VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 53.7%

VALIC Co. I Blue Chip Growth Fund	483	$10,040
VALIC Co. I Dividend Value Fund	2,590,309	25,851,284
VALIC Co. I Large Cap Core Fund	872,821	10,177,095
VALIC Co. I Large Capital Growth Fund	633,936	10,662,803
VALIC Co. I Mid Cap Index Fund	1,130,974	23,467,704
VALIC Co. I Mid Cap Strategic Growth Fund	561,173	9,259,355
VALIC Co. I Nasdaq-100 Index Fund	453,585	8,296,077
VALIC Co. I Science & Technology Fund	691,967	20,675,988
VALIC Co. I Small Cap Index Fund	450,059	6,786,894
VALIC Co. I Small Cap Special Values Fund	516,966	4,544,135
VALIC Co. I Stock Index Fund	1,772,623	71,383,542
VALIC Co. I Value Fund	817,541	12,794,513
VALIC Co. II Capital Appreciation Fund	1,476,808	23,968,596
VALIC Co. II Large Cap Value Fund	1,661,872	30,462,111
VALIC Co. II Mid Cap Growth Fund	783,283	8,122,644
VALIC Co. II Mid Cap Value Fund	1,342,473	20,580,118
VALIC Co. II Small Cap Growth Fund	299,881	5,865,664
VALIC Co. II Small Cap Value Fund	738,437	6,682,859

Total Domestic Equity Investment Companies (cost $319,017,804)		299,591,422

Domestic Fixed Income Investment Companies - 23.0%

VALIC Co. I Capital Conservation Fund	947,740	9,960,743
VALIC Co. I Government Securities Fund	476,461	5,345,891
VALIC Co. I Inflation Protected Fund	2,827,898	32,068,362
VALIC Co. II Core Bond Fund	2,966,658	35,688,892
VALIC Co. II High Yield Bond Fund	1,388,462	10,399,583
VALIC Co. II Strategic Bond Fund	3,046,432	34,790,248

Total Domestic Fixed Income Investment Companies (cost $124,193,674)		128,253,719

Domestic Money Market Investment Companies - 1.3%

VALIC Co. I Government Money Market I Fund (cost $7,615,101)(2)	7,615,101	7,615,101

International Equity Investment Companies - 16.0%

VALIC Co. I Emerging Economies Fund	2,201,167	15,914,439
VALIC Co. I International Equities Index Fund	3,726,135	23,064,779
VALIC Co. I International Growth Fund	770,594	9,609,308
VALIC Co. I International Value Fund	2,500,117	19,450,910
VALIC Co. II International Opportunities Fund	1,122,650	21,139,495

Total International Equity Investment Companies (cost $100,709,500)		89,178,931

International Fixed Income Investment Companies - 2.8%

VALIC Co. I International Government Bond Fund (cost $14,945,926)	1,276,423	15,483,016

Real Estate Investment Companies - 3.2%

VALIC Co. I Global Real Estate Fund (cost $20,386,692)	2,616,719	17,924,528

TOTAL INVESTMENTS (cost $586,868,697)	100.0%	558,046,717
Other assets less liabilities	0.0	50,762

NET ASSETS	100.0%	$558,097,479

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of May 31, 2020 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$558,046,717	$—	$—	$558,046,717

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.4%
Airlines - 0.9%

Southwest Airlines Co.	29,135	$935,233

Apparel Manufacturers - 0.8%

Deckers Outdoor Corp.†	4,557	831,789

Applications Software - 9.6%

Microsoft Corp.	45,278	8,297,194
salesforce.com, Inc.†	11,236	1,963,940

		10,261,134

Audio/Video Products - 0.9%

Dolby Laboratories, Inc., Class A	15,659	950,971

Auto/Truck Parts & Equipment-Original - 1.1%

Allison Transmission Holdings, Inc.	30,179	1,138,352

Banks-Super Regional - 0.5%

US Bancorp	15,862	564,053

Cable/Satellite TV - 0.8%

Charter Communications, Inc., Class A†	1,529	831,776

Casino Hotels - 0.9%

MGM Resorts International	54,328	933,355

Commercial Services-Finance - 0.9%

TransUnion	11,452	988,193

Computer Data Security - 2.4%

Fortinet, Inc.†	18,130	2,523,696

Computer Software - 1.2%

Akamai Technologies, Inc.†	12,592	1,332,234

Computers - 6.6%

Apple, Inc.	22,273	7,081,478

Cosmetics & Toiletries - 0.8%

Procter & Gamble Co.	6,923	802,514

Dental Supplies & Equipment - 1.3%

Align Technology, Inc.†	5,600	1,375,472

Distribution/Wholesale - 1.3%

WW Grainger, Inc.	4,590	1,421,156

Diversified Manufacturing Operations - 0.3%

Carlisle Cos., Inc.	3,049	365,453

E-Commerce/Products - 5.1%

Amazon.com, Inc.†	2,233	5,453,812

E-Commerce/Services - 0.9%

Expedia Group, Inc.	12,529	995,805

Electronic Components-Misc. - 1.3%

Hubbell, Inc.	4,144	507,309
Sensata Technologies Holding PLC†	23,356	832,641

		1,339,950

Electronic Components-Semiconductors - 1.1%

Broadcom, Inc.	4,126	1,201,780

Electronic Forms - 2.2%

Adobe, Inc.†	5,992	2,316,507

Enterprise Software/Service - 2.8%

Oracle Corp.	40,121	2,157,306
Veeva Systems, Inc., Class A†	3,833	838,929

		2,996,235

Entertainment Software - 2.5%

Electronic Arts, Inc.†	11,116	1,365,934
Take-Two Interactive Software, Inc.†	9,471	1,289,666

		2,655,600

Finance-Credit Card - 8.0%

American Express Co.	17,709	1,683,595
Mastercard, Inc., Class A	11,981	3,604,963
Visa, Inc., Class A	16,643	3,249,379

		8,537,937

Food-Confectionery - 1.4%

Hershey Co.	10,997	1,492,073

Footwear & Related Apparel - 0.5%

Skechers U.S.A., Inc., Class A†	17,767	556,462

Insurance-Multi-line - 1.6%

Allstate Corp.	17,515	1,713,142

Insurance-Reinsurance - 0.4%

Everest Re Group, Ltd.	2,016	399,995

Internet Content-Entertainment - 4.7%

Facebook, Inc., Class A†	22,032	4,959,183

Internet Infrastructure Software - 1.5%

F5 Networks, Inc.†	11,379	1,649,045

Internet Security - 1.1%

Palo Alto Networks, Inc.†	4,997	1,175,644

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.	5,439	468,570

Machinery-Pumps - 1.0%

Curtiss-Wright Corp.	10,524	1,055,557

Medical Information Systems - 0.5%

Cerner Corp.	7,021	511,831

Medical Products - 1.5%

Baxter International, Inc.	5,025	452,300
Masimo Corp.†	4,591	1,102,712

		1,555,012

Medical-Biomedical/Gene - 4.8%

Alexion Pharmaceuticals, Inc.†	9,374	1,123,943
Amgen, Inc.	5,804	1,333,179
Exelixis, Inc.†	29,427	727,141
Vertex Pharmaceuticals, Inc.†	6,560	1,889,017

		5,073,280

Medical-Drugs - 6.7%

Bristol-Myers Squibb Co.	16,321	974,690
Eli Lilly & Co.	5,826	891,087
Horizon Therapeutics PLC†	31,687	1,607,481
Jazz Pharmaceuticals PLC†	5,958	710,909
Merck & Co., Inc.	36,742	2,965,814

		7,149,981

Medical-HMO - 1.7%

Humana, Inc.	3,090	1,268,908
UnitedHealth Group, Inc.	1,689	514,892

		1,783,800

Real Estate Investment Trusts - 2.9%

CyrusOne, Inc.	6,895	512,574
Lamar Advertising Co., Class A	7,299	483,924
Life Storage, Inc.	13,554	1,321,244
Mid-America Apartment Communities, Inc.	3,866	449,848

Spirit Realty Capital, Inc.	9,905	281,599

		3,049,189

Real Estate Management/Services - 0.5%

CBRE Group, Inc., Class A†	11,267	495,523

Retail-Apparel/Shoe - 0.8%

Burlington Stores, Inc.†	3,999	838,470

Retail-Discount - 2.3%

Target Corp.	10,123	1,238,347
Walmart, Inc.	9,568	1,187,006

		2,425,353

Retail-Perfume & Cosmetics - 0.5%

Ulta Beauty, Inc.†	2,012	490,948

Semiconductor Equipment - 1.9%

Entegris, Inc.	10,660	638,321
Lam Research Corp.	5,096	1,394,622

		2,032,943

Transport-Rail - 1.3%

Kansas City Southern	9,548	1,437,165

Web Portals/ISP - 5.4%

Alphabet, Inc., Class A†	915	1,311,671
Alphabet, Inc., Class C†	3,146	4,495,382

		5,807,053

Wireless Equipment - 0.8%

Motorola Solutions, Inc.	6,505	880,322

TOTAL INVESTMENTS
(cost $83,760,400)	98.4%	104,835,026
Other assets less liabilities	1.6	1,692,805

NET ASSETS	100.0%	$106,527,831

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$104,835,026	$—	$—	$104,835,026

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 25.6%

VALIC Co. I Dividend Value Fund	1,107,571	$11,053,561
VALIC Co. I Large Cap Core Fund	236,049	2,752,333
VALIC Co. I Large Capital Growth Fund	104,680	1,760,722
VALIC Co. I Mid Cap Index Fund	257,240	5,337,734
VALIC Co. I Mid Cap Strategic Growth Fund	122,263	2,017,343
VALIC Co. I Nasdaq-100 Index Fund	287,248	5,253,773
VALIC Co. I Science & Technology Fund	215,117	6,427,689
VALIC Co. I Small Cap Index Fund	30,489	459,779
VALIC Co. I Small Cap Special Values Fund	153,579	1,349,958
VALIC Co. I Stock Index Fund	434,048	17,479,127
VALIC Co. I Value Fund	177,880	2,783,827
VALIC Co. II Capital Appreciation Fund	361,788	5,871,811
VALIC Co. II Large Cap Value Fund	410,663	7,527,458
VALIC Co. II Mid Cap Growth Fund	253,338	2,627,111
VALIC Co. II Mid Cap Value Fund	449,212	6,886,421
VALIC Co. II Small Cap Growth Fund	78,480	1,535,075
VALIC Co. II Small Cap Value Fund	26,165	236,789

Total Domestic Equity Investment Companies
(cost $87,004,887)		81,360,511

Domestic Fixed Income Investment Companies - 54.5%

VALIC Co. I Capital Conservation Fund	1,785,002	18,760,373
VALIC Co. I Government Securities Fund	814,407	9,137,646
VALIC Co. I Inflation Protected Fund	1,944,248	22,047,772
VALIC Co. II Core Bond Fund	4,925,903	59,258,616
VALIC Co. II High Yield Bond Fund	2,768,547	20,736,418
VALIC Co. II Strategic Bond Fund	3,809,013	43,498,928

Total Domestic Fixed Income Investment Companies
(cost $165,856,051)		173,439,753

Domestic Money Market Investment Companies - 4.1%

VALIC Co. I Government Money Market I Fund (cost $13,006,887)(2)	13,006,887	13,006,887

International Equity Investment Companies - 8.4%

VALIC Co. I Emerging Economies Fund	684,191	4,946,701
VALIC Co. I International Equities Index Fund	1,226,239	7,590,418
VALIC Co. I International Growth Fund	122,826	1,531,638
VALIC Co. I International Value Fund	569,081	4,427,449
VALIC Co. II International Opportunities Fund	444,550	8,370,873

Total International Equity Investment Companies
(cost $30,257,932)		26,867,079

International Fixed Income Investment Companies - 4.9%

VALIC Co. I International Government Bond Fund (cost $15,085,782)	1,287,658	15,619,287

Real Estate Investment Companies - 2.5%

VALIC Co. I Global Real Estate Fund (cost $8,767,045)	1,145,931	7,849,630

TOTAL INVESTMENTS
(cost $319,978,584)	100.0%	318,143,147
Liabilities in excess of other assets	(0.0)	(40,594)

NET ASSETS	100.0%	$318,102,553

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional Information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of May 31, 2020 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$318,143,147	$—	$—	$318,143,147

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 3.9%
Diversified Financial Services - 3.9%

American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$ 2,000,000	$2,080,756
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	150,000	153,706
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	172,893
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	1,000,000	1,016,940
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	900,000	924,390
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,332,000	1,361,754
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	2,377,000	2,545,321
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,285,983
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	2,985,000	3,323,183
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	1,050,000	1,073,514
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.18% (1 ML+1.00%) due 04/15/2034*(1)	2,500,000	2,299,339
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.25% (1 ML+1.07%) due 12/15/2037*(1)	750,000	722,118
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	1,000,000	1,025,785
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	600,000	612,701
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,030,000	1,056,866
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	1,125,000	1,155,035
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	1,000,000	1,031,870
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	1,232,908	1,222,327
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	150,000	151,977
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	250,000	294,299
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	1,254,000	1,302,349
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,804,007
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	237,393
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	400,000	416,534
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	1,010,629
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	1,075,000	1,100,128
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	700,000	720,110
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	5,570,000	6,126,465
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	1,400,000	1,455,593
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	1,330,134	1,345,844
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	1,839,753	1,872,117
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	188,000	192,064
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	61,186	61,151
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,383,920
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(3)	4,520,000	4,743,621
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.08% (1 ML+0.90%) due 12/15/2033*(1)	2,950,000	2,780,342

One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	3,720,000	3,799,500
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	1,298,929	1,344,531
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	900,000	931,816
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	3,000,000	3,073,698
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	130,678
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	304,581
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	521,037
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	850,000	824,843

Total Asset Backed Securities
($60,657,498)		61,993,708

U.S. CORPORATE BONDS & NOTES - 33.6%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	508,000	537,754
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	2,410,000	2,251,639
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	873,000	945,881

		3,735,274

Advertising Sales - 0.1%

National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	1,065,000	852,000

Aerospace/Defense - 0.3%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,407,000	2,642,264
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	839,000	859,107
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	11,000	11,502
Northrop Grumman Corp. Senior Notes 5.25% due 05/01/2050	1,178,000	1,704,456

		5,217,329

Aerospace/Defense-Equipment - 0.1%

Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	669,000	638,253
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	898,000	892,953

		1,531,206

Agricultural Operations - 0.0%

Archer-Daniels-Midland Co. Senior Notes 2.75% due 03/27/2025	638,000	687,541

Airlines - 0.1%

Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	1,060,000	1,095,344
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	389,187	325,481

		1,420,825

Applications Software - 0.1%

SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	759,000	797,185

Auction Houses/Art Dealers - 0.0%

Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	790,000	718,900

Auto-Cars/Light Trucks - 0.6%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	1,039,000	1,052,417
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	588,000	585,417
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	688,000	650,160
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	178,000	176,665
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	120,000	124,200
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	487,000	508,915
General Motors Co. Senior Notes 6.80% due 10/01/2027	1,086,000	1,240,118

Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,160,000	1,138,097
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	290,000	270,090
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	603,000	603,000
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	2,601,000	2,709,210

		9,058,289

Auto-Heavy Duty Trucks - 0.0%

Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	559,000	563,193

Auto/Truck Parts & Equipment-Original - 0.1%

Dana, Inc. Senior Notes 5.38% due 11/15/2027	530,000	506,150
Lear Corp. Senior Notes 5.25% due 05/15/2049	876,000	794,923

		1,301,073

Banks-Commercial - 1.2%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	4,952,000	5,317,741
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	350,000	335,311
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	563,000	578,263
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,272,000	1,327,167
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	831,000	907,330
Discover Bank Senior Notes 2.70% due 02/06/2030	852,000	803,324
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	914,000	929,640
Regions Financial Corp. Senior Notes 2.25% due 05/18/2025	1,260,000	1,283,355
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,899,000	2,667,746
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025	682,000	688,551
SunTrust Bank Senior Notes 3.50% due 08/02/2022	24,000	24,713
Synovus Bank Senior Notes 2.29% due 02/10/2023	1,222,000	1,207,067
Truist Bank Sub. Notes 2.64% due 09/17/2029	661,000	654,752
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	2,597,000	2,474,552

		19,199,512

Banks-Super Regional - 0.8%

Bank of America NA Senior Notes 3.34% due 01/25/2023	1,230,000	1,278,508
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	2,327,000	2,347,202
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	2,147,000	2,176,994
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	5,217,000	5,866,927
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	566,000	673,298
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	846,000	1,118,282

		13,461,211

Batteries/Battery Systems - 0.1%

Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	1,090,000	1,149,950
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,150,000	1,145,687

		2,295,637

Beverages-Non-alcoholic - 0.6%

Coca-Cola Co. Senior Bonds 2.75% due 06/01/2060	1,418,000	1,384,001
Coca-Cola Co. Senior Notes 2.95% due 03/25/2025	1,464,000	1,614,981
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	962,000	1,049,333
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	32,000	34,892
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	1,846,000	2,103,107

PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	1,513,000	1,615,567
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	1,202,000	1,264,785

		9,066,666

Brewery - 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,211,000	3,717,555
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,307,000	2,569,525
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	905,000	936,809

		7,223,889

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,229,000	1,395,890
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	412,000	393,876
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	73,000	78,110

		1,867,876

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 4.30% due 07/15/2047	1,970,000	1,876,701
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	700,000	721,000

		2,597,701

Building & Construction-Misc. - 0.1%

Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	801,000	857,070

Building Products-Air & Heating - 0.1%

Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	1,907,000	1,695,773
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	840,000	745,795

		2,441,568

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	1,172,000	1,253,894
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	782,000	814,287

		2,068,181

Building Products-Doors & Windows - 0.0%

Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	779,000	773,781

Building-Heavy Construction - 0.0%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	590,000	520,675

Building-Residential/Commercial - 0.0%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	774,000	789,480

Cable/Satellite TV - 0.8%

Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	715,000	711,425
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	378,101
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	295,000	303,113
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	295,000	317,863
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	802,000	848,115
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Bonds 3.70% due 04/01/2051	386,000	369,976
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,209,000	1,346,410
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	153,000	182,600
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	584,000	764,827

Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	1,375,000	1,532,390
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	618,000	705,340
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	389,000	454,045
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,601,000	1,991,181
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	755,000	796,299
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	600,000	634,500
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,571,000	2,006,551

		13,342,736

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	542,000	499,161
Boyd Gaming Corp. Senior Notes 8.63% due 06/01/2025*	455,000	486,058

		985,219

Casino Services - 0.1%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,195,000	1,248,775

Cellular Telecom - 0.4%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	3,308,000	3,754,580
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	2,158,000	2,335,452
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	586,000	647,192
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	429,000	438,563

		7,175,787

Chemicals-Diversified - 0.1%

LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	384,000	408,165
Olin Corp. Senior Notes 9.50% due 06/01/2025*	510,000	556,537

		964,702

Chemicals-Specialty - 0.2%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,227,000	1,274,005
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	1,664,000	1,691,055
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	374,000	573,879

		3,538,939

Coal - 0.0%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	886,000	670,596

Commercial Services - 0.1%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,205,000	1,203,132
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	504,000	529,310

		1,732,442

Commercial Services-Finance - 0.1%

MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	1,125,000	1,061,741

Computer Services - 0.6%

Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	755,000	757,786
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	4,550,000	4,843,846
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	835,000	895,897
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	1,280,000	1,424,269
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	515,000	508,562
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	196,000	204,575

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	525,000	522,375

		9,157,310

Computer Software - 0.1%

Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	955,000	995,588

Computers - 0.5%

Apple, Inc. Senior Notes 2.05% due 09/11/2026	1,086,000	1,160,194
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,285,000	1,457,078
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	636,000	725,993
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,576,000	1,911,038
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024	1,296,000	1,427,719
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	1,256,000	1,499,756

		8,181,778

Computers-Integrated Systems - 0.1%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	1,291,000	955,340

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	577,000	590,202
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	20,000	22,862
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	326,000	330,890

		943,954

Containers-Metal/Glass - 0.1%

Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	855,000	874,238

Containers-Paper/Plastic - 0.2%

Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	723,000	782,438
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	1,906,000	1,934,292

		2,716,730

Cosmetics & Toiletries - 0.1%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,365,000	1,129,538

Data Processing/Management - 0.1%

Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	843,000	846,161
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	765,000	929,645

		1,775,806

Dental Supplies & Equipment - 0.1%

DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030	785,000	804,019

Diagnostic Equipment - 0.1%

Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	144,000	144,180
Ortho-Clinical Diagnostics, Inc. Senior Notes 7.25% due 02/01/2028*	252,000	250,740
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	498,000	509,205

		904,125

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	1,132,000	1,155,081

Direct Marketing - 0.0%

Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	437,000	423,890

Distribution/Wholesale - 0.2%

Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	762,000	784,860
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	855,000	835,583
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	357,000	337,290
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	740,000	725,296

		2,683,029

Diversified Banking Institutions - 2.8%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024	2,701,000	2,744,216
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	2,550,000	2,653,032
Bank of America Corp. Senior Notes 3.50% due 05/17/2022	940,000	962,602
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,755,000	1,939,275
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	708,000	838,547
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,730,000	1,940,114
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,502,000	2,049,187
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,144,000	1,246,937
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	1,390,000	1,604,458
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	1,480,000	1,647,773
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	820,000	984,814
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,032,000	1,292,592
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	1,595,000	2,027,555
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,747,000	2,765,170
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	1,333,000	1,478,657
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,596,000	1,769,248
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,010,000	2,805,705
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	773,000	787,088
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	509,000	525,201
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	568,000	573,386
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	3,875,000	4,025,500
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	2,081,000	2,272,592
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	542,000	620,207
Morgan Stanley Senior Notes 3.62% due 04/01/2031	698,000	775,705
Morgan Stanley Senior Notes 3.63% due 01/20/2027	3,515,000	3,898,358
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	305,000	351,310
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	100,713

		44,679,942

Diversified Manufacturing Operations - 0.2%

Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030	897,000	879,294
General Electric Co. Senior Notes 4.35% due 05/01/2050	524,000	511,745
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,189,000	1,302,517

		2,693,556

Drug Delivery Systems - 0.1%

Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	1,002,000	1,061,475

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	749,000	1,014,535

E-Commerce/Services - 0.1%

GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,115,000	1,084,338

Electric Products-Misc. - 0.0%

WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	367,000	370,690
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	131,000	130,010

		500,700

Electric-Distribution - 0.4%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	4,232,000	4,598,882

NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	875,000	903,437
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	1,298,000	1,552,562

		7,054,881

Electric-Generation - 0.1%

Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,265,000	1,428,342
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	880,000	920,700

		2,349,042

Electric-Integrated - 2.3%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	607,000	709,716
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	1,318,000	1,432,120
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	3,291,000	3,521,111
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*	615,000	773,102
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	718,000	721,858
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	318,000	373,035
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	1,377,000	1,929,450
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,367,000	1,603,338
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	2,379,000	2,870,056
Duke Energy Ohio, Inc. 1st Mtg. Bonds 2.13% due 06/01/2030	559,000	574,031
Entergy Corp. Senior Notes 3.75% due 06/15/2050	588,000	641,111
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	2,538,000	3,025,518
Exelon Corp. Senior Notes 4.70% due 04/15/2050	966,000	1,220,674
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	1,074,000	1,111,789
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,084,000	4,528,962
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	899,000	958,348
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	556,000	581,901
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	1,450,000	1,583,590
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	2,179,000	2,196,754
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	1,241,000	1,419,775
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	935,000	1,145,750
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	683,000	719,337
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	460,000	450,975
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	457,000	466,442
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	1,336,000	1,444,653

		36,003,396

Electric-Transmission - 0.1%

ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	942,000	990,360

Electronic Components-Semiconductors - 0.3%

Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	1,014,000	1,061,785
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	633,000	702,030
Intel Corp. Senior Notes 2.45% due 07/29/2020	34,000	34,096
Intel Corp. Senior Notes 3.90% due 03/25/2030	1,164,000	1,393,250
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	183,000	184,167

NVIDIA Corp. Senior Notes 3.50% due 04/01/2050	718,000	818,191

		4,193,519

Electronic Measurement Instruments - 0.1%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	136,000	145,393
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	2,020,000	2,203,783

		2,349,176

Electronic Parts Distribution - 0.1%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	814,000	860,895
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,490,000	1,440,608

		2,301,503

Energy-Alternate Sources - 0.2%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	1,892,000	1,940,193
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	697,000	705,712

		2,645,905

Enterprise Software/Service - 0.2%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	747,000	732,060
Oracle Corp. Senior Notes 2.95% due 11/15/2024	2,010,000	2,180,133

		2,912,193

Finance-Auto Loans - 0.1%

Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	134,000	123,615
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	770,000	723,800

		847,415

Finance-Commercial - 0.1%

GE Capital Funding LLC Company Guar. Notes 3.45% due 05/15/2025*	2,207,000	2,239,098

Finance-Consumer Loans - 0.5%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,080,000	915,300
Navient Corp. Senior Notes 5.00% due 03/15/2027	450,000	384,750
SLM Corp. Senior Notes 5.63% due 08/01/2033	882,000	679,140
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	355,000	314,708
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	900,000	888,480
Synchrony Financial Senior Notes 4.50% due 07/23/2025	5,254,000	5,297,139

		8,479,517

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	905,000	809,704
American Express Co. Senior Notes 3.40% due 02/22/2024	1,164,000	1,259,680
American Express Co. Senior Notes 4.20% due 11/06/2025	790,000	909,956
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	1,684,000	1,779,656

		4,758,996

Finance-Investment Banker/Broker - 0.1%

LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	841,000	874,337

Finance-Mortgage Loan/Banker - 0.0%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	726,000	740,520

Finance-Other Services - 0.0%

Intercontinental Exchange, Inc. Senior Notes 3.00% due 06/15/2050	762,000	772,016

Financial Guarantee Insurance - 0.0%

Radian Group, Inc. Senior Notes 6.63% due 03/15/2025	658,000	669,844

Food-Meat Products - 0.2%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	456,000	450,032
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	1,086,000	1,088,371

Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	1,008,000	1,059,208

		2,597,611

Food-Misc./Diversified - 0.6%

Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	1,194,000	1,184,055
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	1,132,000	1,301,960
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	155,000	205,949
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,202,000	1,610,153
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	855,000	812,250
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	635,000	666,055
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	783,000	802,066
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	346,000	343,936
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	585,000	609,927
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,707,000	1,910,303

		9,446,654

Food-Retail - 0.2%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	520,000	527,795
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	802,000	824,223
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	522,000	558,733
Kroger Co. Senior Notes 3.95% due 01/15/2050	560,000	629,441

		2,540,192

Food-Wholesale/Distribution - 0.2%

Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	1,254,000	1,170,866
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	996,000	1,193,756
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	561,000	727,202
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	496,000	513,980

		3,605,804

Gas-Distribution - 0.1%

NiSource, Inc. Senior Notes 5.65% due 02/01/2045	867,000	1,162,112

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	456,000	471,960

Hotels/Motels - 0.1%

Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	1,039,000	939,391

Human Resources - 0.1%

Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	933,000	853,695

Independent Power Producers - 0.1%

Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	757,000	805,811
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	748,000	764,830

		1,570,641

Industrial Gases - 0.1%

Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	1,060,000	1,100,133

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	750,000	762,497
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	920,000	983,610
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	790,000	976,495

		2,722,602

Insurance-Life/Health - 0.4%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	1,132,000	990,146
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	1,576,000	1,637,009
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	3,126,000	3,147,711
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	270,000	287,377
Unum Group Senior Notes 4.50% due 03/15/2025	538,000	558,671

		6,620,914

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 05/15/2060*	394,000	398,565
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	708,000	755,257
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	45,000	45,222

		1,199,044

Insurance-Property/Casualty - 0.1%

AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	845,000	906,601
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	162,000	189,230

		1,095,831

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	824,000

Internet Content-Entertainment - 0.1%

Netflix, Inc. Senior Notes 4.38% due 11/15/2026	382,000	405,543
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	1,660,000	1,792,136

		2,197,679

Investment Companies - 0.0%

FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	555,000	444,000

Investment Management/Advisor Services - 0.1%

AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	825,000	765,930
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	1,326,000	1,376,632

		2,142,562

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 1.45% due 05/15/2025	1,428,000	1,462,541

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	1,635,000	1,714,987

Machinery-Farming - 0.4%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	1,561,000	1,589,718
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	2,458,000	2,565,209
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	1,656,000	1,806,876
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	713,000	786,959

		6,748,762

Medical Labs & Testing Services - 0.1%

Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	446,000	457,150
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	1,548,000	1,665,627

		2,122,777

Medical Products - 0.2%

Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*	2,972,000	3,353,393
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	625,000	638,931

		3,992,324

Medical-Biomedical/Gene - 0.4%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	5,025,000	5,297,452
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	1,042,000	1,119,395
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	773,000	754,662

		7,171,509

Medical-Drugs - 0.6%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	1,126,000	1,257,476
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	1,979,000	2,273,523
AbbVie, Inc. Senior Notes 4.88% due 02/15/2021*	496,000	506,569
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*	1,543,000	1,695,895
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	900,000	1,203,742
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,089,000	1,172,456
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040	1,145,000	1,160,059

		9,269,720

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	1,252,000	1,406,452
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	738,000	751,793

		2,158,245

Medical-HMO - 0.4%

Centene Corp. Senior Notes 4.25% due 12/15/2027	554,000	578,720
Centene Corp. Senior Notes 4.63% due 12/15/2029	131,000	141,016
Humana, Inc. Senior Notes 4.88% due 04/01/2030	2,070,000	2,556,670
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	1,656,000	1,680,304
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	831,000	873,381
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	784,000	896,905

		6,726,996

Medical-Hospitals - 0.3%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,064,000	1,210,362
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,075,000	2,277,707
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	760,000	733,400
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	900,000	911,250

		5,132,719

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	1,797,000	1,905,031

Metal-Copper - 0.1%

Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	367,000	355,761
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	367,000	355,990
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029#	527,000	541,492

		1,253,243

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	699,000	499,785
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	262,000	238,420
Cleveland-Cliffs, Inc. Senior Sec. Notes 9.88% due 10/17/2025*	92,000	94,975

		833,180

Multimedia - 0.2%

E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,098,000	1,021,140
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	1,725,000	1,896,649

		2,917,789

Office Supplies & Forms - 0.0%

Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	642,000	640,681

Oil Companies-Exploration & Production - 0.7%

Apache Corp. Senior Notes 4.38% due 10/15/2028	34,000	30,173
Apache Corp. Senior Notes 5.10% due 09/01/2040	2,224,000	1,783,020

Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	344,000	110,080
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,183,000	331,240
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	736,000	770,773
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	807,000	954,864
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	865,000	1,127,128
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,691,000	1,488,080
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	686,000	655,311
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	859,000	863,429
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	899,000	775,692
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	1,178,000	1,043,989
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	298,000	211,580
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	513,000	420,660

		10,566,019

Oil Companies-Integrated - 0.3%

BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	1,097,000	1,072,398
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	803,000	900,788
Chevron Corp. Senior Notes 1.55% due 05/11/2025	2,529,000	2,596,559
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,021,000	1,067,039

		5,636,784

Oil Field Machinery & Equipment - 0.0%

Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	1,387,000	76,285

Oil Refining & Marketing - 0.1%

PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	842,000	707,271
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	87,000	94,197
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	1,285,000	1,350,200

		2,151,668

Oil-Field Services - 0.2%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030	507,000	572,426
Calfrac Holdings LP Sec. Notes 10.88% due 03/15/2026*	81,950	16,390
Halliburton Co. Senior Notes 2.92% due 03/01/2030	1,255,000	1,166,050
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	385,000	146,531
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	1,222,000	1,321,262
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	499,000	169,660
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	532,000	512,050

		3,904,369

Paper & Related Products - 0.4%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,290,000	2,386,655
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	1,424,000	1,456,705
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,976,000	2,102,893
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	691,000	704,704

		6,650,957

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	916,000	954,602

Pharmacy Services - 0.4%

Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	605,000	756,668
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	664,000	871,440
CVS Health Corp Senior Notes 4.25% due 04/01/2050	684,000	803,316
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	2,227,000	2,718,682
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	675,000	865,749

		6,015,855

Pipelines - 1.1%

Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	445,000	436,656
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	607,000	587,272
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	875,000	870,339
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	361,000	352,877
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	617,000	625,502
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	507,000	536,374
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	900,000	763,552
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	1,339,000	1,304,936
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	702,000	759,658
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	743,000	778,594
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	604,000	467,611
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	168,000	97,692
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,027,000	1,114,589
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,267,000	1,152,970
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	475,000	429,875
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,075,000	1,058,875
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	997,000	1,015,398
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	1,246,000	1,122,809
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	531,000	627,866
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	405,000	444,167
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	661,000	317,280
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*	908,000	966,806
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,751,000	2,041,601

		17,873,299

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	820,000	852,800

Protection/Safety - 0.1%

Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	552,000	575,460
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	653,000	672,590
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	545,000	516,387

		1,764,437

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	921,000	943,012

Real Estate Investment Trusts - 0.9%

Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	1,784,000	1,839,328
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	597,000	696,649
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,051,000	1,077,275
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	710,000	671,837
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	453,000	440,542
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	480,000	480,000
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	896,000	907,200
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	328,000	338,558
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	700,000	584,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	764,000	801,360
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	587,000	606,811
Prologis LP Senior Notes 3.00% due 04/15/2050	1,193,000	1,197,986
Sabra Health Care LP Company Guar. Notes 3.90% due 10/15/2029	1,218,000	1,028,254
Sabra Health Care LP Company Guar. Notes 4.80% due 06/01/2024$	841,000	819,569
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,206,000	1,173,506
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	870,000	748,200
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	370,000	357,050

		13,768,625

Real Estate Management/Services - 0.0%

Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	612,000	639,662

Real Estate Operations & Development - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,200,000	1,137,000

Recycling - 0.1%

Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	915,000	895,501

Rental Auto/Equipment - 0.0%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,321,000	515,190

Research & Development - 0.0%

Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	170,000	176,069
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	103,000	106,863

		282,932

Resorts/Theme Parks - 0.1%

SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*#	735,000	751,537
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	825,000	767,250
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	81,000	86,063

		1,604,850

Retail-Apparel/Shoe - 0.1%

Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	1,351,000	1,688,791

Retail-Appliances - 0.0%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	593,000	410,653

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030*	1,325,000	1,357,810

Retail-Automobile - 0.0%

AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	532,000	554,171

Retail-Building Products - 0.2%

Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	657,000	744,213
Lowe’s Cos, Inc. Senior Notes 5.13% due 04/15/2050	1,472,000	1,992,482
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	261,000	299,645

		3,036,340

Retail-Discount - 0.1%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	2,013,000	2,120,833

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	1,863,000	1,810,291

Retail-Major Department Stores - 0.1%

TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	1,235,000	1,401,706

Retail-Petroleum Products - 0.0%

Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	675,000	693,698

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	1,592,000	1,247,767
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	621,000	661,736

		1,909,503

Retail-Restaurants - 0.4%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,187,000	1,062,365
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	1,261,000	1,171,835
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	425,000	280,500
IRB Holding Corp. Senior Sec. Notes 7.00% due 06/15/2025*	167,000	173,262
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	755,000	822,621
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	800,000	951,761
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,260,000	1,539,982

		6,002,326

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,130,000	1,179,099

Savings & Loans/Thrifts - 0.3%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,742,000	1,868,582
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	2,652,000	2,614,983

		4,483,565

Security Services - 0.0%

Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	106,000	99,142

Semiconductor Components-Integrated Circuits - 0.1%

Analog Devices, Inc. Senior Notes 2.95% due 04/01/2025	906,000	965,033

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	1,185,000	1,283,576

Software Tools - 0.1%

VMware, Inc. Senior Notes 4.70% due 05/15/2030	1,279,000	1,397,168

Steel-Producers - 0.1%

Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	720,000	738,000
Nucor Corp. Senior Notes 2.70% due 06/01/2030	414,000	421,258

Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	1,306,000	1,290,281

		2,449,539

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 5.45% due 11/15/2079	2,559,000	2,925,226

Telephone-Integrated - 1.1%

AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,029,000	5,658,338
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	695,000	787,946
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	871,000	999,190
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,074,000	2,434,949
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	688,000	694,880
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	924,000	1,016,400
Front Range BidCo., Inc. Senior Notes 6.13% due 03/01/2028*	547,000	540,163
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	693,000	768,615
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	276,000	337,587
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	681,000	826,664
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	405,000	497,784
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	2,180,000	2,926,686

		17,489,202

Television - 0.4%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	460,000	473,800
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,110,000	1,171,050
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	3,712,000	3,544,995
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	494,000	544,250
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	1,179,000	1,212,914

		6,947,009

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	1,095,000	1,197,853

Transport-Air Freight - 0.1%

Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	925,000	923,973

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 4.00% due 06/30/2030	945,000	978,539
GATX Corp. Senior Notes 4.35% due 02/15/2024	1,902,000	2,057,481

		3,036,020

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	921,000	887,866

Transport-Rail - 0.2%

Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	990,000	1,031,353
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	621,000	777,376
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	1,208,000	1,452,882

		3,261,611

Transport-Services - 0.1%

United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	957,000	1,087,676
United Parcel Service, Inc. Senior Notes 5.30% due 04/01/2050	594,000	840,504

		1,928,180

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	876,000	985,565

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	260,000	260,668
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	2,815,000	2,907,553
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	867,000	917,199

		4,085,420

Vitamins & Nutrition Products - 0.1%

HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	827,000	820,798

Water - 0.1%

American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	616,000	676,915
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	792,000	806,980

		1,483,895

Total U.S. Corporate Bonds & Notes (cost $514,988,770)		534,318,727

FOREIGN CORPORATE BONDS & NOTES - 8.9%
Aerospace/Defense - 0.1%

BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	1,045,000	1,134,401

Agricultural Chemicals - 0.2%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	540,000	461,036
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	1,282,000	1,400,465
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	878,000	860,440
Yara International ASA Senior Notes 3.15% due 06/04/2030*	583,000	590,872

		3,312,813

Auto/Truck Parts & Equipment-Original - 0.0%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	356,000	367,481

Banks-Commercial - 1.3%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	1,028,000	1,032,722
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	1,381,000	1,482,504
Bank of Montreal Senior Notes 2.05% due 11/01/2022	3,400,000	3,496,620
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	914,000	925,513
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	2,217,000	2,273,596
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	1,905,000	1,942,626
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	968,000	988,874
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,302,000	1,354,779
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	1,274,000	1,311,150
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	800,000	725,120
ING Groep NV Senior Notes 4.63% due 01/06/2026*	563,000	648,488
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	844,000	895,145
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	1,709,000	1,745,985
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	1,042,000	1,101,227
Standard Chartered PLC Senior Notes 4.64% due 04/01/2031*	653,000	728,230

		20,652,579

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	1,166,000	1,179,881

Building-Residential/Commercial - 0.0%

Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	696,000	675,120

Cable/Satellite TV - 0.1%

Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,097,000	1,106,256

Cellular Telecom - 0.4%

Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	236,500
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,335,000	1,317,231
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,434,000	1,509,285
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	627,871
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	698,000	867,708
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	800,000	1,039,034

		5,597,629

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	881,183
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	1,619,000	1,420,672
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	400,000	352,796

		2,654,651

Chemicals-Specialty - 0.0%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	760,000	719,631

Computer Software - 0.0%

Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	454,000	456,134

Computers-Memory Devices - 0.0%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	490,000	520,865

Containers-Metal/Glass - 0.1%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	825,000	812,625
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	825,000	870,375

		1,683,000

Containers-Paper/Plastic - 0.2%

Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*	111,000	113,775
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	838,000	854,760
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	1,620,000	1,652,416

		2,620,951

Cruise Lines - 0.0%

Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	726,000	435,869
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	189,000	115,290
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	115,000	124,200

		675,359

Diagnostic Equipment - 0.1%

DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	1,413,000	1,541,454

Diversified Banking Institutions - 2.1%

Banco Santander SA Senior Notes 2.71% due 06/27/2024	1,400,000	1,448,120
Banco Santander SA Senior Notes 3.49% due 05/28/2030	400,000	408,554
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	2,541,000	2,603,989
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	2,297,000	2,511,059
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	1,332,000	1,362,937
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	1,238,000	1,372,447

Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	782,000	789,671

HSBC Holdings PLC Senior Notes 2.10% due 06/04/2026	1,321,000	1,320,259
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,883,000	1,921,540
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	971,000	1,146,952
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	1,883,000	1,929,776
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	2,833,000	2,907,082
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	1,716,000	1,783,711
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	2,518,000	2,542,286
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	1,682,000	1,701,170
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	531,000	567,300
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	622,000	666,634
UBS AG Senior Notes 1.75% due 04/21/2022*	1,570,000	1,595,350
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	816,000	849,741
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	299,053
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	1,439,000	1,434,869
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,048,000	1,092,126
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	895,000	977,027

		33,231,653

Diversified Financial Services - 0.2%

Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	815,000	811,944
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	3,015,000	3,012,508

		3,824,452

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	1,086,000	1,199,261

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*	1,067,000	1,171,555
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	874,000	881,586
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	1,198,000	1,239,440
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	622,000	627,516

		3,920,097

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*	999,000	1,246,552

Electric-Integrated - 0.2%

Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	1,216,000	1,481,560
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	936,000	943,357

		2,424,917

Electronic Components-Semiconductors - 0.0%

NXP BV/NXP Funding LLC Company Guar. Notes 3.40% due 05/01/2030*	517,000	532,992

Energy-Alternate Sources - 0.0%

ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	400,000	394,000

Finance-Consumer Loans - 0.0%

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	788,000	738,750

Finance-Leasing Companies - 0.1%

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	1,175,000	993,222

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	405,000	341,800

		1,335,022

Food-Baking - 0.0%

Grupo Bimbo SAB de CV Company Guar. Notes 4.00% due 09/06/2049*	638,000	637,821

Food-Meat Products - 0.1%

BRF SA Senior Notes 4.88% due 01/24/2030*	400,000	369,500
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	347,000	355,675
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	893,000	907,511

		1,632,686

Gold Mining - 0.0%

Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 05/13/2050*	455,000	491,078

Independent Power Producers - 0.0%

Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	600,000	612,000

Insurance-Life/Health - 0.2%

Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030	981,000	1,060,623
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	1,448,000	1,512,342

		2,572,965

Insurance-Property/Casualty - 0.2%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	2,434,000	2,504,551

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	777,000	763,034

Medical-Drugs - 0.3%

Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	227,000	221,325
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	700,000	511,000
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	35,000	35,925
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,744,000	3,031,719
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	890,000	903,163

		4,703,132

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	823,000	761,028

Metal-Iron - 0.1%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	824,000	864,533

Motion Pictures & Services - 0.0%

Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	615,000	608,850

Multimedia - 0.0%

Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	400,000	344,400

Oil Companies-Exploration & Production - 0.1%

MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	865,000	852,457
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*	775,000	705,731

		1,558,188

Oil Companies-Integrated - 0.5%

BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	3,776,000	4,156,517
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	749,000	765,125
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	817,000	919,663
Petro-Canada Senior Notes 5.95% due 05/15/2035	606,000	701,064
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	400,000	296,400
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	400,000	351,500

Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	400,000	320,360
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	400,000	306,000
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	596,000	643,911

		8,460,540

Paper & Related Products - 0.0%

Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	679,000	687,488

Retail-Convenience Store - 0.1%

Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	1,081,000	1,025,159

Retail-Petroleum Products - 0.1%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,180,000	1,194,502

Satellite Telecom - 0.1%

Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	785,000	761,450
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	428,000	426,930
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,045,000	1,024,800

		2,213,180

Security Services - 0.0%

GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	709,000	735,850

SupraNational Banks - 0.6%

African Development Bank Senior Notes 0.75% due 04/03/2023	1,913,000	1,933,568
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	2,408,000	2,507,891
European Investment Bank Senior Notes 1.63% due 08/14/2020	39,000	39,085
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	1,343,000	1,528,441
International Finance Corp. Senior Notes 0.50% due 03/20/2023#	2,861,000	2,874,102

		8,883,087

Telecom Services - 0.1%

Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,175,000	1,142,687

Telephone-Integrated - 0.3%

Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	1,320,000	1,429,118
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,007,000	1,222,297
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,515,000	1,731,924

		4,383,339

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	502,000	755,228

Vitamins & Nutrition Products - 0.0%

Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	352,000	356,840

Total Foreign Corporate Bonds & Notes (cost $137,446,372)		141,638,067

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Sovereign - 1.0%

Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	800,000	799,840
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	800,000	788,128
Dominican Republic Senior Notes 5.95% due 01/25/2027	1,000,000	980,000
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028	1,200,000	1,253,100
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027	1,000,000	972,066
Republic of Italy Senior Notes 4.00% due 10/17/2049	729,000	718,318
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	1,000,000	980,200
Republic of Kenya Senior Notes 6.88% due 06/24/2024	1,500,000	1,466,610

Republic of Panama Senior Notes 3.16% due 01/23/2030	1,200,000	1,276,200
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	2,000,000	2,337,000
State of Qatar Senior Notes 3.75% due 04/16/2030*	1,000,000	1,112,500
United Mexican States Senior Notes 4.50% due 04/22/2029	1,303,000	1,408,556
United Mexican States Senior Bonds 4.75% due 03/08/2044	859,000	896,804

		14,989,322

Sovereign Agency - 0.1%

Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	2,096,000	2,103,641

Total Foreign Government Obligations (cost $16,979,059)		17,092,963

U.S. GOVERNMENT AGENCIES - 38.2%
Federal Home Loan Bank - 0.3%

2.13% due 09/14/2029	4,765,000	5,173,454

Federal Home Loan Mtg. Corp. - 9.5%

2.50% due 01/01/2028	464,898	490,444
2.50% due 04/01/2028	940,115	991,801
2.50% due 03/01/2031	610,084	639,743
2.50% due 10/01/2032	3,314,122	3,475,402
3.00% due 08/01/2027	206,707	218,713
3.00% due 10/01/2042	1,137,048	1,238,540
3.00% due 11/01/2042	961,265	1,029,317
3.00% due 02/01/2043	1,216,431	1,286,438
3.00% due 04/01/2043	1,311,587	1,425,489
3.00% due 05/01/2043	495,023	539,227
3.00% due 08/01/2043	4,837,434	5,184,800
3.00% due 10/01/2045	4,884,117	5,175,228
3.00% due 08/01/2049	3,612,729	3,802,244
3.00% due 10/01/2049	5,752,232	6,053,980
3.00% due 01/01/2050	20,731,262	21,818,775
3.50% due 01/01/2032	3,526,398	3,740,811
3.50% due 03/01/2042	3,209,249	3,484,539
3.50% due 04/01/2042	1,367,142	1,484,559
3.50% due 08/01/2042	1,107,752	1,213,739
3.50% due 09/01/2043	985,842	1,080,213
3.50% due 03/01/2045	898,081	965,207
3.50% due 07/01/2045	6,065,382	6,536,071
3.50% due 08/01/2045	1,762,833	1,917,710
3.50% due 11/01/2045	3,239,218	3,479,636
3.50% due 01/01/2046	2,042,447	2,192,229
3.50% due 03/01/2046	1,900,321	2,036,528
3.50% due 11/01/2047	10,083,093	10,718,453
3.50% due 03/01/2048	8,196,964	8,938,764
3.50% due 08/01/2049	8,971,242	9,456,010
4.00% due 03/01/2023	3,148	3,334
4.00% due 09/01/2040	1,002,158	1,101,164
4.00% due 07/01/2044	75,332	82,741
4.00% due 10/01/2045	2,403,364	2,606,258
4.00% due 01/01/2046	535,816	588,655
4.00% due 12/01/2048	7,218,044	7,673,324
4.00% due 07/01/2049	5,674,018	6,181,128
4.00% due 01/01/2050	1,839,024	1,956,174
4.50% due 12/01/2039	407,453	456,491
4.50% due 07/01/2044	1,177,267	1,310,062
4.50% due 05/01/2048	4,188,790	4,530,456
5.00% due 10/01/2033	801	899
5.00% due 07/01/2040	475,587	545,898
5.00% due 11/01/2043	2,326,257	2,668,906
5.50% due 11/01/2032	5,318	6,075
5.50% due 07/01/2034	22,406	26,026
5.50% due 02/01/2035	33,659	37,043
5.50% due 07/01/2035	802	936
5.50% due 01/01/2036	139,141	162,128
5.50% due 05/01/2037	22,511	26,187
6.00% due 07/01/2035	72,574	80,844
6.00% due 03/01/2040	117,562	135,991
6.50% due 02/01/2036	10,024	11,777
6.50% due 09/01/2036	162	180
6.50% due 05/01/2037	30,126	35,376
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	74,143	76,099
4.01% (12 ML+1.88%) due 11/01/2037	848,324	899,265
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	2,894,125	2,982,916
Series 4800, Class KG 3.50% due 11/15/2045(2)	4,000,000	4,145,226
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.62% (6.80%-1 ML) due 09/15/2039(2)(4)(5)	583,033	96,564
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2015-DNA1, Class M2 2.02% (1 ML+1.85%) due 10/25/2027(2)	273,243	272,753
Series 2014-DN1, Class M2 2.37% (1 ML+2.20%) due 02/25/2024(2)	529,309	507,696
Series 2014-HQ2, Class M2 2.37% (1 ML+2.20%) due 09/25/2024(2)	1,338,952	1,344,430

		151,167,612

Federal National Mtg. Assoc. - 22.9%

2.50% due 02/01/2028	870,538	913,580
2.50% due 04/01/2028	254,908	268,879
2.50% due 08/01/2031	12,604,451	13,215,048
2.50% due 01/01/2032	1,936,350	2,030,391
2.50% due 04/01/2035	3,940,418	4,125,722
2.50% due 06/01/2050	7,982,753	8,273,996

3.00% due 10/01/2027	114,629	121,080
3.00% due 01/01/2028	1,165,628	1,231,497
3.00% due 10/01/2030	1,933,927	2,042,601
3.00% due 10/01/2032	5,911,043	6,237,010
3.00% due 02/01/2033	9,835,844	10,367,884
3.00% due 07/01/2034	1,575,395	1,660,285
3.00% due 11/01/2039	4,089,711	4,309,663
3.00% due 03/01/2042	2,298,708	2,459,326
3.00% due 12/01/2042	1,921,466	2,065,770
3.00% due 02/01/2043	4,562,707	4,881,671
3.00% due 05/01/2043	2,500,802	2,676,741
3.00% due 05/01/2046	2,931,586	3,101,966
3.00% due 08/01/2046	6,117,724	6,547,204
3.00% due 09/01/2046	1,372,517	1,451,555
3.00% due 04/01/2047	3,194,994	3,379,813
3.00% due 04/01/2048	13,650,939	14,367,035
3.00% due 09/01/2048	6,362,996	6,721,795
3.50% due 08/01/2026	659,484	696,886
3.50% due 09/01/2026	664,447	702,228
3.50% due 08/01/2027	58,567	61,837
3.50% due 10/01/2028	1,543,585	1,636,001
3.50% due 03/01/2033	1,259,914	1,333,859
3.50% due 12/01/2041	377,203	413,181
3.50% due 03/01/2042	494,767	537,098
3.50% due 08/01/2042	3,285,490	3,581,458
3.50% due 09/01/2042	401,358	435,703
3.50% due 02/01/2043	2,220,427	2,470,308
3.50% due 07/01/2045	1,301,719	1,398,215
3.50% due 08/01/2045	1,759,810	1,897,636
3.50% due 09/01/2045	374,418	401,443
3.50% due 10/01/2045	2,455,799	2,684,231
3.50% due 11/01/2045	4,868,697	5,209,565
3.50% due 12/01/2045	9,478,862	10,178,244
3.50% due 02/01/2046	1,565,984	1,681,321
3.50% due 03/01/2046	7,430,582	7,955,052
3.50% due 07/01/2046	4,872,742	5,284,277
3.50% due 01/01/2047	4,382,260	4,683,676
3.50% due 12/01/2047	19,509,379	20,806,041
3.50% due 04/01/2048	9,110,008	9,814,566
3.50% due 04/01/2049	5,160,733	5,444,159
3.50% due 05/01/2049	4,028,178	4,245,844
3.50% due 08/01/2049	12,217,097	12,877,257
4.00% due 11/01/2025	45,362	48,084
4.00% due 03/01/2039	3,691,750	3,968,423
4.00% due 09/01/2040	84,801	93,294
4.00% due 10/01/2040	167,968	184,851
4.00% due 12/01/2040	1,301,705	1,433,544
4.00% due 10/01/2041	914,080	1,006,185
4.00% due 11/01/2041	939,275	1,034,064
4.00% due 01/01/2043	1,707,303	1,891,613
4.00% due 02/01/2045	2,828,852	3,121,935
4.00% due 02/01/2046	1,959,614	2,128,430
4.00% due 06/01/2046	518,090	558,797
4.00% due 01/01/2047	3,303,696	3,563,659
4.00% due 05/01/2047	3,165,104	3,396,506
4.00% due 06/01/2047	4,116,442	4,519,776
4.00% due 07/01/2047	8,131,534	8,695,615
4.00% due 08/01/2047	4,786,015	5,127,304
4.00% due 06/01/2048	9,885,945	10,764,760
4.00% due 09/01/2048	8,164,808	8,712,593
4.00% due 12/01/2048	3,263,121	3,468,944
4.00% due 01/01/2049	9,483,808	10,091,964
4.00% due 03/01/2049	4,904,284	5,216,147
4.50% due 10/01/2024	213,219	227,653
4.50% due 03/01/2025	308,321	329,194
4.50% due 02/01/2040	875,194	1,001,765
4.50% due 05/01/2040	262,049	297,284
4.50% due 08/01/2045	6,307,635	7,205,926
4.50% due 06/01/2048	8,515,436	9,188,273
4.50% due 10/01/2048	7,293,836	7,875,539
4.50% due 11/01/2048	6,971,612	7,539,048
4.50% due 12/01/2048	13,439,472	14,495,593
5.00% due 06/01/2022	13,576	14,298
5.00% due 10/01/2024	104,525	110,242
5.00% due 09/01/2033	415,585	476,673
5.00% due 04/01/2040	276,238	301,858
5.00% due 05/01/2040	517,052	588,939
5.00% due 06/01/2040	1,985,619	2,281,761
5.00% due 07/01/2040	217,410	242,858
5.00% due 02/01/2045	1,243,232	1,415,600
5.50% due 12/01/2029	102,123	112,629
5.50% due 12/01/2033	21,634	25,234
5.50% due 07/01/2037	21,594	24,425
5.50% due 08/01/2037	1,156,843	1,348,318
5.50% due 06/01/2038	119,918	139,219
5.50% due 09/01/2039	399,931	461,077
6.00% due 08/01/2034	18,330	21,191
6.00% due 11/01/2035	15,361	17,091
6.00% due 06/01/2036	40,336	46,672
6.00% due 12/01/2036	72,891	84,333
6.00% due 07/01/2038	353,682	409,226
6.00% due 09/01/2038	191,469	221,484
6.00% due 11/01/2038	111,620	129,137
Federal National Mtg. Assoc. FRS 3.37% (6 ML+1.54%) due 09/01/2035	772,057	794,231
3.72% (12 ML+1.67%) due 07/01/2039	579,233	607,354
3.73% (12 ML+1.77%) due 05/01/2040	793,773	830,257
3.76% (12 ML+1.83%) due 10/01/2040	339,543	355,168
3.82% (12 ML+1.57%) due 05/01/2037	164,330	171,713
4.07% (12 ML+1.82%) due 10/01/2040	171,212	179,167
4.27% (1 Yr USTYCR+2.22%) due 10/01/2035	595,552	621,226
4.27% (12 ML+1.91%) due 08/01/2035	501,969	529,790
4.35% (1 Yr USTYCR+2.26%) due 11/01/2036	259,111	271,454
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	3,985,741	4,264,474
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	4,054,657	4,260,906

Series 2018-35, Class CD 3.00% due 05/25/2048(2)	5,622,721	5,882,637

		363,308,003

Government National Mtg. Assoc. - 5.5%

2.50% due 05/20/2050	9,000,000	9,479,155
3.00% due 02/20/2045	4,435,805	4,727,657
3.00% due 05/20/2045	1,085,352	1,158,894
3.00% due 07/20/2045	279,069	297,414
3.00% due 11/20/2045	2,392,141	2,546,114
3.00% due 12/20/2045	1,879,383	1,999,851
3.00% due 01/20/2046	10,432,529	11,104,831
3.00% due 05/20/2046	11,755,045	12,512,950
3.00% due 09/20/2047	8,622,187	9,148,588
3.00% due 05/20/2050	8,000,000	8,480,242
3.50% due 03/20/2045	906,702	975,434
3.50% due 07/20/2045	453,243	487,664
3.50% due 03/20/2047	2,880,780	3,089,828
4.00% due 03/20/2044	586,954	644,197
4.00% due 07/20/2045	1,604,605	1,749,468
4.00% due 05/20/2048	4,823,936	5,170,808
4.00% due 03/20/2049	5,533,348	5,890,027
4.50% due 05/15/2039	494,265	565,333
4.50% due 04/20/2047	3,418,501	3,759,457
5.00% due 05/15/2034	132,841	150,339
5.00% due 01/15/2040	502,449	579,292
5.50% due 12/15/2039	626,434	724,274
6.00% due 10/15/2039	318,122	355,849
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,758,052

		87,355,718

Total U.S. Government Agencies (cost $582,973,429)		607,004,787

U.S. GOVERNMENT TREASURIES - 11.6%
United States Treasury Bonds - 5.3%

2.38% due 11/15/2049	22,000,000	27,192,344
2.50% due 02/15/2045	1,189,000	1,466,371
2.50% due 05/15/2046	1,426,000	1,768,407
2.75% due 08/15/2047#	1,300,000	1,698,633
3.00% due 05/15/2045	595,000	798,904
3.00% due 05/15/2047	13,750,000	18,741,895
3.13% due 11/15/2041	815,000	1,101,842
3.13% due 02/15/2042	1,908,000	2,584,371
3.38% due 11/15/2048	14,400,000	21,162,375
3.63% due 08/15/2043	476,000	694,755
3.75% due 08/15/2041#	37,000	54,419
3.88% due 08/15/2040	140,000	208,556
4.25% due 11/15/2040	713,000	1,113,812
4.38% due 05/15/2040	2,990,000	4,728,872
4.38% due 05/15/2041	452,000	718,468
4.63% due 02/15/2040	68,000	110,319
5.25% due 11/15/2028	375,000	520,532

		84,664,875

United States Treasury Notes - 6.3%
1.38% due 10/15/2022	20,000,000	20,566,406
1.38% due 01/31/2025	1,000,000	1,050,078
1.50% due 11/30/2021	8,000,000	8,158,125
1.50% due 11/30/2024	11,800,000	12,447,156
1.50% due 02/15/2030#	1,570,000	1,697,992
1.63% due 12/15/2022	11,200,000	11,611,687
1.63% due 11/30/2026	14,000,000	15,043,438
1.63% due 08/15/2029#	9,200,000	10,040,938
1.75% due 11/15/2029#	17,600,000	19,438,375

		100,054,195

Total U.S. Government Treasuries (cost $161,194,679)		184,719,070

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(7)(8) (cost $1)	79	47,625

PREFERRED SECURITIES - 0.0%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%	22,600	580,142

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†#	5,600	50,120

Total Preferred Securities (cost $651,353)		630,262

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.9%
Banks-Money Center - 0.1%

BBVA Bancomer SA 5.13% due 01/18/2033*	$1,302,000	1,184,820

Banks-Super Regional - 0.0%

Wells Fargo & Co. 5.95% due 12/01/2086	369,000	427,947

Building & Construction-Misc. - 0.0%

China Minmetals Corp. 3.75% due 11/13/2022(6)	400,000	402,000

Diversified Banking Institutions - 0.2%

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(6)	1,571,000	1,592,601
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(6)	425,000	459,000
Societe Generale SA 7.88% due 12/18/2023*(6)	793,000	806,386

		2,857,987

Electric-Distribution - 0.0%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	678,000	676,481

Electric-Integrated - 0.1%

CMS Energy Corp. 4.75% due 06/01/2050	900,000	920,981

Dominion Resources, Inc. 5.75% due 10/01/2054	586,000	598,425

		1,519,406

Food-Dairy Products - 0.1%

Land O’ Lakes, Inc. 7.00% due 09/18/2028*(6)	250,000	217,500
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	603,000	645,210

		862,710

Insurance-Life/Health - 0.3%

Prudential Financial, Inc. 5.63% due 06/15/2043	770,000	797,204
Prudential Financial, Inc. 5.70% due 09/15/2048	1,590,000	1,710,522
Voya Financial, Inc. 4.70% due 01/23/2048	963,000	876,330

		3,384,056

Pipelines - 0.0%

EnLink Midstream Partners LP 6.00% due 12/15/2022(6)	750,000	210,000
Enterprise Products Operating LLC 5.25% due 08/16/2077	618,000	556,824

		766,824

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 4.00% due 03/15/2060	2,030,000	2,012,519

Total Preferred Securities/Capital Securities (cost $14,461,605)		14,094,750

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	148,000	15
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	230,000	23
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(7)	5,022	33

Total Escrows And Litigation Trusts (cost $5,022)		89

Total Long-Term Investment Securities (cost $1,489,357,788)		1,561,540,048

SHORT-TERM INVESTMENT SECURITIES - 4.2%
Registered Investment Companies - 3.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(9)	40,726,602	40,726,602
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(9)(10)	20,222,720	20,222,720

		60,949,322

U.S. Government Treasuries - 0.4%

United States Treasury Bills 1.49% due 12/03/2020#	$3,000,000	2,997,323
1.54% due 06/18/2020	3,000,000	2,999,823

		5,997,146

Total Short-Term Investment Securities (cost $66,924,216)		66,946,468

TOTAL INVESTMENTS (cost $1,556,282,004)	102.4%	1,628,486,516
Liabilities in excess of other assets	(2.4)	(38,178,530)

NET ASSETS	100.0%	$1,590,307,986

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $246,938,315 representing 15.5% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2020.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Securities classified as Level 3 (see Note 1).

(8)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	79	$1	$47,625	$602.85	0.00%

(9)	The rate shown is the 7-day yield as of May 31, 2020.
(10)

At May 31, 2020, the Fund had loaned securities with a total value of $21,642,036. This was secured by collateral of $20,222,720, which was received in cash and subsequently invested in short-term investments currently valued at $20,222,720 as reported in the Portfolio of Investments. Additional collateral of $1,777,918 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 21.62%	12/25/2020 to 06/25/2050	$697,322
Federal National Mtg. Assoc.	0.47% to 27.69%	08/25/2026 to 02/25/2060	572,766
Government National Mtg. Assoc.	0.62% to 29.66%	10/16/2032 to 02/16/2062	507,830

REMIC - Real Estate Mortgage Investment Conduit

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2020 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$61,993,708	$—	$61,993,708
U.S. Corporate Bonds & Notes	—	534,318,727	—	534,318,727
Foreign Corporate Bonds & Notes	—	141,638,067	—	141,638,067
Foreign Government Obligations	—	17,092,963	—	17,092,963
U.S. Government Agencies	—	607,004,787	—	607,004,787
U.S. Government Treasuries	—	184,719,070	—	184,719,070
Common Stocks	—	—	47,625	47,625
Preferred Securities	630,262	—	—	630,262
Preferred Securities/Capital Securities	—	14,094,750	—	14,094,750
Escrows and Litigation Trusts	—	—	89	89
Short-Term Investment Securities:
Registered Investment Companies	60,949,322	—	—	60,949,322
U.S. Government Treasuries	—	5,997,146	—	5,997,146

Total Investments at Value	$61,579,584	$1,566,859,218	$47,714	$1,628,486,516

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Principal Amount(12) / Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 2.5%
Casino Hotels - 0.2%

Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	$660,000	$1,051,050

Commercial Services-Finance - 0.3%

Square, Inc. Senior Notes 0.13% due 03/01/2025*	1,250,000	1,230,864

Computer Software - 0.3%

Splunk, Inc. Senior Notes 1.13% due 09/15/2025	1,130,000	1,587,735

Computers-Memory Devices - 0.4%

Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	2,015,000	1,863,841

Electronic Components-Semiconductors - 0.3%

Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037	1,000,000	1,306,827

Enterprise Software/Service - 0.4%

Workday, Inc. Senior Notes 0.25% due 10/01/2022	1,350,000	1,831,815

Medical Instruments - 0.4%

Integra LifeSciences Holdings Corp. Senior Notes 0.50% due 08/15/2025*	1,012,000	958,465
NuVasive, Inc. Senior Notes 0.38% due 03/15/2025*	1,217,000	1,118,022

		2,076,487

Oil Companies-Exploration & Production - 0.2%

Pioneer Natural Resources Co. Senior Notes 0.25% due 05/15/2025*	1,125,000	1,220,782

Total Convertible Bonds & Notes
(cost $12,648,739)		12,169,401

U.S. CORPORATE BONDS & NOTES - 72.4%
Advertising Sales - 0.5%

Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	1,405,000	1,292,600
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 5.00% due 08/15/2027*	1,021,000	993,903

		2,286,503

Advertising Services - 0.1%

Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028*	760,000	737,200

Aerospace/Defense-Equipment - 1.5%

TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*	2,330,000	2,114,475
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	4,210,000	4,304,725
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	845,000	912,600

		7,331,800

Agricultural Chemicals - 0.4%

CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	1,793,000	1,900,580

Applications Software - 1.4%

CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,652,400
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	355,000	356,775
PTC, Inc. Company Guar. Notes 4.00% due 02/15/2028*	390,000	390,000
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,427,057

		6,826,232

Auto-Cars/Light Trucks - 2.6%

Ford Motor Co. Senior Notes 4.75% due 01/15/2043	5,940,000	4,544,100
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	1,225,000	1,267,875
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	1,225,000	1,280,125
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	5,240,000	4,912,500
General Motors Co. Senior Notes 6.13% due 10/01/2025	440,000	480,106
General Motors Co. Senior Notes 6.80% due 10/01/2027	315,000	359,703

		12,844,409

Broadcast Services/Program - 1.0%

Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	4,625,000	4,740,625

Building & Construction Products-Misc. - 0.6%

Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	965,000	892,625
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,940,000	1,973,950

		2,866,575

Building-Residential/Commercial - 1.9%

Adams Homes, Inc. Company Guar. Notes 7.50% due 02/15/2025*	455,000	418,463

Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	2,000,000	1,720,000
KB Home Company Guar. Notes 4.80% due 11/15/2029	755,000	761,833
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,145,000	1,053,400
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,750,000
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,408,100

		9,111,796

Cable/Satellite TV - 5.9%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,605,000	1,665,187
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	1,865,000	1,926,191
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	4,350,000	4,535,658
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,536,562
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	2,003,930
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	872,438
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	7,250,000	8,003,710
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,335,526
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,120,000	1,105,765
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	3,601,000	3,673,020
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,027,125

		28,685,112

Casino Hotels - 1.8%

Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	3,735,000	3,715,204
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,748,200
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	2,560,000	2,481,600

		8,945,004

Casino Services - 0.6%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	2,695,000	2,751,703

Cellular Telecom - 2.1%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	2,964,000	3,360,583
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,425,000	1,663,403
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,576,000	5,193,760

		10,217,746

Coal - 0.0%

Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*†(1)	3,395,000	4,244

Commercial Services-Finance - 0.1%

Cardtronics, Inc./Cardtronics USA, Inc. Company Guar. Notes 5.50% due 05/01/2025*	260,000	244,400

Computer Services - 1.2%

Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	1,650,000	1,637,625
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	1,300,000	1,283,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,955,000	2,940,225

		5,861,600

Containers-Metal/Glass - 0.9%

Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	3,090,000	3,097,725
Silgan Holdings, Inc. Senior Notes 2.25% due 06/01/2028*	EUR 1,175,000	1,271,701

		4,369,426

Containers-Paper/Plastic - 1.1%

Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	1,010,000	1,060,500
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	3,020,000	3,046,485
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,340,000

		5,446,985

Cosmetics & Toiletries - 0.0%

Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	985,000	157,600

Decision Support Software - 0.8%

MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	3,735,000	3,903,075

Diagnostic Equipment - 1.0%

Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	4,620,000	4,850,030

Distribution/Wholesale - 0.7%

ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	575,000	577,875
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(3)	1,910,000	1,824,050
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,040,000	1,019,335

		3,421,260

E-Commerce/Services - 0.7%

Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	1,295,000	1,439,322
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,650,000	1,887,942

		3,327,264

Electric-Distribution - 0.4%

NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,865,000	1,925,613

Electronic Components-Semiconductors - 1.4%

Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	2,050,000	2,301,776
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029*	660,000	675,675
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	3,755,000	3,942,750

		6,920,201

Enterprise Software/Service - 0.3%

Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	1,525,000	1,505,938

Finance-Auto Loans - 0.6%

Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	1,470,000	1,356,075
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,565,000	1,471,100

		2,827,175

Finance-Consumer Loans - 0.9%

Navient Corp. Senior Notes 6.50% due 06/15/2022	2,029,000	1,991,565
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	470,595
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,120,000	1,105,664
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	475,000	467,875
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	300,000	303,750

		4,339,449

Food-Catering - 0.5%

Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	765,000	768,825
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	1,660,000	1,635,100

		2,403,925

Food-Misc./Diversified - 2.7%

B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	1,440,000	1,478,837
Kraft Heinz Foods Co. Company Guar. Notes 3.75% due 04/01/2030*	1,360,000	1,409,194
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	845,000	833,381
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	3,545,000	3,626,322
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,115,265
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,501,200
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,260,750

		13,224,949

Funeral Services & Related Items - 0.3%

Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	773,441
Service Corp. International Senior Notes 5.13% due 06/01/2029	725,000	781,187

		1,554,628

Gambling (Non-Hotel) - 1.3%

Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	3,263,000	2,904,070
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	4,420,000	3,359,200

		6,263,270

Gas-Distribution - 0.8%

AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	731,000	760,240
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,079,692

		3,839,932

Hazardous Waste Disposal - 0.4%

Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	1,925,000	1,968,313

Hotels/Motels - 1.1%

Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	4,416,000	4,405,887
Marriott International, Inc. Senior Notes 5.75% due 05/01/2025	820,000	888,735

		5,294,622

Independent Power Producers - 0.3%

Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,352,575

Insurance-Multi-line - 2.2%

Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	4,130,000	3,918,420
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	1,684,000	1,786,067
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	465,000	489,412
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	208,000
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,014,525
Genworth Holdings, Inc. Company Guar. Notes 6.50% due 06/15/2034	1,120,000	795,200
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021#	2,345,000	2,157,400
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021	539,000	498,031

		10,867,055

Medical Information Systems - 0.4%

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Company Guar. Notes 5.75% due 03/01/2025*	1,890,000	1,887,297

Medical Labs & Testing Services - 0.9%

Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	520,000	531,700
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	545,000	558,625
IQVIA, Inc. Company Guar. Notes 2.25% due 01/15/2028*	EUR 1,120,000	1,199,742
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	1,840,000	1,918,200

		4,208,267

Medical Products - 0.4%

Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*	1,965,000	2,016,581

Medical-Drugs - 0.0%

Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	21,857

Medical-HMO - 0.2%

Centene Corp. Senior Notes 4.63% due 12/15/2029	970,000	1,044,166

Medical-Hospitals - 3.9%

CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	3,695,000	3,565,675
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	590,000	483,800
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	2,760,000	1,970,005
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	3,565,000	3,512,978
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,520,000	3,863,869
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	2,270,000	2,508,350
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	120,356
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	870,000	945,882
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	265,000	307,400
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,470,000	1,675,800

		18,954,115

Metal-Aluminum - 0.7%

Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	950,000	904,875
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,540,000	2,601,443

		3,506,318

Music - 0.9%

WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	4,278,000	4,406,340

Office Automation & Equipment - 1.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	855,000	874,238
Xerox Corp. Senior Notes 4.13% due 03/15/2023	4,060,000	4,009,250
Xerox Corp. Senior Notes 4.80% due 03/01/2035	155,000	138,012
Xerox Corp. Senior Notes 6.75% due 12/15/2039	1,245,000	1,271,456

		6,292,956

Oil Companies-Exploration & Production - 5.5%

Apache Corp. Senior Notes 4.38% due 10/15/2028	2,850,000	2,529,205
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	1,635,000	768,450
Chesapeake Energy Corp. Sec. Notes 11.50% due 01/01/2025*	5,893,000	338,848
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	2,300,000	1,937,060
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	2,525,000	1,862,187
EQT Corp. Senior Notes 3.90% due 10/01/2027	3,040,000	2,667,600
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	3,615,000	3,630,400
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026	2,400,000	1,784,856
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	245,000	167,825
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	85,000	62,688
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	8,195,000	4,691,637
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	716,000	381,270
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	117,358
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	2,435,000	1,299,535
SM Energy Co. Senior Notes 5.00% due 01/15/2024	1,110,000	599,400
SM Energy Co. Senior Notes 6.13% due 11/15/2022	365,000	219,000
SM Energy Co. Senior Notes 6.63% due 01/15/2027	1,275,000	631,125
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,340,000	2,222,369
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,035,475

		26,946,288

Oil Refining & Marketing - 0.6%

Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	600,000	603,000
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	379,688
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	1,900,000	1,950,312

		2,933,000

Pipelines - 5.7%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	3,005,000	2,349,309
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	927,281
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	928,800
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	1,377,000	1,490,507
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	1,379,000	1,347,972
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	2,555,000	2,470,864
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	1,940,000	2,099,341
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	1,410,000	1,212,600
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	1,980,000	1,935,450
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	1,800,000	1,656,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	4,360,000	4,550,401

Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,677,844
Western Midstream Operating LP Senior Notes 4.05% due 02/01/2030	4,725,000	4,239,270
Western Midstream Operating LP Senior Notes 5.25% due 02/01/2050	1,375,000	1,113,338

		27,998,977

Protection/Safety - 0.6%

APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023#	3,215,000	2,925,650

Racetracks - 0.7%

Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	3,730,000	3,507,617

Real Estate Investment Trusts - 1.9%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	4,095,000	3,972,150
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2029*	2,570,000	2,576,425
Vici Properties L.P. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,282,957
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	1,085,000	1,082,461
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	240,625
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	159,225

		9,313,843

Rental Auto/Equipment - 1.9%

Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	2,890,000	2,839,425
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,136,944
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	986,369
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,340,000	1,380,602
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,073,687

		9,417,027

Retail-Apparel/Shoe - 0.2%

Burlington Coat Factory Warehouse Corp. Senior Sec. Notes 6.25% due 04/15/2025*	905,000	936,675

Retail-Automobile - 0.4%

Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028*	155,000	146,863
Asbury Automotive Group, Inc. Company Guar. Notes 4.75% due 03/01/2030*	157,000	150,720
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	1,510,000	1,457,150

		1,754,733

Retail-Leisure Products - 0.0%

Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	1,390,000	213,713

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	1,130,000	1,130,000

Retail-Restaurants - 1.0%

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,897,143
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	2,225,000	2,314,000
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	770,000	799,837

		5,010,980

Semiconductor Equipment - 0.7%

Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	3,550,000	3,620,112

Steel Pipe & Tube - 0.1%

Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*	545,000	545,000

Telecom Services - 0.4%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,640,000	1,750,060

Telephone-Integrated - 1.2%

Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025†(1)(2)	2,690,000	820,450
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*†(1)(2)	2,530,000	2,428,800
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022†(1)(2)	1,800,000	625,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,425,000	2,055,135

		5,929,885

Television - 1.2%

Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,514,900

Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,060,000	1,094,450
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	2,585,000	2,455,750

		6,065,100

Toys - 0.9%

Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	1,035,000	1,053,112
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	3,220,000	3,356,850

		4,409,962

Transport-Equipment & Leasing - 0.4%

DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	603,963
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,123,075

		1,727,038

Total U.S. Corporate Bonds & Notes
(cost $368,760,089)		353,592,371

FOREIGN CORPORATE BONDS & NOTES - 17.4%
Aerospace/Defense - 0.9%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	5,155,000	3,134,240
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	2,230,000	1,326,850

		4,461,090

Auto/Truck Parts & Equipment-Original - 0.9%

Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR 2,360,000	2,254,530
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	855,000	717,666
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	1,630,000	1,597,400

		4,569,596

Building Products-Wood - 0.3%

Norbord, Inc. Senior Sec. Notes 5.75% due 07/15/2027*	1,620,000	1,597,741

Cable/Satellite TV - 1.6%

Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,420,000	1,431,981
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	2,210,000	2,326,843
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,490,335
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	2,375,000	2,498,096

		7,747,255

Cellular Telecom - 1.0%

Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	525,000	540,592
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	3,940,000	4,334,000

		4,874,592

Chemicals-Specialty - 0.6%

Diamond BC BV Senior Notes 5.63% due 08/15/2025	EUR 3,045,000	3,022,353

Containers-Metal/Glass - 2.4%

ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(3)	3,265,000	3,225,396
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	650,000	652,243
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 5.25% due 04/30/2025*	1,115,000	1,163,781
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	1,235,000	1,216,475
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,315,000	1,355,699
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*	3,579,000	3,534,262
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	520,000	545,516

		11,693,372

Cruise Lines - 0.5%

Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	2,415,000	2,571,377

Electronic Components-Misc. - 0.3%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,435,000	1,488,813

Enterprise Software/Service - 0.4%

Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	1,790,000	1,767,625

Finance-Consumer Loans - 0.4%

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	2,300,000	2,156,250

Hazardous Waste Disposal - 0.5%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	3,405,000	2,630,362

Medical-Drugs - 3.7%

Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	4,180,000	4,038,841
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	3,711,000	2,857,470
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	2,825,000	2,062,250
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	2,270,000	2,039,141
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#	2,050,000	2,193,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	929,000	931,759
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	655,000	654,181
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	2,065,098
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	470,830
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	487,840

		17,800,910

Metal-Aluminum - 0.7%

Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	3,240,000	3,272,044

Oil & Gas Drilling - 0.4%

Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	272,000	70,824
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	5,715,000	1,691,354

		1,762,178

Retail-Restaurants - 1.6%

1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	440,000	433,501
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	7,185,000	7,261,808

		7,695,309

Telecom Services - 0.3%

Altice France Holding SA Senior Sec. Notes 8.00% due 05/15/2027*	EUR 1,230,000	1,448,447

Television - 0.6%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,720,000	2,815,200

Transport-Equipment & Leasing - 0.3%

Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024	1,360,000	1,060,800
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	200,000	175,250

		1,236,050

Total Foreign Corporate Bonds & Notes
(cost $89,511,393)		84,610,564

FOREIGN CONVERTIBLE BONDS & NOTES - 0.3%
Building-Heavy Construction - 0.3%

Cellnex Telecom SA Senior Notes 1.50% due 01/16/2026 (cost $1,417,569)	EUR 900,000	1,598,730

LOANS(4)(5)(6) - 2.7%
Auto/Truck Parts & Equipment-Original - 0.3%

Panther BF Aggregator 2 LP FRS BTL-B 3.67% (1 ML+3.50%) due 04/30/2026	1,850,700	1,751,997

Chemicals-Specialty - 0.2%

Diamond BC BV FRS BTL 3.17% (1 ML+3.00%) due 09/06/2024	2,162	2,002
Diamond BC BV FRS BTL 3.76% (3 ML+3.00%) due 09/06/2024	843,375	780,824

		782,826

Commercial Services - 0.2%

AVSC Holding Corp. FRS 1st Lien 4.25% (1 ML+3.25%) due 03/03/2025	683,749	475,205
AVSC Holding Corp. FRS 1st Lien 4.25% (6 ML+3.25%) due 03/03/2025	686,965	477,441
AVSC Holding Corp. FRS 1st Lien 4.70% (3 ML+3.25%) due 03/03/2025	31,277	21,738

		974,384

Data Processing/Management - 1.1%

Dun & Bradstreet Corp. FRS BTL 4.17% (1 ML+4.00%) due 02/06/2026	5,610,000	5,453,386

Finance-Credit Card - 0.3%

Blackhawk Network Holdings, Inc. FRS 1st Lien 2.92% (1 ML+2.75%) due 06/15/2025	1,547,438	1,439,117

Food-Misc./Diversified - 0.2%

Froneri International PLC FRS 2nd Lien 5.92% (1 ML+2.75%) due 01/31/2028	125,000	117,187
Froneri US, Inc. FRS BTL 2.42% (1 ML+2.25%) due 01/29/2027	900,000	857,700

		974,887

Insurance Brokers - 0.3%

HUB International, Ltd. FRS BTL-B 3.87%-4.02% (3 ML+3.00%) due 04/25/2025	1,680,075	1,612,405

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc. FRS BTL-B 5.91% (1 ML+5.50%) due 01/07/2025	385,000	304,792

Total Loans
(cost $14,264,340)		13,293,794

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.(8)(13) (cost $6)	616	131,836

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.1%
Banks-Commercial - 0.2%

Banco de Sabadell SA 6.50% due 05/18/2022(7)	EUR 1,000,000	830,051

Diversified Banking Institutions - 0.9%

Credit Suisse Group AG 6.25% due 12/18/2024(7)	$4,435,000	4,638,123

Total Preferred Securities/Capital Securities
(cost $5,611,491)		5,468,174

ESCROWS AND LITIGATION TRUSTS - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(2)(8)(9)	50,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(2)(8)(9)	925,000	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*†	3,873,748	5,811

Total Escrows And Litigation Trusts
(cost $956,000)		5,811

Total Long-Term Investment Securities
(cost $493,169,627)		470,870,681

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(10)(11) (cost $5,259,750)	5,259,750	5,259,750

REPURCHASE AGREEMENTS - 2.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $9,690,000 and collateralized by $9,120,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $9,888,606 (cost $9,690,000)	$9,690,000	9,690,000

TOTAL INVESTMENTS
(cost $508,119,377)	99.5%	485,820,431
Other assets less liabilities	0.5	2,393,665

NET ASSETS	100.0%	$488,214,096

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $266,724,116 representing 54.6% of net assets.

†	Non-income producing security

#	The security or a portion thereof is out on loan.

(1)	Security in default of interest.

(2)	Company has filed for bankruptcy protection.

(3)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(4)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(6)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	Perpetual maturity-maturity date reflects the next call date.

(8)	Securities classified as Level 3 (see Note 1).

(9)	Security in default of interest and principal at maturity.

(10)	The rate shown is the 7-day yield as of May 31, 2020.

(11)

At May 31, 2020, the Fund had loaned securities with a total value of $5,198,401. This was secured by collateral of $5,259,750 which was received in cash and subsequently invested in short-term investments currently valued at $5,259,750 as reported in the Portfolio of Investments.

(12)	Denominated in United States dollars unless otherwise indicated.

(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	616	$6	$131,836	$214.02	0.03%

BTL - Bank Term Loan

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR - Euro Currency

Index Legend

1 ML - 1 Month USD Libor

3 ML - 3 Month USD Libor

6 ML - 6 Month USD Libor

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	8,779,000	USD	9,631,897	06/30/2020	$—	$(118,800)

EUR - Euro Currency

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$12,169,401	$—	$12,169,401
U.S. Corporate Bonds & Notes	—	353,592,371	—	353,592,371
Foreign Corporate Bonds & Notes	—	84,610,564	—	84,610,564
Foreign Convertible Bonds & Notes	—	1,598,730	—	1,598,730
Loans	—	13,293,794	—	13,293,794
Common Stocks	—	—	131,836	131,836
Preferred Securities/Capital Securities	—	5,468,174	—	5,468,174
Escrows and Litigation Trusts	—	5,811	0	5,811
Short-Term Investment Securities	5,259,750	—	—	5,259,750
Repurchase Agreements	—	9,690,000	—	9,690,000

Total Investments at Value	$5,259,750	$480,428,845	$131,836	$485,820,431

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$118,800	$—	$118,800

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Argentina - 0.0%

Banco Macro SA ADR#	1,286	$22,068

Australia - 3.9%

Afterpay, Ltd.†#	180,688	5,742,565
Ansell, Ltd.	56,826	1,326,190
ASX, Ltd.	11,684	681,959
AUB Group, Ltd.	104,389	950,278
Bingo Industries, Ltd.#	200,342	311,938
Iluka Resources, Ltd.	113,145	613,637
IPH, Ltd.	291,501	1,459,900
Omni Bridgeway, Ltd.	198,230	649,617
Orica, Ltd.	53,388	612,305
Ramsay Health Care, Ltd.	15,233	704,056
Ridley Corp., Ltd.	908,809	446,228
SEEK, Ltd.	27,662	367,039
Sonic Healthcare, Ltd.	20,508	385,531
Steadfast Group, Ltd.	299,297	660,849
Tabcorp Holdings, Ltd.	217,458	462,702
Technology One, Ltd.	455,048	2,755,035
Webjet, Ltd.#	109,133	302,101
Westgold Resources, Ltd.†	2,339,230	3,623,117
WiseTech Global, Ltd.#	39,869	542,869

		22,597,916

Austria - 1.4%

CA Immobilien Anlagen AG	150,207	5,068,409
Mayr-Melnhof Karton AG	12,852	1,929,721
Vienna Insurance Group AG Wiener Versicherung Gruppe	57,828	1,217,068

		8,215,198

Belgium - 0.9%

Fagron	213,690	5,110,230

Bermuda - 1.2%

Cafe de Coral Holdings, Ltd.	680,000	1,227,864
Credicorp, Ltd.	2,053	282,944
Dairy Farm International Holdings, Ltd.	226,000	956,232
Esprit Holdings, Ltd.†	263,750	20,481
Geopark, Ltd.#	150,451	1,274,320
Hiscox, Ltd.	92,316	847,337
Midland Holdings, Ltd.†	1,838,000	200,191
Peace Mark Holdings, Ltd.†(1)	686,000	0
Shangri-La Asia, Ltd.	1,264,000	1,088,820
VTech Holdings, Ltd.	163,149	986,463

		6,884,652

Brazil - 1.6%

Anima Holding SA†	117,730	483,822
BRF SA†	32,700	141,737
Cia Brasileira de Distribuicao†	32,100	378,850
Cia de Saneamento Basico do Estado de Sao Paulo	20,900	212,748
Cogna Educacao	99,088	97,671
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,000	203,287
Energisa SA	33,200	295,523
Equatorial Energia SA	60,600	227,692
Fleury SA	54,865	240,072
Gerdau SA (Preference Shares)	76,900	193,536
Hypera SA	50,023	302,033
Linx SA	101,100	388,387
Lojas Renner SA	64,210	463,860
Magazine Luiza SA	40,700	490,798
Minerva SA†	1,099,508	2,758,918
Multiplan Empreendimentos Imobiliarios SA	138,644	537,553
Notre Dame Intermedica Participacoes SA	31,957	373,090
Odontoprev SA	104,000	262,519
Rumo SA†	100,700	425,158
Suzano SA†	52,700	373,896
Transmissora Alianca de Energia Eletrica SA	77,165	412,700

		9,263,850

Canada - 7.1%

Agnico Eagle Mines, Ltd.	11,438	731,796
Aritzia, Inc.†	124,983	1,646,651
ATS Automation Tooling Systems, Inc.†	119,010	1,729,593
Capital Power Corp.	141,221	2,741,647
Descartes Systems Group, Inc.†	153,208	7,304,044
Dollarama, Inc.	38,827	1,316,370
Granite Real Estate Investment Trust	90,325	4,456,388
Kinaxis, Inc.†	52,613	6,793,434
Quebecor, Inc., Class B	170,065	3,738,873
Seven Generations Energy, Ltd., Class A†	27,301	57,503
SSR Mining, Inc.†	453,827	8,728,140
TMX Group, Ltd.#	20,668	2,071,679
TORC Oil & Gas, Ltd.#	29,510	30,863

		41,346,981

Cayman Islands - 3.8%

51job, Inc. ADR†	21,156	1,364,351
ASM Pacific Technology, Ltd.	92,200	841,760
China Literature, Ltd.†*	66,000	376,010
China Resources Cement Holdings, Ltd.	3,414,000	4,312,429
Endeavour Mining Corp.†	172,759	4,163,230
Greentown Service Group Co., Ltd.	3,064,000	4,100,567
Haitian International Holdings, Ltd.	576,000	1,219,327
Lonking Holdings, Ltd.	3,238,000	1,093,447
Midland IC&I, Ltd.†	906,000	9,961
Pacific Textiles Holdings, Ltd.	1,655,000	695,749
Shenguan Holdings Group, Ltd.	552,000	25,710
Silicon Motion Technology Corp. ADR	26,818	1,208,687
Times China Holdings, Ltd.	902,000	1,329,955
Tingyi Cayman Islands Holding Corp.	828,000	1,425,441

		22,166,624

Chile - 0.1%

Aguas Andinas SA, Class A	888,887	261,091
Compania Cervecerias Unidas SA ADR	19,033	266,652

		527,743

China - 0.1%

Demae-Can Co., Ltd.	27,000	333,793

Colombia - 0.0%

Bancolombia SA ADR	8,111	209,750

Denmark - 1.4%

Carlsberg A/S, Class B	5,215	675,404
Demant A/S†	12,993	368,072
Dfds A/S†#	8,670	254,608
Jyske Bank A/S†	14,116	391,359
Royal Unibrew A/S†	76,512	6,146,225
SimCorp A/S	2,530	279,107

		8,114,775

Faroe Islands - 0.3%

Bakkafrost P/F†	25,820	1,612,556

Finland - 1.1%

Kojamo Oyj	159,139	3,245,698
Tikkurila Oyj	6,282	90,369
Valmet Oyj†	120,665	3,145,912

		6,481,979

France - 2.1%

Alten SA	12,520	1,008,127
Cie Plastic Omnium SA	19,687	406,598
Gaztransport Et Technigaz SA	33,952	2,527,301
Legrand SA	18,964	1,295,559
LISI†	26,499	505,601
SEB SA#	6,849	941,154
Sodexo SA	10,088	680,589
SOITEC†	33,608	3,278,073
Somfy SA	4,915	479,968
Verallia SA†*	7,973	220,055
Virbac SA†	5,263	1,113,549

		12,456,574

Germany - 7.0%

Amadeus Fire AG†	7,031	790,004
Brenntag AG	8,218	430,967
CANCOM SE	23,264	1,464,214
CTS Eventim AG & Co. KGaA†	62,558	2,841,888
Deutsche Wohnen SE	15,595	697,537
Evotec SE†	160,905	4,311,072
Fuchs Petrolub SE (Preference Shares)	9,211	367,481
GEA Group AG	72,235	2,144,080
Gerresheimer AG	22,213	1,885,651
Hella GmbH & Co. KGaA	11,658	455,632
HelloFresh SE†	141,071	5,750,112
LEG Immobilien AG	43,371	5,408,854
MTU Aero Engines AG†	6,649	1,067,124
Rational AG	129	68,991
Scout24 AG*	24,695	1,890,036
STRATEC SE	14,301	1,293,169
Symrise AG	32,392	3,534,946
TAG Immobilien AG	259,255	6,025,258

		40,427,016

Greece - 0.2%

Hellenic Telecommunications Organization SA	74,496	1,050,011

Hong Kong - 0.3%

China Resources Beer Holdings Co., Ltd.	74,000	393,880
Techtronic Industries Co., Ltd.	167,500	1,457,776

		1,851,656

India - 1.3%

Bharat Heavy Electricals, Ltd.	616,146	226,497
CESC, Ltd.	130,664	956,323
Dabur India, Ltd.	79,928	495,140
Embassy Office Parks REIT	105,200	462,040
Federal Bank, Ltd.	582,890	347,072
Hero MotoCorp, Ltd.	36,279	1,122,462
Mahindra & Mahindra, Ltd.	215,768	1,245,843
MOIL, Ltd.	259,642	440,599
Shriram Transport Finance Co., Ltd.	82,350	625,169
Spencer’s Retail, Ltd.†	30,842	36,251
Tata Consumer Products, Ltd.	350,683	1,671,513

		7,628,909

Indonesia - 0.6%

Astra Agro Lestari Tbk PT†	654,500	332,494
Indocement Tunggal Prakarsa Tbk PT	859,200	713,848
Kalbe Farma Tbk PT	14,235,600	1,381,453
United Tractors Tbk PT	1,013,500	1,092,054

		3,519,849

Ireland - 1.4%

DCC PLC	24,510	2,046,831
Flutter Entertainment PLC†#	18,075	2,303,251
Greencore Group PLC	56,616	94,870
Hibernia REIT PLC	1,822,616	2,204,682
ICON PLC†	1,195	201,298
Kerry Group PLC, Class A	8,137	1,010,891
Kingspan Group PLC	4,117	254,853

		8,116,676

Israel - 0.7%

Bezeq The Israeli Telecommunication Corp., Ltd.†	151,818	129,222
Israel Discount Bank, Ltd., Class A	1,223,129	3,920,545

		4,049,767

Italy - 2.5%

Carel Industries SpA*	8,314	157,121
Cembre SpA#	22,212	449,288
Cerved Group SpA†	197,196	1,367,835
Davide Campari-Milano SpA	89,167	725,732
Enav SpA*	229,059	1,040,095
FinecoBank Banca Fineco SpA†	69,949	820,879
Infrastrutture Wireless Italiane SpA*	235,253	2,400,129
Italgas SpA	336,335	1,831,094
Reply SpA	64,224	5,629,792

		14,421,965

Japan - 24.2%

ABC-Mart, Inc.	7,700	468,325
Aeon Delight Co., Ltd.	12,500	358,008
AEON Financial Service Co., Ltd.	101,100	1,140,298
Air Water, Inc.	33,300	484,033
Amano Corp.	9,941	215,058

Anritsu Corp.#	397,800	7,845,678
Ariake Japan Co., Ltd.	6,000	416,335
As One Corp.#	7,300	805,953
Asante, Inc.	7,100	101,481
Bank of Kyoto, Ltd.	7,800	280,489
BML, Inc	19,300	544,037
Capcom Co., Ltd.	77,200	2,727,337
Chiba Bank, Ltd.	106,500	506,728
CKD Corp.	177,300	3,062,307
Comture Corp.	26,900	743,198
Cosmos Pharmaceutical Corp.#	2,600	373,253
Daifuku Co., Ltd.	133,800	10,416,481
Daikyonishikawa Corp.	13,987	79,049
Daiseki Co., Ltd.	45,600	1,190,443
Daito Pharmaceutical Co., Ltd.	10,000	404,789
Daiwa Securities Group, Inc.	100,300	416,294
Demae-Can Co., Ltd	43,200	557,581
Doshisha Co., Ltd.	6,000	87,236
Eiken Chemical Co., Ltd.	30,000	512,353
Ezaki Glico Co., Ltd.#	19,000	919,124
Fancl Corp.#	221,600	6,300,939
Fuji Seal International, Inc.	69,700	1,439,390
Fuji Soft, Inc.	13,600	573,672
Fujitec Co., Ltd.	50,500	756,062
Fujitsu General, Ltd.	16,300	318,852
Fukuda Denshi Co., Ltd.	5,200	356,526
Fukui Computer Holdings, Inc.	8,600	250,769
Fukushima Galilei Co., Ltd.	12,300	378,715
Hamakyorex Co., Ltd.	5,900	178,079
Heian Ceremony Service Co., Ltd.#	15,300	118,939
Hirose Electric Co., Ltd.	3,700	442,315
Hogy Medical Co., Ltd.	3,400	111,386
Iriso Electronics Co., Ltd.	9,200	293,811
Japan Elevator Service Holdings Co., Ltd.	185,700	5,734,897
Japan Exchange Group, Inc.	6,100	131,214
Japan Pure Chemical Co., Ltd.	1,700	42,327
Jeol, Ltd.	13,100	392,273
JGC Holdings Corp.	10,760	115,948
JM Holdings Co., Ltd.	10,600	270,203
Kakaku.com, Inc.	12,200	295,511
Kansai Paint Co., Ltd.	43,600	903,755
Katitas Co., Ltd.#	171,600	3,836,394
Kato Sangyo Co., Ltd.	13,600	474,804
Kawai Musical Instruments Manufacturing Co., Ltd.†	5,100	138,859
Kenedix, Inc.	46,200	251,672
KH Neochem Co., Ltd.#	12,800	252,380
Kikkoman Corp.#	4,500	226,683
Kintetsu World Express, Inc.	11,600	187,199
Kobayashi Pharmaceutical Co., Ltd.#	11,500	1,024,610
Koito Manufacturing Co., Ltd.	27,100	1,149,281
Lion Corp.	45,400	1,038,626
Matsumotokiyoshi Holdings Co., Ltd.	157,800	5,895,921
Medipal Holdings Corp.	9,200	182,611
Meitec Corp.	15,600	753,618
Menicon Co., Ltd.	71,100	3,618,235
Milbon Co., Ltd.	3,600	177,487
Miraca Holdings, Inc.	9,900	230,465
MISUMI Group, Inc.	9,600	255,217
Mitsubishi Pencil Co., Ltd.	9,800	134,116
MonotaRO Co., Ltd.#	16,400	596,202
Morinaga & Co., Ltd.	23,000	985,382
Nabtesco Corp.	20,300	631,124
Nakanishi, Inc.	100,900	1,593,902
NGK Spark Plug Co., Ltd.	35,200	568,295
Nihon Kohden Corp.	21,900	730,824
Nihon Parkerizing Co., Ltd.	44,000	467,777
Nippon Television Holdings, Inc.	25,600	295,714
Nissei ASB Machine Co., Ltd.	6,400	204,317
Nitto Denko Corp.	6,000	325,029
NOF Corp.	11,300	402,046
Nohmi Bosai, Ltd.	20,700	387,158
Nomura Research Institute, Ltd.	96,000	2,539,413
NS Solutions Corp.	55,800	1,529,769
Obara Group, Inc.#	5,400	160,538
OBIC Business Consultants Co., Ltd.#	5,100	265,079
OBIC Co., Ltd.	49,000	8,501,413
Omron Corp.	8,700	577,422
Oracle Corp. Japan	10,200	1,192,274
Park24 Co., Ltd.	15,100	293,488
Proto Corp.	47,700	511,492
Rakuten, Inc.	5,000	45,343
Rinnai Corp.	3,800	320,031
Ryohin Keikaku Co., Ltd.	58,600	887,408
S Foods, Inc.	35,000	829,874
Sagami Rubber Industries Co., Ltd.	11,800	195,084
San-A Co, Ltd.	3,700	147,141
San-Ai Oil Co., Ltd.	63,300	648,926
Sankyu, Inc.	20,000	816,680
Santen Pharmaceutical Co., Ltd.	85,800	1,585,139
SCSK Corp.	14,000	685,240
Seino Holdings Co., Ltd.	151,800	2,077,800
Senko Group Holdings Co., Ltd.	28,100	224,360
Seria Co., Ltd.	7,300	234,154
SG Holdings Co., Ltd.	77,100	2,515,698
Shima Seiki Manufacturing, Ltd.	8,000	121,337
Shimadzu Corp.	25,100	679,727
Shimamura Co., Ltd.	2,200	154,866
Shizuoka Bank, Ltd.	43,000	274,001
SK Kaken Co., Ltd.	3,300	1,276,738
SMS Co., Ltd.	177,700	4,421,776
Softbrain Co., Ltd.†	53,400	262,528
Sohgo Security Services Co., Ltd.	10,300	506,964
Sony Financial Holdings, Inc.	36,800	887,602
Stanley Electric Co., Ltd.	36,600	891,089
Sundrug Co., Ltd.	48,800	1,644,176
Suzuken Co., Ltd.	14,400	523,568
T Hasegawa Co., Ltd.	65,500	1,449,441
Taisei Lamick Co, Ltd.	9,300	231,699
Taiyo Yuden Co., Ltd.	105,700	2,947,891
Takasago International Corp.	6,900	158,513
TechnoPro Holdings, Inc.	134,600	8,081,633
Terumo Corp.	30,800	1,210,677
THK Co., Ltd.	7,200	187,500
Toshiba TEC Corp.	8,300	288,650
TOTO, Ltd.	6,100	241,680
Trancom Co., Ltd.	3,900	243,728

Unicharm Corp.	37,200	1,384,751
USS Co., Ltd.	95,700	1,668,973
Yamato Holdings Co., Ltd.	76,300	1,690,333
Zojirushi Corp.	11,300	177,877
ZOZO, Inc.	36,700	676,665
Zuken, Inc.	21,000	507,869

		140,653,417

Jersey - 0.7%

boohoo Group PLC†	704,190	3,383,254
Breedon Group PLC†	805,262	800,574

		4,183,828

Luxembourg - 0.5%

B&M European Value Retail SA	64,990	313,921
Eurofins Scientific SE	152	102,955
Globant SA†	2,797	392,167
Solutions 30 SE†#	151,287	2,020,563

		2,829,606

Malaysia - 0.1%

Genting Bhd	557,100	514,054

Mauritius - 0.1%

MakeMyTrip, Ltd.†	45,594	706,251

Mexico - 0.3%

Arca Continental SAB de CV	44,747	199,837
Concentradora Fibra Danhos SA de CV	175,731	167,612
Genomma Lab Internacional SAB de CV, Class B†	366,405	337,579
Gruma SAB de CV, Class B	27,649	274,327
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,572	156,902
Grupo Aeroportuario del Sureste SAB de CV ADR	1,926	199,668
Grupo Financiero Inbursa SAB de CV, Class O	113,626	77,683
Orbia Advance Corp SAB de CV	242,851	352,977
Prologis Property Mexico SA de CV	102,951	215,982

		1,982,567

Netherlands - 2.2%

Aalberts NV†	34,401	946,887
ASM International NV	8,609	1,006,519
Euronext NV*	5,804	536,262
IMCD NV	52,843	4,999,207
Just Eat Takeaway.com NV (Euronext Amsterdam)†*	46,448	5,057,536
Just Eat Takeaway.com NV (LSE)†*	3,672	399,933

		12,946,344

New Zealand - 0.2%

Auckland International Airport, Ltd.	119,077	480,920
Freightways, Ltd.	51,485	218,801
Mainfreight, Ltd.	11,550	286,001

		985,722

Norway - 2.9%

Leroy Seafood Group ASA#	385,625	2,170,608
Norway Royal Salmon ASA	103,921	2,572,470
Scatec Solar ASA#*	276,295	4,695,227
TOMRA Systems ASA	197,697	7,132,469

		16,570,774

Papua New Guinea - 0.1%

Oil Search, Ltd.	274,764	627,527

Philippines - 0.3%

Metropolitan Bank & Trust Co.	1,160,672	806,219
Universal Robina Corp.	355,970	914,442

		1,720,661

Portugal - 0.1%

Galp Energia SGPS SA	17,457	208,593
NOS SGPS SA	126,425	521,411

		730,004

Russia - 0.1%

Moscow Exchange MICEX-RTS PJSC	264,794	429,287

Singapore - 0.7%

Ascendas India Trust	683,500	688,916
City Developments, Ltd.	207,900	1,138,998
Singapore Technologies Engineering, Ltd.	527,700	1,195,999
Venture Corp., Ltd.	116,363	1,267,883

		4,291,796

South Africa - 0.5%

AVI, Ltd.	171,175	705,320
Clicks Group, Ltd.	186,466	2,481,315

		3,186,635

South Korea - 2.7%

Doosan Bobcat, Inc.	25,589	491,502
Douzone Bizon Co., Ltd.	64,359	6,252,854
LG Innotek Co., Ltd.	28,818	3,444,947
Lock&Lock Co., Ltd.†#	45,516	449,671
LS Electric Co., Ltd.	28,268	1,043,186
Orion Corp.	11,226	1,198,698
Samsung Fire & Marine Insurance Co., Ltd.	8,467	1,250,613
TK Corp.	35,312	243,877
WONIK IPS Co., Ltd.†	55,902	1,472,327

		15,847,675

Spain - 0.8%

Amadeus IT Group SA	32,436	1,698,445
Cellnex Telecom SA*	25,825	1,466,182
Viscofan SA#	18,423	1,214,217

		4,378,844

Sweden - 5.0%

Embracer Group AB†	407,726	4,970,107
Essity AB, Class B†	24,111	797,859
Evolution Gaming Group AB†*	171,822	10,176,156
Karnov Group AB	51,245	292,035
LeoVegas AB*	683,674	3,108,542
MIPS AB	175,201	5,871,575

Saab AB, Series B†	42,540	1,031,432
Swedish Match AB	27,931	1,944,820
Thule Group AB*	46,382	1,066,583

		29,259,109

Switzerland - 3.0%

Belimo Holding AG	488	3,678,467
DKSH Holding AG	2,194	121,145
Julius Baer Group, Ltd.	18,651	797,934
Kardex AG	5,169	891,731
Logitech International SA	102,856	6,089,768
Partners Group Holding AG	149	123,812
SIG Combibloc Group AG	124,982	2,095,653
Sika AG	4,760	817,927
Sonova Holding AG	6,190	1,360,583
Straumann Holding AG	49	39,874
Temenos AG	4,275	656,001
VAT Group AG*	3,593	650,580

		17,323,475

Taiwan - 1.0%

Advantech Co., Ltd.	72,256	715,729
E.Sun Financial Holding Co., Ltd.	1,562,013	1,388,524
Kindom Development Co., Ltd.	1,246,000	1,224,662
PChome Online, Inc.†	111,932	432,975
Tripod Technology Corp.	258,000	967,170
Voltronic Power Technology Corp.	50,547	1,289,901

		6,018,961

Thailand - 0.2%

AEON Thana Sinsap Thailand PCL	117,600	523,118
PTT Global Chemical PCL	261,100	352,949

		876,067

Turkey - 0.0%

Selcuk Ecza Deposu Ticaret ve Sanayi AS	90,111	107,567

United Kingdom - 12.4%

4imprint Group PLC†	7,585	218,302
Abcam PLC	237,398	4,425,803
Admiral Group PLC	10,382	300,191
Auto Trader Group PLC*	244,429	1,691,443
Babcock International Group PLC	66,665	316,432
Bellway PLC	27,982	891,791
Big Yellow Group PLC	47,653	590,036
Britvic PLC	31,350	278,971
Bunzl PLC	38,076	890,390
Burberry Group PLC	26,867	498,995
Cairn Energy PLC†	102,542	159,206
Coats Group PLC	576,459	385,200
Compass Group PLC	14,919	219,304
Countryside Properties PLC*	699,967	2,521,633
Cranswick PLC	97,593	4,458,448
Croda International PLC	87,125	5,603,855
Dechra Pharmaceuticals PLC	87,091	3,001,838
Electrocomponents PLC	297,448	2,344,241
EMIS Group PLC	56,526	789,232
Essentra PLC	429,995	1,552,949
Forterra PLC*	287,812	694,647
Frontier Developments PLC†	56,593	1,445,775
Future PLC	270,437	4,624,901
GB Group PLC	407,642	3,364,104
Greggs PLC	94,973	2,174,827
Halma PLC	39,465	1,140,685
Hargreaves Lansdown PLC	36,839	838,142
Howden Joinery Group PLC	128,824	941,904
Ibstock PLC*	212,346	483,265
Intertek Group PLC	22,236	1,518,922
Johnson Service Group PLC†	68,621	100,620
Keywords Studios PLC	167,408	3,732,099
Marshalls PLC	9,635	77,579
Meggitt PLC	49,072	168,783
Moneysupermarket.com Group PLC	283,951	1,205,272
PZ Cussons PLC	17,428	38,055
QinetiQ Group PLC	922,421	3,373,466
Rathbone Brothers PLC	51,836	926,373
Rightmove PLC	232,750	1,691,959
Rotork PLC	408,830	1,348,375
Sage Group PLC	35,092	300,520
Schroders PLC	37,545	1,376,339
Shaftesbury PLC	56,587	439,103
Smith & Nephew PLC	48,613	990,135
Spectris PLC	12,639	402,090
Spirax-Sarco Engineering PLC	7,424	908,656
Tate & Lyle PLC	21,034	175,529
TechnipFMC PLC#	5,734	42,025
UNITE Group PLC	280,088	3,012,723
Vistry Group PLC	325,329	3,083,310
Whitbread PLC#	5,281	165,758

		71,924,201

United States - 0.9%

Autoliv, Inc. SDR	3,475	218,767
Gran Tierra Energy, Inc.†#	95,405	23,906
SolarEdge Technologies, Inc.†	33,765	4,791,253

		5,033,926

Total Common Stocks
(cost $492,137,513)		569,538,836

RIGHTS - 0.0%
Italy - 0.0%

Davide Campari-Milano SpA† Expires 06/21/2020 (cost $0)	89,167	0

Total Long-Term Investment Securities
(cost $492,137,513)		569,538,836

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Registered Investment Companies - 3.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(2)(3) (cost $17,506,411)	17,506,411	17,506,411

REPURCHASE AGREEMENTS — 0.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $4,561,000 and collateralized by $4,295,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $4,656,970 (cost $4,561,000)	$4,561,000	4,561,000

TOTAL INVESTMENTS
(cost $514,204,924)	101.8%	591,606,247
Liabilities in excess of other assets	(1.8)	(10,227,253)

NET ASSETS	100.0%	$581,378,994

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $38,631,435 representing 6.6% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At May 31, 2020, the Fund had loaned securities with a total value of $27,321,015. This was secured by collateral of $17,506,411, which was received in cash and subsequently invested in short-term investments currently valued at $17,506,411 as reported in the Portfolio of Investments. Additional collateral of $11,398,026 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Notes/Bonds	0.13% to 8.13%	06/15/2020 to 11/15/2049	11,398,026

(3)	The rate shown is the 7-day yield as of May 31, 2020.

ADR - American Depositary Receipt

EuronextAmsterdam - Euronext Stock Exchange, Amsterdam

LSE - London Stock Exchange

SDR - Swedish Depositary Receipt

Industry Allocation*
Real Estate Operations & Development	3.9%
Applications Software	3.3
Registered Investment Companies	3.0
Machinery-General Industrial	3.0
Food-Retail	2.7
Electronic Components-Misc.	2.5
Computer Services	2.4
Commercial Services	2.3
Gambling (Non-Hotel)	2.2
Real Estate Investment Trusts	2.1
Chemicals-Diversified	2.1
E-Commerce/Services	1.9
Computers-Integrated Systems	1.9
Medical-Drugs	1.9
Machinery-Material Handling	1.8
Cosmetics & Toiletries	1.7
Finance-Other Services	1.7
Banks-Commercial	1.7
Energy-Alternate Sources	1.6
Entertainment Software	1.6
Precious Metals	1.5
Gold Mining	1.4
Retail-Drug Store	1.4
Food-Meat Products	1.3
Chemicals-Specialty	1.3
Brewery	1.3
Recycling	1.2
Fisheries	1.2
Building & Construction Products-Misc.	1.1
Computer Software	1.1
Building-Residential/Commercial	1.1
Computers-Periphery Equipment	1.1
Building Products-Cement	1.0
Athletic Equipment	1.0
E-Services/Consulting	1.0
Medical Labs & Testing Services	0.9
Electric Products-Misc.	0.9
Containers-Paper/Plastic	0.9
Medical-Biomedical/Gene	0.9
Television	0.9
Transport-Services	0.8
Real Estate Management/Services	0.8
Industrial Automated/Robotic	0.8
Repurchase Agreements	0.8
Food-Misc./Diversified	0.8
Electronic Components-Semiconductors	0.8
Auto/Truck Parts & Equipment-Original	0.8
Investment Management/Advisor Services	0.7
Engineering/R&D Services	0.7
Building Products-Air & Heating	0.7
Veterinary Products	0.7
Medical Products	0.7
Apparel Manufacturers	0.7
Building-Heavy Construction	0.7
Consulting Services	0.7
Multimedia	0.6
Optical Supplies	0.6
Retail-Misc./Diversified	0.6
Semiconductor Equipment	0.6
Food-Confectionery	0.6
Internet Content-Information/News	0.6
Internet Gambling	0.5
Airport Development/Maintenance	0.5
Theaters	0.5
Transport-Truck	0.5
Retail-Apparel/Shoe	0.5
Electric-Generation	0.5
Distribution/Wholesale	0.4
Medical Instruments	0.4
Insurance-Property/Casualty	0.4
Hotels/Motels	0.4
Enterprise Software/Service	0.4
Retail-Discount	0.4
Electronic Parts Distribution	0.4
Coatings/Paint	0.4
Aerospace/Defense	0.4
Oil Refining & Marketing	0.4
Food-Flour & Grain	0.4
Oil Companies-Exploration & Production	0.3
Beverages-Non-alcoholic	0.3
Containers-Metal/Glass	0.3
Tobacco	0.3
Gas-Distribution	0.3
E-Commerce/Products	0.3
Retail-Automobile	0.3
Dental Supplies & Equipment	0.3
Machinery-Construction & Mining	0.3
Insurance Brokers	0.2
Rubber/Plastic Products	0.2
Power Converter/Supply Equipment	0.2
Machine Tools & Related Products	0.2
Diversified Financial Services	0.2
Internet Financial Services	0.2
Instruments-Controls	0.2
Diagnostic Equipment	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Restaurants	0.2
Insurance-Multi-line	0.2
Leisure Products	0.2
E-Marketing/Info	0.2
Hazardous Waste Disposal	0.2
Telephone-Integrated	0.2
Insurance-Life/Health	0.2
Medical-Wholesale Drug Distribution	0.2
Electronic Measurement Instruments	0.2
Motorcycle/Motor Scooter	0.2
Textile-Products	0.2
Machinery-Electrical	0.2
Beverages-Wine/Spirits	0.2
Audio/Video Products	0.2
Circuit Boards	0.2
Home Furnishings	0.2
Building-Maintenance & Services	0.2
Electronic Connectors	0.2
Appliances	0.1
Electric-Integrated	0.1
Diversified Manufacturing Operations	0.1
Food-Catering	0.1
Metal Processors & Fabrication	0.1
Human Resources	0.1
Medical Information Systems	0.1
Computers	0.1
Diversified Operations	0.1
Medical-Hospitals	0.1
Aerospace/Defense-Equipment	0.1
Finance-Commercial	0.1
Diversified Minerals	0.1
Explosives	0.1
Miscellaneous Manufacturing	0.1
Schools	0.1
Electric-Distribution	0.1
Finance-Consumer Loans	0.1
Cable/Satellite TV	0.1
Casino Hotels	0.1
Security Services	0.1

Food-Wholesale/Distribution	0.1
Consumer Products-Misc.	0.1
Metal-Iron	0.1
Web Portals/ISP	0.1
Transport-Rail	0.1
Finance-Investment Banker/Broker	0.1
Electric-Transmission	0.1
Instruments-Scientific	0.1
Electronic Security Devices	0.1
MRI/Medical Diagnostic Imaging	0.1
Paper & Related Products	0.1
Medical-HMO	0.1
Chemicals-Plastics	0.1
Agricultural Operations	0.1
Non-Hazardous Waste Disposal	0.1
Office Automation & Equipment	0.1

101.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,557,264	$5,327,388	**	$0	$6,884,652
Russia	—	429,287		—	429,287
Other Countries	67,080,171	495,144,726	**	—	562,224,897
Rights	—	0		—	0
Short Term Investment Securities	17,506,411	—		—	17,506,411
Repurchase Agreements	—	4,561,000		—	4,561,000

Total Investments at Value	$86,143,846	$505,462,401		$0	$591,606,247

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foeign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Advertising Agencies - 0.4%

Omnicom Group, Inc.#	18,969	$1,039,311

Aerospace/Defense - 1.8%

Northrop Grumman Corp.	4,810	1,612,312
Raytheon Technologies Corp.	42,784	2,760,424

		4,372,736

Aerospace/Defense-Equipment - 0.9%

L3Harris Technologies, Inc.	10,523	2,098,812

Agricultural Biotech - 0.5%

Corteva, Inc.	46,855	1,279,610

Agricultural Chemicals - 2.5%

CF Industries Holdings, Inc.	150,261	4,413,165
Mosaic Co.	68,551	828,782
Nutrien, Ltd.	25,315	860,710

		6,102,657

Agricultural Operations - 0.9%

Archer-Daniels-Midland Co.	57,125	2,245,584

Apparel Manufacturers - 0.3%

PVH Corp.	16,480	749,346

Audio/Video Products - 0.4%

Dolby Laboratories, Inc., Class A	14,802	898,925

Auto-Cars/Light Trucks - 0.8%

General Motors Co.	76,807	1,987,765

Auto/Truck Parts & Equipment-Original - 0.2%

Aptiv PLC	6,051	455,943

Banks-Commercial - 0.9%

Citizens Financial Group, Inc.	39,988	963,711
M&T Bank Corp.	12,076	1,275,950

		2,239,661

Banks-Fiduciary - 0.7%
State Street Corp.	26,176	1,595,689

Banks-Super Regional - 1.9%

Fifth Third Bancorp	42,826	830,396
PNC Financial Services Group, Inc.	12,108	1,380,796
US Bancorp	45,187	1,606,850
Wells Fargo & Co.	30,244	800,559

		4,618,601

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.	17,612	2,316,859

Broadcast Services/Program - 0.6%

Fox Corp., Class B	54,125	1,557,717

Building & Construction Products-Misc. - 0.7%

Louisiana-Pacific Corp.	73,704	1,740,151

Building Products-Air & Heating - 0.5%

Carrier Global Corp.†	57,166	1,170,188

Building Products-Cement - 1.3%

Vulcan Materials Co.	29,218	3,164,894

Building-Residential/Commercial - 0.9%

Lennar Corp., Class A	34,182	2,066,644

Casino Hotels - 1.1%

Las Vegas Sands Corp.	53,219	2,551,319

Chemicals-Diversified - 0.6%

DuPont de Nemours, Inc.	26,198	1,329,025

Commercial Services - 0.8%

Quanta Services, Inc.	49,610	1,832,097

Commercial Services-Finance - 0.3%

Global Payments, Inc.	3,797	681,524

Computer Data Security - 0.4%

Check Point Software Technologies, Ltd.†	8,818	967,070

Computer Services - 0.7%

International Business Machines Corp.	14,194	1,772,831

Computer Software - 0.3%

Citrix Systems, Inc.	4,666	691,128

Computers - 0.7%

Apple, Inc.	4,930	1,567,444

Computers-Memory Devices - 0.8%

Western Digital Corp.	40,873	1,813,535

Cosmetics & Toiletries - 1.4%

Colgate-Palmolive Co.	12,489	903,329
Procter & Gamble Co.	5,481	635,358
Unilever PLC ADR#	33,866	1,830,457

		3,369,144

Diversified Banking Institutions - 10.0%

Bank of America Corp.	116,036	2,798,788
Citigroup, Inc.	73,368	3,515,061
Goldman Sachs Group, Inc.	29,722	5,840,076
JPMorgan Chase & Co.	76,194	7,414,438
Morgan Stanley	102,157	4,515,339

		24,083,702

Diversified Manufacturing Operations - 1.9%

3M Co.	5,836	912,984
Eaton Corp. PLC	30,641	2,601,421
Trane Technologies PLC	11,299	1,019,283

		4,533,688

Drug Delivery Systems - 2.0%

Becton Dickinson and Co.	19,691	4,862,299

Electric-Integrated - 4.4%
Entergy Corp.	13,791	1,404,200
Evergy, Inc.	33,662	2,076,609
PPL Corp.	253,546	7,084,075

		10,564,884

Electronic Components-Semiconductors - 3.2%

Intel Corp.	82,784	5,209,597
Microchip Technology, Inc.	9,183	881,752
Micron Technology, Inc.†	27,209	1,303,583
Texas Instruments, Inc.	2,224	264,078

		7,659,010

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	6,023	530,867

Energy-Alternate Sources - 0.5%

NextEra Energy Partners LP	25,290	1,292,572

Enterprise Software/Service - 0.9%

Oracle Corp.	38,860	2,089,502

Entertainment Software - 0.5%

Electronic Arts, Inc.†	9,419	1,157,407

Finance-Credit Card - 1.0%

Capital One Financial Corp.	24,239	1,649,222

Discover Financial Services	18,428	875,514

		2,524,736

Finance-Investment Banker/Broker - 1.2%

Charles Schwab Corp.	82,319	2,956,075

Food-Confectionery - 0.5%

Mondelez International, Inc., Class A	21,801	1,136,268

Food-Meat Products - 0.1%

Tyson Foods, Inc., Class A	4,898	300,933

Food-Misc./Diversified - 0.2%

Lamb Weston Holdings, Inc.	6,431	386,246

Gold Mining - 0.3%

Newmont Corp.	11,745	686,730

Instruments-Controls - 0.4%

Honeywell International, Inc.	7,213	1,052,016

Insurance Brokers - 0.7%

Willis Towers Watson PLC	7,907	1,604,330

Insurance-Life/Health - 1.3%

Voya Financial, Inc.	70,880	3,193,144

Insurance-Multi-line - 3.1%

Chubb, Ltd.	35,879	4,375,085
Hartford Financial Services Group, Inc.	79,127	3,029,773

		7,404,858

Insurance-Property/Casualty - 4.7%

Assurant, Inc.	24,293	2,491,976
Berkshire Hathaway, Inc., Class B†	47,593	8,832,309

		11,324,285

Insurance-Reinsurance - 0.4%

RenaissanceRe Holdings, Ltd.	5,354	898,722

Internet Infrastructure Software - 0.5%

F5 Networks, Inc.†	8,016	1,161,679

Internet Security - 0.7%

Proofpoint, Inc.†	14,113	1,640,918

Investment Management/Advisor Services - 0.9%

LPL Financial Holdings, Inc.	31,714	2,264,062

Machinery-General Industrial - 0.4%

Otis Worldwide Corp.	17,268	909,160

Machinery-Pumps - 0.7%

Ingersoll Rand, Inc.†	58,062	1,637,348

Medical Information Systems - 0.1%

Cerner Corp.	3,692	269,147

Medical Instruments - 3.4%

Alcon, Inc.†#	26,359	1,674,851
Medtronic PLC	66,231	6,529,052

		8,203,903

Medical Labs & Testing Services - 1.2%

Laboratory Corp. of America Holdings†	15,942	2,794,951

Medical Products - 0.2%

Stryker Corp.	1,869	365,819

Medical-Biomedical/Gene - 0.9%

Biogen, Inc.†	5,340	1,639,861
Gilead Sciences, Inc.	7,506	584,192

		2,224,053

Medical-Drugs - 5.4%

AbbVie, Inc.	28,755	2,664,726
Bristol-Myers Squibb Co.	42,238	2,522,453
Eli Lilly & Co.	10,185	1,557,796
Horizon Therapeutics PLC†	19,653	996,997
Johnson & Johnson	15,208	2,262,190
Merck & Co., Inc.	7,217	582,556
Pfizer, Inc.	63,115	2,410,362

		12,997,080

Medical-HMO - 2.3%
Anthem, Inc.	7,286	2,142,885
Centene Corp.†	18,201	1,205,816
Humana, Inc.	5,287	2,171,107

		5,519,808

Metal-Copper - 1.1%
Freeport-McMoRan, Inc.	296,853	2,692,457

Networking Products - 0.9%

Cisco Systems, Inc.	44,616	2,133,537

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	4,607	393,714

Office Automation & Equipment - 0.6%

Zebra Technologies Corp., Class A†	5,214	1,362,522

Oil Companies-Exploration & Production - 3.2%

Concho Resources, Inc.	13,801	752,430
ConocoPhillips	48,194	2,032,823
Hess Corp.	70,770	3,359,452
Pioneer Natural Resources Co.	16,236	1,487,218

		7,631,923

Oil Companies-Integrated - 0.6%

Chevron Corp.	16,834	1,543,678

Oil Refining & Marketing - 3.0%

Marathon Petroleum Corp.	109,006	3,830,471
Phillips 66	42,875	3,355,397

		7,185,868

Pharmacy Services - 0.3%

CVS Health Corp.	12,531	821,658

Real Estate Investment Trusts - 2.1%

Camden Property Trust	9,225	844,733
Equity Residential	19,435	1,176,984
Public Storage	8,718	1,767,487
Weyerhaeuser Co.	64,491	1,302,073

		5,091,277

Retail-Building Products - 1.0%

Lowe’s Cos., Inc.	18,983	2,474,434

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	10,621	456,066

Semiconductor Components-Integrated Circuits - 0.6%

Maxim Integrated Products, Inc.	9,162	528,464
QUALCOMM, Inc.	11,244	909,415

		1,437,879

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	47,355	2,660,404

Telecom Equipment-Fiber Optics - 0.7%

Corning, Inc.	73,302	1,670,553

Tobacco - 0.7%

Philip Morris International, Inc.	23,383	1,715,377

Transport-Rail - 1.1%

Union Pacific Corp.	15,110	2,566,585

Transport-Services - 0.4%

United Parcel Service, Inc., Class B	8,705	867,976

Web Portals/ISP - 1.9%

Alphabet, Inc., Class A†	3,253	4,663,241

Total Common Stocks (cost $256,115,300)		235,875,561

EXCHANGE-TRADED FUNDS - 0.4%

iShares Russell 1000 Value ETF (cost $796,428)	7,727	881,805

Total Long-Term Investment Securities
(cost $256,911,728)		236,757,366

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Commercial Paper - 0.9%

Credit Agricole Corporate and Investment Bank NY 0.04% due 06/01/2020 (cost $2,200,000)	$2,200,000	2,199,984

TOTAL INVESTMENTS
(cost $259,111,728)	99.5%	238,957,350
Other assets less liabilities	0.5	1,101,264

NET ASSETS	100.0%	$240,058,614

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At May 31, 2020, the Fund had loaned securities with a total value of $4,267,522. This was secured by collateral of $4,384,455 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$856,287
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	1,497,776
Government National Mtg. Assoc.	2.50%	09/20/2046	111,888
United States Treasury Notes/Bonds	0.13% to 6.50%	06/15/2020 to 11/15/2049	1,918,504

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$235,875,561	$—	$—	$235,875,561
Exchange-Traded Funds	881,805	—	—	881,805
Short-Term Investment Securities	—	2,199,984	—	2,199,984

Total Investments at Value	$236,757,366	$2,199,984	$—	$238,957,350

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 100.0%
Aerospace/Defense-Equipment — 0.6%

HEICO Corp., Class A	15,070	$1,265,126

Apparel Manufacturers — 2.4%

Carter’s, Inc.#	27,405	2,354,364
PVH Corp.	48,508	2,205,659
Under Armour, Inc., Class C†	100,754	791,926

		5,351,949

Athletic Equipment — 1.1%

YETI Holdings, Inc.†	79,502	2,552,014

Auto-Heavy Duty Trucks — 0.8%

PACCAR, Inc.	25,538	1,886,237

Banks-Commercial — 4.9%

Cullen/Frost Bankers, Inc.	24,885	1,890,513
First Citizens BancShares, Inc., Class A	3,955	1,522,675
First Republic Bank	25,750	2,785,378
M&T Bank Corp.	14,512	1,533,338
Prosperity Bancshares, Inc.	33,519	2,191,807
South State Corp.	22,410	1,178,094

		11,101,805

Banks-Fiduciary — 0.4%

Northern Trust Corp.	10,803	853,545

Building Products-Air & Heating — 1.4%

Lennox International, Inc.	14,689	3,141,096

Building-Residential/Commercial — 1.6%

NVR, Inc.†	1,091	3,514,777

Cable/Satellite TV — 1.5%

Cable One, Inc.	1,796	3,388,854

Chemicals-Specialty — 0.3%

Element Solutions, Inc.†	63,612	692,735

Commercial Services — 0.6%

CoStar Group, Inc.†	2,144	1,408,179

Commercial Services-Finance — 1.9%

WEX, Inc.†	28,842	4,270,923

Computer Aided Design — 0.8%

Aspen Technology, Inc.†	17,539	1,852,820

Computer Services — 2.8%

EPAM Systems, Inc.†	5,045	1,163,579
Genpact, Ltd.	140,747	5,059,854

		6,223,433

Computer Software — 1.1%

Teradata Corp.†	120,144	2,572,283

Computers-Other — 1.7%

Lumentum Holdings, Inc.†	51,020	3,740,786

Containers-Metal/Glass — 1.8%

Ball Corp.	33,917	2,416,925
Silgan Holdings, Inc.	47,592	1,591,477

		4,008,402

Containers-Paper/Plastic — 0.8%

Packaging Corp. of America	17,552	1,779,948

Data Processing/Management — 1.4%

Fair Isaac Corp.†	7,941	3,197,444

Diagnostic Equipment — 0.8%

Repligen Corp.†	14,447	1,892,124

Disposable Medical Products — 1.0%

Teleflex, Inc.	6,155	2,233,403

Distribution/Wholesale — 4.1%

Fastenal Co.	61,306	2,529,486
IAA, Inc.†	61,275	2,512,275
KAR Auction Services, Inc.#	171,207	2,456,820
Watsco, Inc.	10,430	1,855,601

		9,354,182

E-Commerce/Products — 2.4%

Etsy, Inc.†	41,534	3,363,423
Wayfair, Inc., Class A†#	12,556	2,153,982

		5,517,405

E-Commerce/Services — 1.0%

Cargurus, Inc.†#	57,477	1,493,253
GrubHub, Inc.†#	13,841	785,338

		2,278,591

E-Services/Consulting — 0.9%

CDW Corp.	17,635	1,955,898

Electric-Integrated — 0.5%

Black Hills Corp.	16,913	1,043,701

Electronic Components-Misc. — 0.9%

Flex, Ltd.†	208,329	2,022,875

Electronic Components-Semiconductors — 2.7%

Monolithic Power Systems, Inc.	17,892	3,752,847
Silicon Laboratories, Inc.†	24,922	2,334,195

		6,087,042

Electronic Measurement Instruments — 1.1%

National Instruments Corp.	63,602	2,462,669

Energy-Alternate Sources — 0.8%

First Solar, Inc.†	39,609	1,846,572

Enterprise Software/Service — 4.2%

Black Knight, Inc.†	38,715	2,980,281
Blackbaud, Inc.	34,137	2,000,769
Guidewire Software, Inc.†	26,570	2,725,551
Veeva Systems, Inc., Class A†	8,428	1,844,636

		9,551,237

Finance-Auto Loans — 1.1%

Credit Acceptance Corp.†#	6,976	2,579,864

Firearms & Ammunition — 1.1%

Axon Enterprise, Inc.†	31,044	2,358,102

Food-Catering — 0.5%

Healthcare Services Group, Inc.	47,494	1,136,056

Food-Wholesale/Distribution — 0.9%

Performance Food Group Co.†	78,318	2,087,175

Funeral Services & Related Items — 0.8%

Service Corp. International	44,984	1,773,719

Gas-Distribution — 1.5%

NiSource, Inc.	33,781	805,001
UGI Corp.	82,028	2,611,772

		3,416,773

Healthcare Safety Devices — 1.1%

Tandem Diabetes Care, Inc.†	30,278	2,517,616

Hotels/Motels — 1.8%

Choice Hotels International, Inc.	39,245	3,172,173
Hyatt Hotels Corp., Class A	17,275	951,680

		4,123,853

Instruments-Controls — 0.5%

Mettler-Toledo International, Inc.†	1,497	1,190,115

Insurance-Property/Casualty — 4.3%

Alleghany Corp.	2,353	1,207,324
Erie Indemnity Co., Class A	6,122	1,103,429
Fidelity National Financial, Inc.	40,415	1,289,239
Markel Corp.†	3,432	3,079,946
White Mountains Insurance Group, Ltd.	1,891	1,731,324
WR Berkley Corp.	23,756	1,376,660

		9,787,922

Internet Content-Entertainment — 0.7%

Roku, Inc.†#	14,642	1,603,445

Internet Infrastructure Software — 1.3%

F5 Networks, Inc.†	20,652	2,992,888

Lasers-System/Components — 3.8%

Coherent, Inc.†	25,027	3,634,171
II-VI, Inc.†#	105,385	5,008,949

		8,643,120

Machine Tools & Related Products — 1.0%

Lincoln Electric Holdings, Inc.	27,501	2,259,757

Machinery-General Industrial — 1.7%

IDEX Corp.	23,845	3,800,178

Machinery-Pumps — 1.5%

Ingersoll Rand, Inc.†	122,179	3,445,448

Medical Instruments — 3.8%

Bio-Techne Corp.	12,199	3,230,295
Integra LifeSciences Holdings Corp.†	52,954	2,759,433
NuVasive, Inc.†	44,354	2,687,853

		8,677,581

Medical Products — 5.1%

Hill-Rom Holdings, Inc.	30,435	3,094,326
Masimo Corp.†	15,668	3,763,297
STERIS PLC	9,449	1,567,495
Varian Medical Systems, Inc.†	24,617	2,988,258

		11,413,376

Medical-Biomedical/Gene — 3.4%

Alnylam Pharmaceuticals, Inc.†	6,818	922,271
Apellis Pharmaceuticals, Inc.†#	44,270	1,491,456
ChemoCentryx, Inc.†	18,904	1,179,421
Ionis Pharmaceuticals, Inc.†	19,553	1,099,074
PTC Therapeutics, Inc.†	58,578	2,970,490

		7,662,712

Medical-Drugs — 2.6%

Aerie Pharmaceuticals, Inc.†#	27,730	389,052
PRA Health Sciences, Inc.†	29,244	3,026,754
Reata Pharmaceuticals, Inc., Class A†#	17,382	2,525,952

		5,941,758

Medical-HMO — 0.8%

Molina Healthcare, Inc.†	9,140	1,698,395

Multimedia — 0.5%

FactSet Research Systems, Inc.	3,425	1,053,222

Non-Hazardous Waste Disposal — 0.7%

GFL Environmental, Inc.	81,981	1,571,576

Oil Companies-Exploration & Production — 0.5%

Cabot Oil & Gas Corp.	60,898	1,208,216

Physical Therapy/Rehabilitation Centers — 1.4%

Encompass Health Corp.	42,304	3,098,768

Real Estate Investment Trusts — 1.4%

Douglas Emmett, Inc.	44,813	1,315,710
Equity Commonwealth	51,578	1,738,178
PS Business Parks, Inc.	1,512	202,064

		3,255,952

Real Estate Management/Services — 1.1%

Redfin Corp.†	83,908	2,516,401

Rental Auto/Equipment — 0.9%

AMERCO	6,084	1,962,090

Retail-Automobile — 1.0%

CarMax, Inc.†	24,815	2,184,961

Semiconductor Equipment — 1.5%

MKS Instruments, Inc.	31,043	3,279,072

Telecommunication Equipment — 0.9%

CommScope Holding Co., Inc.†	203,617	2,099,291

Transport-Truck — 1.0%

Knight-Swift Transportation Holdings, Inc.	55,568	2,312,184

Web Hosting/Design — 1.5%

Q2 Holdings, Inc.†#	28,205	2,330,297
VeriSign, Inc.†	5,131	1,123,740

		3,454,037

TOTAL INVESTMENTS
(cost $212,335,134)	100.0%	226,153,678
Liabilities in excess of other assets	(0.0)	(34,662)

NET ASSETS	100.0%	$226,119,016

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At May 31, 2020, the Fund had loaned securities with a total value of $13,243,045. This was secured by collateral of $13,447,064 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$1,480,645
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	2,589,873
Government National Mtg. Assoc.	2.50%	9/20/2046	193,471
United States Treasury Bills	0.00%	06/18/2020 to 08/13/2020	72,930
United States Treasury Notes/Bonds	0.13% to 8.75%	06/15/2020 to 11/15/2049	9,110,145

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$226,153,678	$—	$—	$226,153,678

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.7%
Aerospace/Defense - 0.1%

Spirit AeroSystems Holdings, Inc., Class A	26,317	$570,289

Aerospace/Defense-Equipment - 1.4%

Hexcel Corp.	37,578	1,359,948
L3Harris Technologies, Inc.	24,477	4,881,938
Moog, Inc., Class A	58,463	3,173,956

		9,415,842

Agricultural Biotech - 0.5%

Corteva, Inc.	131,902	3,602,244

Agricultural Chemicals - 0.4%

Mosaic Co.	162,743	1,967,563
Nutrien, Ltd.	29,090	989,060

		2,956,623

Airlines - 0.5%

Southwest Airlines Co.	100,563	3,228,072

Apparel Manufacturers - 0.7%

Carter’s, Inc.#	44,071	3,786,139
Columbia Sportswear Co.	16,664	1,217,472

		5,003,611

Appliances - 0.4%

Whirlpool Corp.#	21,693	2,642,641

Applications Software - 0.3%

CDK Global, Inc.	55,299	2,173,804

Auto-Heavy Duty Trucks - 0.7%

Cummins, Inc.	15,365	2,605,904
PACCAR, Inc.	27,493	2,030,633

		4,636,537

Auto/Truck Parts & Equipment-Original - 0.3%

Lear Corp.	16,904	1,792,669

Banks-Commercial - 5.3%

Atlantic Union Bankshares Corp.	198,823	4,602,752
BancorpSouth Bank	121,608	2,703,346
East West Bancorp, Inc.	59,236	2,070,298
IBERIABANK Corp.	60,031	2,545,915
South State Corp.	83,458	4,387,387
Synovus Financial Corp.	222,830	4,276,108
Truist Financial Corp.	118,661	4,364,352
Western Alliance Bancorp	146,197	5,577,415
Zions Bancorp NA	146,508	4,820,846

		35,348,419

Banks-Fiduciary - 0.2%

State Street Corp.	24,656	1,503,030

Banks-Super Regional - 2.0%

Fifth Third Bancorp	230,067	4,460,999
Huntington Bancshares, Inc.	568,846	5,057,041
KeyCorp	329,343	3,902,715

		13,420,755

Batteries/Battery Systems - 0.6%

EnerSys	63,478	4,018,157

Beverages-Non-alcoholic - 0.3%

Coca-Cola European Partners PLC	45,322	1,708,639

Building & Construction Products-Misc. - 1.1%

Fortune Brands Home & Security, Inc.	81,891	4,992,075
Owens Corning	47,567	2,497,268

		7,489,343

Building Products-Cement - 0.5%

Buzzi Unicem SpA	87,109	1,738,729
Eagle Materials, Inc.	20,890	1,394,616

		3,133,345

Building Products-Doors & Windows - 0.4%

JELD-WEN Holding, Inc.†	203,432	2,772,778

Building Products-Wood - 0.4%

Masco Corp.	53,961	2,517,281

Building-Residential/Commercial - 1.0%

Lennar Corp., Class A	110,342	6,671,277

Cable/Satellite TV - 0.3%

Altice USA, Inc., Class A†	89,408	2,299,574

Casino Hotels - 0.4%

Las Vegas Sands Corp.	34,504	1,654,122
Wynn Resorts, Ltd.	15,109	1,258,277

		2,912,399

Chemicals-Diversified - 2.7%

Celanese Corp.	62,675	5,635,109
DuPont de Nemours, Inc.	45,260	2,296,040
FMC Corp.	88,859	8,744,614
PPG Industries, Inc.	16,124	1,639,327

		18,315,090

Chemicals-Specialty - 0.5%

Ingevity Corp.†	26,897	1,416,665
Rogers Corp.†	15,827	1,713,431

		3,130,096

Commercial Services-Finance - 0.5%

EVERTEC, Inc.	61,758	1,798,393
Global Payments, Inc.	8,647	1,552,050

		3,350,443

Computer Services - 3.0%

Amdocs, Ltd.	103,890	6,468,191
Leidos Holdings, Inc.	98,977	10,421,288
Science Applications International Corp.	36,792	3,239,168

		20,128,647

Computer Software - 0.6%

SS&C Technologies Holdings, Inc.	64,050	3,708,175

Computers-Memory Devices - 0.5%

Western Digital Corp.	73,440	3,258,533

Computers-Other - 0.9%

Lumentum Holdings, Inc.†	82,406	6,042,008

Containers-Metal/Glass - 0.8%

Crown Holdings, Inc.†	79,943	5,230,671

Containers-Paper/Plastic - 0.2%

Graphic Packaging Holding Co.	84,499	1,222,701

Dental Supplies & Equipment - 0.5%

DENTSPLY SIRONA, Inc.	68,474	3,185,411

Diagnostic Equipment - 0.4%

Avantor, Inc.†	146,583	2,780,680

Dialysis Centers - 0.2%

DaVita, Inc.†	18,969	1,535,730

Distribution/Wholesale - 0.4%

HD Supply Holdings, Inc.†	76,304	2,419,600
KAR Auction Services, Inc.#	37,614	539,761

		2,959,361

Diversified Manufacturing Operations - 2.2%

Eaton Corp. PLC	48,257	4,097,019
ITT, Inc.	52,024	3,001,785
Parker-Hannifin Corp.	16,998	3,059,130
Textron, Inc.	91,324	2,828,304
Trane Technologies PLC	20,488	1,848,223

		14,834,461

E-Commerce/Products - 0.4%

eBay, Inc.	56,536	2,574,649

E-Commerce/Services - 0.3%

Expedia Group, Inc.	24,780	1,969,514

Electric Products-Misc. - 0.9%

AMETEK, Inc.	66,278	6,078,355

Electric-Distribution - 0.4%

CenterPoint Energy, Inc.	133,579	2,375,035

Electric-Integrated - 5.1%

Alliant Energy Corp.	99,464	4,909,543
DTE Energy Co.	31,164	3,352,312
Edison International	56,594	3,288,677
Entergy Corp.	46,879	4,773,220
Evergy, Inc.	100,453	6,196,946
FirstEnergy Corp.	93,471	3,950,084
Portland General Electric Co.	73,924	3,482,560
Xcel Energy, Inc.	58,679	3,815,895

		33,769,237

Electronic Components-Misc. - 1.3%

Flex, Ltd.†	151,933	1,475,270
Gentex Corp.	208,950	5,524,638
Hubbell, Inc.	12,058	1,476,140

		8,476,048

Electronic Components-Semiconductors - 1.1%

Marvell Technology Group, Ltd.	38,753	1,264,123
ON Semiconductor Corp.†	105,433	1,738,590
Qorvo, Inc.†	41,856	4,383,997

		7,386,710

Electronic Connectors - 0.7%

TE Connectivity, Ltd.	56,777	4,613,131

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.†	18,314	1,265,131

Entertainment Software - 0.7%

Activision Blizzard, Inc.	21,040	1,514,459
Electronic Arts, Inc.†	15,425	1,895,424
NetEase, Inc. ADR	2,762	1,057,570

		4,467,453

Finance-Consumer Loans - 0.8%

Navient Corp.	105,864	787,628
SLM Corp.	629,399	4,770,845

		5,558,473

Finance-Credit Card - 0.3%

Discover Financial Services	48,797	2,318,345

Food-Meat Products - 0.4%

Tyson Foods, Inc., Class A	47,204	2,900,214

Food-Misc./Diversified - 0.8%

Nomad Foods, Ltd.†	116,251	2,462,196
Post Holdings, Inc.†	35,254	3,069,213

		5,531,409

Food-Wholesale/Distribution - 0.8%

US Foods Holding Corp.†	272,416	5,214,042

Footwear & Related Apparel - 0.6%

Steven Madden, Ltd.	174,753	4,110,191

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC#	109,722	924,956

Hazardous Waste Disposal - 0.9%

Clean Harbors, Inc.†	101,865	6,049,762

Hotels/Motels - 1.5%

Marriott International, Inc., Class A	19,700	1,743,450
Wyndham Destinations, Inc.	42,770	1,360,086
Wyndham Hotels & Resorts, Inc.	147,145	6,758,370

		9,861,906

Human Resources - 0.6%

ManpowerGroup, Inc.	22,629	1,564,569
Robert Half International, Inc.	44,777	2,271,985

		3,836,554

Independent Power Producers - 0.4%

Vistra Energy Corp.	133,014	2,718,806

Industrial Automated/Robotic - 0.5%

Ichor Holdings, Ltd.†	62,331	1,418,030
Rockwell Automation, Inc.	7,821	1,690,588

		3,108,618

Insurance Brokers - 1.0%

Aon PLC, Class A	26,320	5,183,724
Willis Towers Watson PLC	6,308	1,279,893

		6,463,617

Insurance-Life/Health - 2.1%

Aflac, Inc.	40,986	1,494,759
CNO Financial Group, Inc.	368,583	5,289,166
Globe Life, Inc.	26,228	2,020,081
Voya Financial, Inc.	119,774	5,395,819

		14,199,825

Insurance-Multi-line - 1.3%

Allstate Corp.	27,841	2,723,128
Kemper Corp.	72,232	4,579,509
Loews Corp.	32,849	1,091,901

		8,394,538

Insurance-Property/Casualty - 2.9%

Alleghany Corp.	10,229	5,248,500
Assurant, Inc.	53,593	5,497,570
Hanover Insurance Group, Inc.	54,378	5,456,832
Lancashire Holdings, Ltd.	243,521	2,048,342
Travelers Cos., Inc.	13,425	1,436,207

		19,687,451

Insurance-Reinsurance - 1.0%

Everest Re Group, Ltd.	10,244	2,032,512
Reinsurance Group of America, Inc.	44,876	4,072,497
RenaissanceRe Holdings, Ltd.	4,059	681,493

		6,786,502

Internet Brokers - 0.4%

TD Ameritrade Holding Corp.	64,591	2,407,307

Internet Content-Information/News - 0.2%

Yelp, Inc.†	46,550	1,011,997

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	41,124	5,760,239

Lasers-System/Components - 0.6%

Coherent, Inc.†	25,352	3,681,364

Machine Tools & Related Products - 1.5%

Colfax Corp.†	196,125	5,503,268
Kennametal, Inc.	154,456	4,284,609

		9,787,877

Machinery-Construction & Mining - 0.3%

Oshkosh Corp.	31,844	2,287,036

Machinery-General Industrial - 0.1%

Altra Industrial Motion Corp.	27,053	838,643

Machinery-Pumps - 2.7%

Curtiss-Wright Corp.	19,246	1,930,374
Dover Corp.	57,506	5,592,458
Ingersoll Rand, Inc.†	206,418	5,820,988
SPX FLOW, Inc.†	135,042	4,669,752

		18,013,572

Medical Information Systems - 0.3%

Change Healthcare, Inc.†	150,579	1,879,226

Medical Instruments - 0.2%

Boston Scientific Corp.†	43,966	1,670,268

Medical Labs & Testing Services - 1.8%

ICON PLC†	18,779	3,163,322
IQVIA Holdings, Inc.†	22,659	3,387,974
Laboratory Corp. of America Holdings†	22,065	3,868,436
PPD, Inc.†	53,849	1,466,847

		11,886,579

Medical Products - 2.3%

Avanos Medical, Inc.†	89,682	2,606,159
Hill-Rom Holdings, Inc.	38,506	3,914,905
Hologic, Inc.†	63,602	3,370,906
STERIS PLC	13,997	2,321,962
Zimmer Biomet Holdings, Inc.	24,781	3,130,832

		15,344,764

Medical-Drugs - 0.2%

Jazz Pharmaceuticals PLC†	12,698	1,515,125

Medical-HMO - 2.3%

Centene Corp.†	52,511	3,478,854
Humana, Inc.	11,254	4,621,455
Molina Healthcare, Inc.†	40,519	7,529,240

		15,629,549

Medical-Hospitals - 1.1%

Acadia Healthcare Co., Inc.†	109,350	3,128,503
HCA Healthcare, Inc.	15,348	1,640,701
Universal Health Services, Inc., Class B	25,435	2,682,121

		7,451,325

Medical-Wholesale Drug Distribution - 0.7%

AmerisourceBergen Corp.	30,247	2,883,749
McKesson Corp.	11,193	1,775,993

		4,659,742

Office Automation & Equipment - 0.2%

Xerox Holdings Corp.	100,291	1,592,621

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	12,201	1,350,285

Oil Companies-Exploration & Production - 1.3%

ConocoPhillips	50,858	2,145,190
Diamondback Energy, Inc.	87,283	3,716,510
Noble Energy, Inc.	172,538	1,506,257
Viper Energy Partners LP	96,065	1,007,722

		8,375,679

Oil Refining & Marketing - 1.1%

Delek US Holdings, Inc.#	101,874	2,003,862
Marathon Petroleum Corp.	66,757	2,345,841
Valero Energy Corp.	41,605	2,772,557

		7,122,260

Oil-Field Services - 0.1%

Apergy Corp.†	60,408	547,901

Physical Therapy/Rehabilitation Centers - 0.8%

Encompass Health Corp.	73,311	5,370,031

Publishing-Newspapers - 0.4%

TEGNA, Inc.	235,514	2,760,224

Real Estate Investment Trusts - 9.1%

American Assets Trust, Inc.	88,338	2,311,805
American Homes 4 Rent, Class A	97,375	2,457,745
Americold Realty Trust	60,806	2,171,382
Boston Properties, Inc.	48,816	4,197,200
Corporate Office Properties Trust	164,958	4,119,001
Douglas Emmett, Inc.	90,046	2,643,751
Duke Realty Corp.	86,027	2,966,211
Equity Residential	56,562	3,425,395
First Industrial Realty Trust, Inc.	111,584	4,226,802
Gaming and Leisure Properties, Inc.	198,347	6,850,905
Healthpeak Properties, Inc.	66,164	1,630,281
Highwoods Properties, Inc.	121,869	4,663,927
Invitation Homes, Inc.	43,035	1,131,820
Kilroy Realty Corp.	38,500	2,199,120
Lamar Advertising Co., Class A	21,974	1,456,876
Life Storage, Inc.	45,616	4,446,648
Physicians Realty Trust	215,903	3,728,645
Prologis, Inc.	13,244	1,211,826
Regency Centers Corp.	66,074	2,827,306
Welltower, Inc.	45,273	2,293,983

		60,960,629

Retail-Apparel/Shoe - 0.5%

Foot Locker, Inc.	69,369	1,921,522
Ross Stores, Inc.	16,095	1,560,571

		3,482,093

Retail-Auto Parts - 0.7%

AutoZone, Inc.†	3,942	4,524,864

Retail-Consumer Electronics - 0.4%

Best Buy Co., Inc.	30,110	2,351,290

Retail-Discount - 0.2%

Dollar Tree, Inc.†	14,053	1,375,367

Retail-Gardening Products - 0.2%

Tractor Supply Co.	10,507	1,282,064

Retail-Restaurants - 0.2%

Darden Restaurants, Inc.	16,659	1,280,411

Savings & Loans/Thrifts - 0.7%

Sterling Bancorp	366,666	4,509,992

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	13,679	1,545,043
NXP Semiconductors NV	32,552	3,128,247

		4,673,290

Semiconductor Equipment - 2.2%

Axcelis Technologies, Inc.†	73,724	1,979,489
KLA Corp.	19,799	3,483,832
Lam Research Corp.	5,507	1,507,101
MKS Instruments, Inc.	54,994	5,809,016
Onto Innovation, Inc.†	72,674	2,258,708

		15,038,146

Shipbuilding - 0.5%

Huntington Ingalls Industries, Inc.	16,709	3,339,962

Steel-Producers - 1.6%

Carpenter Technology Corp.	157,231	3,674,489
Reliance Steel & Aluminum Co.	57,665	5,593,505
Steel Dynamics, Inc.	63,193	1,678,406

		10,946,400

Telecom Equipment-Fiber Optics - 0.5%

Ciena Corp.†	59,555	3,291,009

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†	30,768	2,867,578

Theaters - 0.2%

Live Nation Entertainment, Inc.†	33,657	1,654,578

Transport-Rail - 0.7%

Kansas City Southern	30,518	4,593,569

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	26,466	2,021,208

Transport-Truck - 0.6%

Knight-Swift Transportation Holdings, Inc.#	94,354	3,926,070

Total Long-Term Investment Securities (cost $680,597,612)		653,201,942

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Registered Investment Companies - 1.8%

State Street Institutional Liquid Reserves Fund, Administration Class 0.18%(1) (cost $12,250,159)	12,246,982	12,251,881

REPURCHASE AGREEMENTS - 1.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $6,382,000 collateralized by $6,065,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $6,576,140 (cost $6,382,000)	$6,382,000	6,382,000

TOTAL INVESTMENTS (cost $699,229,771)	100.5%	671,835,823
Liabilities in excess of other assets	(0.5)	(3,240,684)

NET ASSETS	100.0%	$668,595,139

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At May 31, 2020, the Fund had loaned securities with a total value of $5,723,323. This was secured by collateral of $6,004,358 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$1,048,905
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	1,834,693
Government National Mtg. Assoc.	2.50%	9/20/2046	137,057
United States Treasury Bills	0.00%	06/18/2020 to 08/13/2020	42,074
United States Treasury Notes/Bonds	0.13% to 6.50%	06/15/2020 to 11/15/2049	2,941,629

(1)	The rate shown is the 7-day yield as of May 31, 2020.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$649,414,871	$3,787,071	**	$—	$653,201,942
Short-Term Investment Securities	12,251,881	—		—	12,251,881
Repurchase Agreements	—	6,382,000		—	6,382,000

Total Investments at Value	$661,666,752	$10,169,071		$—	$671,835,823

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 43.8%

VALIC Co. I Blue Chip Growth Fund	1,703	$35,423
VALIC Co. I Dividend Value Fund	4,083,197	40,750,310
VALIC Co. I Large Cap Core Fund	916,483	10,686,188
VALIC Co. I Large Capital Growth Fund	994,527	16,727,938
VALIC Co. I Mid Cap Index Fund	1,415,126	29,363,865
VALIC Co. I Mid Cap Strategic Growth Fund	751,123	12,393,522
VALIC Co. I Nasdaq-100 Index Fund	1,275,001	23,319,767
VALIC Co. I Science & Technology Fund	1,029,335	30,756,538
VALIC Co. I Small Cap Index Fund	587,714	8,862,726
VALIC Co. I Small Cap Special Values Fund	623,800	5,483,198
VALIC Co. I Stock Index Fund	2,087,401	84,059,622
VALIC Co. I Value Fund	1,109,199	17,358,968
VALIC Co. II Capital Appreciation Fund	1,781,353	28,911,352
VALIC Co. II Large Cap Value Fund	2,495,332	45,739,432
VALIC Co. II Mid Cap Growth Fund	1,047,249	10,859,968
VALIC Co. II Mid Cap Value Fund	2,047,578	31,389,377
VALIC Co. II Small Cap Growth Fund	375,497	7,344,717
VALIC Co. II Small Cap Value Fund	622,792	5,636,265

Total Domestic Equity Investment Companies
(cost $434,488,866)		409,679,176

Domestic Fixed Income Investment Companies - 39.7%

VALIC Co. I Capital Conservation Fund	3,226,388	33,909,340
VALIC Co. I Government Securities Fund	1,227,047	13,767,467
VALIC Co. I Inflation Protected Fund	5,199,688	58,964,463
VALIC Co. II Core Bond Fund	12,710,851	152,911,537
VALIC Co. II High Yield Bond Fund	3,164,692	23,703,543
VALIC Co. II Strategic Bond Fund	7,697,631	87,906,949

Total Domestic Fixed Income Investment Companies
(cost $353,201,098)		371,163,299

Domestic Money Market Investment Companies - 1.1%

VALIC Co. I Government Money Market I Fund (cost $9,985,452)(2)	9,985,452	9,985,452

International Equity Investment Companies - 9.8%

VALIC Co. I Emerging Economies Fund	2,248,692	16,258,043
VALIC Co. I International Equities Index Fund	4,517,611	27,964,011
VALIC Co. I International Growth Fund	483,919	6,034,473
VALIC Co. I International Value Fund	2,274,863	17,698,437
VALIC Co. II International Opportunities Fund	1,275,107	24,010,266

Total International Equity Investment Companies
(cost $103,365,564)		91,965,230

International Fixed Income Investment Companies - 3.5%

VALIC Co. I International Government Bond Fund (cost $31,571,001)	2,685,253	32,572,123

Real Estate Investment Companies - 2.1%

VALIC Co. I Global Real Estate Fund (cost $22,737,846)	2,943,599	20,163,652

TOTAL INVESTMENTS
(cost $955,349,827)	100.0%	935,528,932
Liabilities in excess of other assets	(0.0)	(221,933)

NET ASSETS	100.0%	$935,306,999

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	The 7-day yield as of May 31, 2020 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$935,528,932	$—	$—	$935,528,932

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.4%
Applications Software - 3.8%

Elastic NV†	19,020	$1,634,198
HubSpot, Inc.†	11,160	2,231,330
Medallia, Inc.†	39,563	1,118,842
Smartsheet, Inc., Class A†	33,395	1,925,556

		6,909,926

Athletic Equipment - 0.9%

Fox Factory Holding Corp.†	23,156	1,669,779

Banks-Commercial - 1.1%

First Financial Bankshares, Inc.#	41,664	1,276,585
Signature Bank	6,688	688,262

		1,964,847

Building & Construction Products-Misc. - 3.1%

Fortune Brands Home & Security, Inc.	15,630	952,805
Simpson Manufacturing Co., Inc.	28,869	2,311,252
Trex Co., Inc.†#	20,438	2,455,013

		5,719,070

Building-Mobile Home/Manufactured Housing - 1.0%

Winnebago Industries, Inc.	33,035	1,797,104

Building-Residential/Commercial - 0.7%

TRI Pointe Group, Inc.†#	83,441	1,194,875

Casino Hotels - 0.9%

Boyd Gaming Corp.	73,294	1,567,026

Commercial Services-Finance - 0.5%

Avalara, Inc.†	8,824	944,697

Computer Data Security - 2.2%

CyberArk Software, Ltd.†	15,063	1,563,238
Zscaler, Inc.†#	25,314	2,483,050

		4,046,288

Computer Services - 0.7%

Globant SA†	8,512	1,193,468

Computer Software - 4.6%

Bandwidth, Inc., Class A†	8,464	938,234
Bill.com Holdings, Inc.†#	15,525	1,081,161
Dynatrace, Inc.†	55,108	2,120,005
Envestnet, Inc.†	34,516	2,506,207
MongoDB, Inc.†#	7,374	1,711,579

		8,357,186

Consulting Services - 0.7%

FTI Consulting, Inc.†	10,501	1,264,950

Consumer Products-Misc. - 0.9%

Helen of Troy, Ltd.†	9,243	1,681,487

Diagnostic Equipment - 0.6%

10X Genomics, Inc., Class A†	7,598	592,416
Adaptive Biotechnologies Corp.†	10,568	408,982

		1,001,398

Diagnostic Kits - 1.5%

Natera, Inc.†	60,888	2,669,939

Distribution/Wholesale - 2.4%

Pool Corp.	7,828	2,105,889
SiteOne Landscape Supply, Inc.†#	21,779	2,315,325

		4,421,214

Diversified Manufacturing Operations - 1.4%

Carlisle Cos., Inc.	8,480	1,016,413
ITT, Inc.	27,637	1,594,655

		2,611,068

Drug Delivery Systems - 1.6%

Heron Therapeutics, Inc.†	74,807	1,362,984
Revance Therapeutics, Inc.†	77,887	1,627,838

		2,990,822

E-Commerce/Products - 1.0%

Farfetch, Ltd., Class A†#	68,745	952,806
RealReal, Inc.†	65,527	878,717

		1,831,523

E-Commerce/Services - 0.3%

Lyft, Inc., Class A†	15,327	479,122

Electric Products-Misc. - 0.7%

Littelfuse, Inc.	8,335	1,354,354

Electronic Components-Semiconductors - 3.9%

Cree, Inc.†	13,280	699,723
Inphi Corp.†	27,287	3,429,157
Monolithic Power Systems, Inc.	6,453	1,353,517
Semtech Corp.†	28,736	1,528,181

		7,010,578

Energy-Alternate Sources - 1.5%

Enphase Energy, Inc.†	35,848	2,085,995
SolarEdge Technologies, Inc.†	4,148	588,601

		2,674,596

Enterprise Software/Service - 3.4%

Blackline, Inc.†	18,225	1,354,117
Everbridge, Inc.†#	11,091	1,622,170
Evolent Health, Inc., Class A†	83,396	740,556
ManTech International Corp., Class A	32,097	2,495,221

		6,212,064

Entertainment Software - 0.1%

Glu Mobile, Inc.†	26,278	262,254

Finance-Credit Card - 0.6%

I3 Verticals, Inc., Class A†	35,054	1,011,658

Finance-Investment Banker/Broker - 0.8%

Evercore, Inc., Class A	25,492	1,404,864

Food-Wholesale/Distribution - 1.8%

Grocery Outlet Holding Corp.†	44,049	1,621,444
Performance Food Group Co.†	64,045	1,706,799

		3,328,243

Insurance Brokers - 1.2%

eHealth, Inc.†	11,735	1,530,479
Selectquote, Inc.	26,362	725,482

		2,255,961

Internet Application Software - 1.7%

Anaplan, Inc.†	34,686	1,592,781
Zendesk, Inc.†	16,826	1,442,830

		3,035,611

Internet Security - 0.8%

Proofpoint, Inc.†	12,787	1,486,745

Investment Management/Advisor Services - 0.5%

Focus Financial Partners, Inc., Class A†	35,796	996,561

Machinery-General Industrial - 0.7%

Applied Industrial Technologies, Inc.	22,868	1,326,344

Machinery-Pumps - 0.7%

Graco, Inc.	28,019	1,350,796

Medical Labs & Testing Services - 2.2%

Personalis, Inc.†	38,356	454,135
Teladoc Health, Inc.†	20,374	3,546,298

		4,000,433

Medical Products - 3.5%

iRhythm Technologies, Inc.†#	20,090	2,497,388
Nevro Corp.†	19,372	2,433,123
Shockwave Medical, Inc.†#	31,574	1,389,572

		6,320,083

Medical-Biomedical/Gene - 12.7%

ACADIA Pharmaceuticals, Inc.†#	28,127	1,397,349
ADC Therapeutics SA	34,822	1,286,673
Amicus Therapeutics, Inc.†	134,382	1,676,415
Atara Biotherapeutics, Inc.†	83,715	962,723
Avrobio, Inc.†	57,031	1,153,167
Biohaven Pharmaceutical Holding Co., Ltd.†	30,625	1,913,144
Blueprint Medicines Corp.†	23,047	1,501,282
Bridgebio Pharma, Inc.†#	25,977	761,905
FibroGen, Inc.†	37,091	1,240,323
Halozyme Therapeutics, Inc.†	99,096	2,405,060
Homology Medicines, Inc.†	49,022	698,073
Immunomedics, Inc.†	22,133	743,447
Intercept Pharmaceuticals, Inc.†	17,037	1,231,094
Orchard Therapeutics PLC ADR†	38,474	365,503
REGENXBIO, Inc.†	25,611	964,510
REVOLUTION Medicines, Inc.†	20,740	637,133
Rubius Therapeutics, Inc.†#	58,351	376,364
Sage Therapeutics, Inc.†	21,973	784,876
Twist Bioscience Corp.†#	50,140	1,902,813
Viela Bio, Inc.†	24,519	1,149,941

		23,151,795

Medical-Drugs - 4.7%

Alector, Inc.†	27,326	893,560
Clementia Pharmaceuticals, Inc., CVR(1)	70,624	0
Coherus Biosciences, Inc.†	92,372	1,721,814
Global Blood Therapeutics, Inc.†#	16,918	1,182,907
Horizon Therapeutics PLC†	58,258	2,955,428
MyoKardia, Inc.†	5,014	512,882
TherapeuticsMD, Inc.†#	261,566	295,570
Tricida, Inc.†#	36,118	970,129

		8,532,290

Medical-Generic Drugs - 0.2%

Arvinas, Inc.†	11,221	373,323

Medical-Hospitals - 0.6%

Acadia Healthcare Co., Inc.†	38,981	1,115,246

Medical-Outpatient/Home Medical - 1.6%

Amedisys, Inc.†	15,182	2,915,703

Miscellaneous Manufacturing - 1.4%

John Bean Technologies Corp.	31,052	2,550,922

Patient Monitoring Equipment - 0.6%

Insulet Corp.†	6,058	1,142,357

Power Converter/Supply Equipment - 1.5%

Generac Holdings, Inc.†	23,855	2,654,346

Publishing-Newspapers - 1.3%

New York Times Co., Class A	58,775	2,305,743

Real Estate Investment Trusts - 2.3%

CubeSmart	32,709	930,898
EastGroup Properties, Inc.	11,103	1,290,724
National Health Investors, Inc.	12,995	721,092
Terreno Realty Corp.	24,573	1,257,892

		4,200,606

Recreational Centers - 1.1%

OneSpaWorld Holdings, Ltd.#	37,485	245,152
Planet Fitness, Inc., Class A†	25,853	1,670,879

		1,916,031

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	12,091	446,279

Retail-Automobile - 2.0%

Lithia Motors, Inc., Class A	17,503	2,110,687
Rush Enterprises, Inc., Class A	36,676	1,526,455

		3,637,142

Retail-Discount - 1.0%

Ollie’s Bargain Outlet Holdings, Inc.†	20,108	1,838,877

Retail-Floor Coverings - 0.6%

Floor & Decor Holdings, Inc., Class A†	19,815	1,030,380

Retail-Misc./Diversified - 0.3%

Hudson, Ltd., Class A†	101,112	509,604

Retail-Pet Food & Supplies - 1.3%

Freshpet, Inc.†	30,180	2,329,292

Retail-Restaurants - 1.4%

Texas Roadhouse, Inc.	48,010	2,489,319

Retail-Vision Service Center - 1.3%

National Vision Holdings, Inc.†	88,771	2,377,287

Schools - 0.5%

Bright Horizons Family Solutions, Inc.†	7,955	890,005

Security Services - 0.5%

Brink’s Co.	22,060	884,606

Semiconductor Equipment - 2.7%

Entegris, Inc.	41,241	2,469,511
MKS Instruments, Inc.	22,566	2,383,647

		4,853,158

Steel Pipe & Tube - 1.5%

Advanced Drainage Systems, Inc.	59,695	2,646,876

Telecom Equipment-Fiber Optics - 0.9%

Ciena Corp.†	30,840	1,704,218

Therapeutics - 0.4%

G1 Therapeutics, Inc.†#	43,962	746,035

Tools-Hand Held - 1.3%

MSA Safety, Inc.	19,770	2,351,444

Transport-Marine - 0.3%

Kirby Corp.†	12,263	628,847

Transport-Truck - 1.2%

Saia, Inc.†	20,904	2,266,830

Total Long-Term Investment Securities (cost $153,825,162)		180,835,495

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(2)(3) (cost $1,641,684)	1,641,684	1,641,684

TOTAL INVESTMENTS (cost $155,466,846)	100.3%	182,477,179
Liabilities in excess of other assets	(0.3)	(498,541)

NET ASSETS	100.0%	$181,978,638

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

At May 31, 2020, the Fund had loaned securities with a total value of $15,624,827. This was secured by collateral of $1,641,684, which was received in cash and subsequently invested in short-term investments currently valued at $1,641,684 as reported in the Portfolio of Investments. Additional collateral of $13,747,388 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Bills	0.00%	08/13/2020	$26,723
United States Treasury Notes/Bonds	0.13% to 6.50%	06/15/2020 to 11/15/2049	13,720,665

(3)	The rate shown is the 7-day yield as of May 31, 2020.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Drugs	$8,532,290	$—	$0	$8,532,290
Other Industries	172,303,205	—	—	172,303,205
Short-Term Investment Securities	1,641,684	—	—	1,641,684

Total Investments at Value	$182,477,179	$—	$0	$182,477,179

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.0%
Advertising Sales - 0.0%

National CineMedia, Inc.	13,900	$38,225

Aerospace/Defense - 0.1%

Park Aerospace Corp.	11,200	135,856

Aerospace/Defense-Equipment - 0.4%

AAR Corp.	20,800	419,536
Moog, Inc., Class A	10,800	586,332

		1,005,868

Agricultural Operations - 0.2%

Fresh Del Monte Produce, Inc.	21,300	530,157

Airlines - 0.3%

Hawaiian Holdings, Inc.	51,400	741,702
SkyWest, Inc.	3,100	99,417

		841,119

Apparel Manufacturers - 0.3%

Deckers Outdoor Corp.†	4,925	898,960

Appliances - 0.0%

Hamilton Beach Brands Holding Co., Class A	3,700	35,335

Audio/Video Products - 0.3%

Sonos, Inc.†#	46,500	504,990
Universal Electronics, Inc.†	9,660	437,018

		942,008

Auto-Heavy Duty Trucks - 0.0%

Navistar International Corp.†	2,700	67,878

Auto-Truck Trailers - 0.5%

Wabash National Corp.	132,800	1,268,240

Auto/Truck Parts & Equipment-Original - 1.3%

Adient PLC†	65,200	1,109,052
American Axle & Manufacturing Holdings, Inc.†	38,800	275,868
Cooper-Standard Holdings, Inc.†	900	9,441
Dana, Inc.	49,800	629,472
Gentherm, Inc.†	15,200	618,640
Meritor, Inc.†	29,800	607,324
Methode Electronics, Inc.	9,100	285,285
Modine Manufacturing Co.†	6,100	32,635

		3,567,717

Auto/Truck Parts & Equipment-Replacement - 0.1%

Douglas Dynamics, Inc.	4,600	168,084

Banks-Commercial - 14.7%

1st Source Corp.	14,620	505,706
Amalgamated Bank, Class A	20,300	227,969
American National Bankshares, Inc.	800	19,888
Ameris Bancorp	22,800	552,444
Atlantic Capital Bancshares, Inc.†	9,200	104,880
Atlantic Union Bankshares Corp.	1,000	23,150
BancFirst Corp.	15,080	574,850
Bancorp, Inc.†	71,000	624,800
BancorpSouth Bank	9,300	206,739
Bank of Commerce Holdings	4,400	33,572
Bank of N.T. Butterfield & Son, Ltd.	17,400	425,082
Bankwell Financial Group, Inc.	2,900	42,456
Banner Corp.	9,900	371,844
Bar Harbor Bankshares	21,600	425,952
Bridgewater Bancshares, Inc.†	37,200	387,624
Bryn Mawr Bank Corp.	3,700	102,749
Business First Bancshares, Inc.	12,300	178,227
Capital Bancorp, Inc.†	4,700	53,486
Capstar Financial Holdings, Inc.	11,600	133,632
Cathay General Bancorp	31,290	850,775
Central Pacific Financial Corp.	53,700	865,107
Central Valley Community Bancorp	6,500	97,890
Century Bancorp, Inc., Class A	518	39,057
Chemung Financial Corp.	1,100	27,852
Citizens & Northern Corp.	1,600	30,688
City Holding Co.	7,700	484,330
Codorus Valley Bancorp, Inc.	2,000	26,500
Columbia Banking System, Inc.	23,800	579,768
Community Bank System, Inc.	15,080	896,054
Community Trust Bancorp, Inc.	19,618	644,255
ConnectOne Bancorp, Inc.	48,700	713,942
Customers Bancorp, Inc.†	64,600	716,414
East West Bancorp, Inc.	1,473	51,481
Enterprise Financial Services Corp.	25,400	745,998
Equity Bancshares, Inc., Class A†	11,700	190,827
Farmers National Banc Corp.	13,300	156,275
Financial Institutions, Inc.	24,900	440,481
First Bancorp/North Carolina	8,500	216,070
First BanCorp/Puerto Rico	259,600	1,420,012
First Business Financial Services, Inc.	7,000	115,850
First Citizens BancShares, Inc., Class A	1,040	400,400
First Commonwealth Financial Corp.	115,500	944,790
First Community Bankshares, Inc.	7,200	153,864
First Financial Corp.	5,500	193,050
First Hawaiian, Inc.	11,300	194,925
First Internet Bancorp	7,200	115,776
First Interstate BancSystem, Inc., Class A	4,170	130,312
First Midwest Bancorp, Inc.	21,900	285,795
First Northwest Bancorp	2,700	36,612
Flagstar Bancorp, Inc.	40,800	1,195,440
Franklin Financial Network, Inc.	2,300	56,718
Glacier Bancorp, Inc.	7,100	292,449
Great Southern Bancorp, Inc.	20,400	827,424
Great Western Bancorp, Inc.	46,500	662,160
Hancock Whitney Corp.	45,421	982,002
Hanmi Financial Corp.	48,900	441,567
Heritage Commerce Corp.	7,800	63,414
Hilltop Holdings, Inc.	75,000	1,401,750
Home BancShares, Inc.	46,100	667,067
HomeStreet, Inc.	8,100	192,942
Hope Bancorp, Inc.	102,827	976,342
IBERIABANK Corp.	24,500	1,039,045
Independent Bank Corp.	23,200	320,624
Investar Holding Corp.	14,000	182,700
LCNB Corp.	6,700	99,629
Luther Burbank Corp.	25,700	264,196
Mackinac Financial Corp.	2,900	30,479
Mercantile Bank Corp.	2,300	52,762
Meta Financial Group, Inc.	2,700	48,924
Metropolitan Bank Holding Corp.†	1,500	42,000
Midland States Bancorp, Inc.	3,900	58,383
Northrim BanCorp, Inc.	3,100	71,517
OFG Bancorp	17,800	216,270
Old Second Bancorp, Inc.	12,900	99,330
OP Bancorp	15,300	97,002
Orrstown Financial Services, Inc.	6,700	90,316
PacWest Bancorp	5,735	99,273
Peoples Bancorp, Inc.	14,200	319,074
Preferred Bank	2,100	78,897
Premier Financial Bancorp, Inc.	2,925	38,786
Provident Bancorp, Inc.	27,400	233,448
RBB Bancorp	4,100	52,603
Renasant Corp.	1,800	43,416

Republic Bancorp, Inc., Class A	5,100	163,455
S&T Bancorp, Inc.	2,780	61,827
SB One Bancorp	7,900	134,221
Select Bancorp, Inc.†	76,873	576,547
Shore Bancshares, Inc.	3,700	37,000
Sierra Bancorp	4,600	86,664
South State Corp.	19,770	1,039,309
Tompkins Financial Corp.	2,648	170,399
TriCo Bancshares	5,500	156,035
TriState Capital Holdings, Inc.†	6,600	98,670
Trustmark Corp.	61,900	1,472,601
UMB Financial Corp.	26,660	1,367,125
Umpqua Holdings Corp.	107,114	1,220,028
United Bankshares, Inc.	62,800	1,826,224
United Community Banks, Inc.	51,700	1,010,735
Valley National Bancorp	5,520	44,050
Veritex Holdings, Inc.	32,922	576,793
Washington Trust Bancorp, Inc.	4,480	143,226
Webster Financial Corp.	13,400	379,220
West Bancorporation, Inc.	5,230	92,257
Westamerica Bancorporation	19,724	1,163,322
Western New England Bancorp, Inc.	7,800	41,184
Wintrust Financial Corp.	17,900	758,244

		40,717,285

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.	9,000	364,500

Broadcast Services/Program - 0.1%

Hemisphere Media Group, Inc.†	32,800	321,440

Building & Construction Products-Misc. - 1.1%

Builders FirstSource, Inc.†	73,600	1,531,616
Caesarstone, Ltd.	46,390	516,785
Louisiana-Pacific Corp.	46,300	1,093,143

		3,141,544

Building & Construction-Misc. - 0.8%

EMCOR Group, Inc.	24,198	1,537,783
MYR Group, Inc.†	20,700	596,367

		2,134,150

Building Products-Doors & Windows - 0.1%

JELD-WEN Holding, Inc.†	5,700	77,691
Masonite International Corp.†	1,500	99,570
PGT Innovations, Inc.†	3,800	51,718

		228,979

Building Products-Wood - 0.6%

Boise Cascade Co.	45,800	1,558,574
UFP Industries, Inc.	2,600	118,898

		1,677,472

Building-Heavy Construction - 1.2%

Arcosa, Inc.	21,000	801,570
Great Lakes Dredge & Dock Corp.†	33,600	311,472
Primoris Services Corp.	47,100	786,099
Sterling Construction Co., Inc.†	22,100	200,005
Tutor Perini Corp.†	122,100	1,282,050

		3,381,196

Building-Maintenance & Services - 0.6%

ABM Industries, Inc.	57,700	1,773,121

Building-Residential/Commercial - 1.2%

KB Home	13,300	439,964
Meritage Homes Corp.†	18,600	1,292,700
Taylor Morrison Home Corp.†	13,000	251,290
TRI Pointe Group, Inc.†#	99,000	1,417,680

		3,401,634

Cable/Satellite TV - 0.5%

Liberty Latin America, Ltd., Class A†	67,400	671,978
Liberty Latin America, Ltd., Class C†	30,100	288,960
WideOpenWest, Inc.†	48,000	312,480

		1,273,418

Casino Hotels - 0.1%

Boyd Gaming Corp.	10,400	222,352

Cellular Telecom - 0.0%

Cambium Networks Corp.†	15,200	66,576

Chemicals-Diversified - 0.2%

Koppers Holdings, Inc.†	19,300	319,801
Orion Engineered Carbons SA	27,400	303,044

		622,845

Chemicals-Plastics - 0.2%

PolyOne Corp.	22,800	564,984

Chemicals-Specialty - 0.6%

H.B. Fuller Co.	1,200	45,144
Kraton Corp.†	11,600	176,900
Minerals Technologies, Inc.	21,960	1,082,848
Tronox Holdings PLC, Class A	54,300	360,552

		1,665,444

Circuit Boards - 0.4%

TTM Technologies, Inc.†	98,200	1,136,174

Coal - 0.6%

Arch Resources, Inc., Class A	19,100	629,536
Peabody Energy Corp.	12,500	39,375
SunCoke Energy, Inc.	35,000	119,350
Warrior Met Coal, Inc.	71,600	1,008,128

		1,796,389

Coffee - 0.1%

Farmer Brothers Co.†	17,700	136,467

Commercial Services - 0.1%

WW International, Inc.†	10,300	246,170

Commercial Services-Finance - 0.2%

CBIZ, Inc.†	19,800	448,470

Communications Software - 0.4%

Avaya Holdings Corp.†	72,900	1,064,340

Computer Data Security - 0.1%

SecureWorks Corp., Class A†	13,400	180,364

Computer Services - 0.8%

Conduent, Inc.†	368,500	880,715
Perspecta, Inc.	28,100	622,977
StarTek, Inc.†	43,704	183,994
Unisys Corp.†	54,600	620,256

		2,307,942

Computer Software - 0.3%

TiVo Corp.	145,200	884,268

Computers-Integrated Systems - 0.2%

Diebold Nixdorf, Inc.†	6,300	30,177
NetScout Systems, Inc.†	14,800	406,556

		436,733

Computers-Other - 0.4%

Lumentum Holdings, Inc.†	16,800	1,231,776

Consulting Services - 1.3%

FTI Consulting, Inc.†	4,600	554,116
GP Strategies Corp.†	31,000	243,350
Huron Consulting Group, Inc.†	15,000	693,900

ICF International, Inc.	5,800	380,364
Kelly Services, Inc., Class A	102,700	1,539,473
Vectrus, Inc.†	1,800	98,856

		3,510,059

Consumer Products-Misc. - 1.1%

Central Garden & Pet Co.†	19,100	700,779
Central Garden & Pet Co., Class A†	44,100	1,510,866
Helen of Troy, Ltd.†	2,700	491,184
Quanex Building Products Corp.	34,512	427,949

		3,130,778

Containers-Metal/Glass - 0.0%

Greif, Inc., Class A	2,400	81,552

Cosmetics & Toiletries - 0.1%

Edgewell Personal Care Co.†	12,300	374,166

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	8,500	167,365

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†	14,600	90,374

Direct Marketing - 0.1%

Quotient Technology, Inc.†	39,400	274,224

Distribution/Wholesale - 1.6%

Core-Mark Holding Co., Inc.	25,900	724,682
Fossil Group, Inc.†	11,500	35,075
G-III Apparel Group, Ltd.†	40,400	417,332
ScanSource, Inc.†	78,000	1,922,700
Titan Machinery, Inc.†	23,000	240,810
Triton International, Ltd.	27,500	838,750
Veritiv Corp.†	23,000	286,580

		4,465,929

Diversified Manufacturing Operations - 0.5%

EnPro Industries, Inc.	900	40,572
Fabrinet†	21,700	1,387,498

		1,428,070

Drug Delivery Systems - 0.1%

Revance Therapeutics, Inc.†	11,900	248,710

E-Commerce/Services - 0.4%

Cars.com, Inc.†	134,400	829,248
Stamps.com, Inc.†	1,900	376,485

		1,205,733

E-Marketing/Info - 0.2%

comScore, Inc.†	118,500	446,152

E-Services/Consulting - 0.0%

Perficient, Inc.†	1,500	51,060

Electric Products-Misc. - 0.0%

Graham Corp.	3,100	35,464

Electric-Distribution - 0.3%

Genie Energy, Ltd., Class B	7,400	63,714
Spark Energy, Inc., Class A	35,700	293,454
Unitil Corp.	10,600	510,602

		867,770

Electric-Generation - 0.2%

Atlantic Power Corp.†	270,400	567,840

Electric-Integrated - 2.2%

Avista Corp.	16,080	629,854
Black Hills Corp.	23,200	1,431,672
IDACORP, Inc.	9,100	848,393
NorthWestern Corp.	4,800	288,576
Portland General Electric Co.	62,600	2,949,086

		6,147,581

Electronic Components-Misc. - 1.9%

Applied Optoelectronics, Inc.†	25,224	222,728
Bel Fuse, Inc., Class B	28,400	266,108
Benchmark Electronics, Inc.	75,021	1,589,695
Comtech Telecommunications Corp.	4,200	74,802
OSI Systems, Inc.†	1,400	106,078
Sanmina Corp.†	70,100	1,865,361
SMART Global Holdings, Inc.†	33,500	897,130
Vishay Intertechnology, Inc.	10,500	170,730

		5,192,632

Electronic Components-Semiconductors - 2.1%

Alpha & Omega Semiconductor, Ltd.†	62,100	653,292
Amkor Technology, Inc.†	147,400	1,559,492
GSI Technology, Inc.†	8,700	65,511
MACOM Technology Solutions Holdings, Inc.†#	24,900	790,575
Photronics, Inc.†	33,500	401,665
Rambus, Inc.†	52,600	817,404
Synaptics, Inc.†	13,500	860,220
Xperi Corp.	59,000	811,250

		5,959,409

Electronic Measurement Instruments - 0.1%

Stoneridge, Inc.†	13,800	284,004

Electronic Parts Distribution - 0.3%

Tech Data Corp.†	6,100	831,064

Energy-Alternate Sources - 1.0%

FutureFuel Corp.	40,000	523,200
Green Plains, Inc.	35,200	300,960
Renewable Energy Group, Inc.†#	24,800	705,560
REX American Resources Corp.†	7,000	410,550
SunPower Corp.†#	88,500	638,970
TerraForm Power, Inc., Class A	9,300	170,934

		2,750,174

Engineering/R&D Services - 0.6%

KBR, Inc.	76,300	1,789,235

Enterprise Software/Service - 0.4%

ACI Worldwide, Inc.†	13,400	369,572
Donnelley Financial Solutions, Inc.†	21,600	176,040
MicroStrategy, Inc., Class A†	1,100	136,928
Verint Systems, Inc.†	6,500	301,405

		983,945

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,500	43,515
Marlin Business Services Corp.	9,100	68,159
MMA Capital Holdings, Inc.†	2,200	54,912

		166,586

Finance-Consumer Loans - 0.2%

Nelnet, Inc., Class A	10,900	537,261

Finance-Investment Banker/Broker - 0.5%

Cowen, Inc., Class A	76,655	1,001,881
Oppenheimer Holdings, Inc., Class A	3,400	72,012
Piper Sandler Cos.	6,100	363,804

		1,437,697

Finance-Mortgage Loan/Banker - 0.2%

Mr. Cooper Group, Inc.†	43,400	483,910

Finance-Other Services - 0.0%

BGC Partners, Inc., Class A	14,600	37,595

Financial Guarantee Insurance - 1.1%

MBIA, Inc.†	29,500	208,860
MGIC Investment Corp.	104,800	860,408
Radian Group, Inc.	121,800	1,934,184

		3,003,452

Food-Retail - 0.0%

Village Super Market, Inc., Class A	5,500	131,615

Food-Wholesale/Distribution - 0.6%

SpartanNash Co.	76,700	1,642,147

Gas-Distribution - 2.2%

New Jersey Resources Corp.	3,400	119,408
Northwest Natural Holding Co.	11,700	750,087
ONE Gas, Inc.	18,100	1,519,857
Southwest Gas Holdings, Inc.	30,940	2,349,893
Spire, Inc.	17,700	1,290,684

		6,029,929

Home Furnishings - 0.3%

Purple Innovation, Inc.†	53,200	762,888

Housewares - 0.0%

Lifetime Brands, Inc.	14,100	80,229

Human Resources - 1.5%

Barrett Business Services, Inc.	13,400	679,380
Cross Country Healthcare, Inc.†	72,400	439,468
Heidrick & Struggles International, Inc.	56,000	1,242,080
Korn Ferry	3,900	118,014
TrueBlue, Inc.†	102,000	1,576,920

		4,055,862

Independent Power Producers - 1.6%

Clearway Energy, Inc., Class A	74,700	1,515,663
Clearway Energy, Inc., Class C	81,300	1,781,283
Vistra Energy Corp.	49,029	1,002,153

		4,299,099

Industrial Automated/Robotic - 0.1%

Ichor Holdings, Ltd.†	15,200	345,800

Insurance-Life/Health - 1.0%

American Equity Investment Life Holding Co.	63,700	1,381,653
CNO Financial Group, Inc.	96,920	1,390,802

		2,772,455

Insurance-Property/Casualty - 0.8%

Ambac Financial Group, Inc.†	30,800	413,336
AMERISAFE, Inc.	4,900	300,762
FedNat Holding Co.	26,812	326,838
First American Financial Corp.	9,375	473,344
Heritage Insurance Holdings, Inc.	18,900	237,006
Horace Mann Educators Corp.	1,380	50,398
National General Holdings Corp.	13,100	265,930
ProSight Global, Inc.†	15,300	135,558
United Insurance Holdings Corp.	8,600	67,424
Watford Holdings, Ltd.†	3,000	44,310

		2,314,906

Insurance-Reinsurance - 0.8%

Argo Group International Holdings, Ltd.	7,475	229,408
Essent Group, Ltd.	57,700	1,906,985
Third Point Reinsurance, Ltd.†	28,600	211,068

		2,347,461

Investment Management/Advisor Services - 1.0%

Artisan Partners Asset Management, Inc., Class A	1,700	49,249
Blucora, Inc.†	12,960	157,464
Boston Private Financial Holdings, Inc.	56,700	389,529
Stifel Financial Corp.	38,200	1,822,522
Virtus Investment Partners, Inc.	4,700	437,006

		2,855,770

Machine Tools & Related Products - 0.1%

Hurco Cos., Inc.	7,500	234,450

Machinery-Construction & Mining - 0.4%

Astec Industries, Inc.	16,100	683,928
Terex Corp.	29,900	470,028

		1,153,956

Machinery-Electrical - 0.1%

Argan, Inc.	4,000	147,960
Bloom Energy Corp. Class A†#	1,600	12,848

		160,808

Machinery-Farming - 0.2%

AGCO Corp.	11,360	627,413

Machinery-General Industrial - 0.2%

Altra Industrial Motion Corp.	9,300	288,300
DXP Enterprises, Inc.†	17,300	304,999
Gencor Industries, Inc.†	7,700	91,707

		685,006

Medical Information Systems - 0.5%

Allscripts Healthcare Solutions, Inc.†	179,500	1,134,440
Computer Programs & Systems, Inc.	15,000	331,800

		1,466,240

Medical Instruments - 0.0%

Apyx Medical Corp.†	13,900	61,716

Medical Labs & Testing Services - 0.1%

MEDNAX, Inc.†	14,500	225,185

Medical Products - 0.4%

Hanger, Inc.†	9,600	176,256
Invacare Corp.	31,100	191,576
LivaNova PLC†	3,400	181,866
Orthofix Medical, Inc.†	19,100	650,928

		1,200,626

Medical-Biomedical/Gene - 1.8%

Acceleron Pharma, Inc.†#	5,300	523,799
Akero Therapeutics, Inc.†	11,600	294,872
AMAG Pharmaceuticals, Inc.†#	4,700	36,237
Arcus Biosciences, Inc.†	32,530	1,019,815
BioCryst Pharmaceuticals, Inc.†	28,200	126,759
Epizyme, Inc.†#	23,100	405,405
Fate Therapeutics, Inc.†#	17,000	551,310
Five Prime Therapeutics, Inc.†	15,800	83,740
Iovance Biotherapeutics, Inc.†	23,400	750,906
Karyopharm Therapeutics, Inc.†	15,000	277,350
Myriad Genetics, Inc.†	9,600	139,488
Scholar Rock Holding Corp.†#	14,600	268,640
WaVe Life Sciences, Ltd.†#	38,200	388,876

		4,867,197

Medical-Drugs - 1.5%

89bio, Inc.†	16,100	414,736
Enanta Pharmaceuticals, Inc.†	3,400	175,066
Intra-Cellular Therapies, Inc.†	13,000	271,440
Kala Pharmaceuticals, Inc.†	18,300	225,273
Lannett Co., Inc.†#	142,700	1,091,655
Minerva Neurosciences, Inc.†	24,500	90,895
Prestige Consumer Healthcare, Inc.†#	9,000	379,800
Protagonist Therapeutics, Inc.†	55,900	924,027
Spero Therapeutics, Inc.†	19,462	230,041
Xeris Pharmaceuticals, Inc.†	75,354	387,319

Zogenix, Inc.†	3,500	101,955

		4,292,207

Medical-Generic Drugs - 0.4%

Endo International PLC†	262,400	1,012,864

Medical-HMO - 0.9%

Magellan Health, Inc.†	27,400	2,054,726
Tivity Health, Inc.†	37,931	403,965

		2,458,691

Medical-Hospitals - 0.5%

Community Health Systems, Inc.†#	71,500	225,225
Surgery Partners, Inc.†	28,800	386,064
Tenet Healthcare Corp.†	35,400	770,304

		1,381,593

Medical-Nursing Homes - 0.1%

National HealthCare Corp.	5,100	342,057

Medical-Wholesale Drug Distribution - 0.5%

Owens & Minor, Inc.	159,850	1,267,610

Metal Processors & Fabrication - 0.0%

LB Foster Co., Class A†	7,700	94,094
Mueller Industries, Inc.	1,400	37,492

		131,586

Metal Products-Distribution - 0.5%

Ryerson Holding Corp.†	8,400	41,916
Worthington Industries, Inc.	42,340	1,266,813

		1,308,729

Metal-Aluminum - 0.1%

Century Aluminum Co.†	38,800	231,248
Kaiser Aluminum Corp.	2,000	143,500

		374,748

Motion Pictures & Services - 0.2%

Eros International PLC†#	180,900	584,307

Multimedia - 0.2%

E.W. Scripps Co., Class A	53,900	467,313

Networking Products - 0.2%

Infinera Corp.†	70,358	350,383
NeoPhotonics Corp.†	38,600	334,662

		685,045

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	84,800	200,976

Office Furnishings-Original - 0.3%

HNI Corp.	10,300	262,341
Kimball International, Inc., Class B	20,100	224,919
Knoll, Inc.	16,900	178,464
Steelcase, Inc., Class A	14,200	164,436

		830,160

Office Supplies & Forms - 0.5%

ACCO Brands Corp.	214,500	1,327,755

Oil Companies-Exploration & Production - 0.6%

Berry Corp.	103,000	436,720
Evolution Petroleum Corp.	22,700	55,388
Magnolia Oil & Gas Corp., Class A†	53,000	294,150
PDC Energy, Inc.†	43,700	532,266
Talos Energy, Inc.†	16,500	200,475
W&T Offshore, Inc.†	65,900	171,999

		1,690,998

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	5,000	151,950

Oil Refining & Marketing - 0.9%

CVR Energy, Inc.	11,800	240,720
Delek US Holdings, Inc.#	79,500	1,563,765
Murphy USA, Inc.†	4,000	464,400
Par Pacific Holdings, Inc.†	17,600	163,504

		2,432,389

Oil-Field Services - 1.6%

Era Group, Inc.†	10,000	50,100
Matrix Service Co.†	89,500	986,290
MRC Global, Inc.†	76,400	452,288
NexTier Oilfield Solutions, Inc.†	238,766	692,421
NOW, Inc.†	206,000	1,534,700
Select Energy Services, Inc., Class A†	104,000	617,760

		4,333,559

Paper & Related Products - 0.8%

Domtar Corp.	10,240	208,896
P.H. Glatfelter Co.	13,200	203,412
Schweitzer-Mauduit International, Inc.	43,000	1,306,770
Verso Corp., Class A†	33,400	480,292

		2,199,370

Pastoral & Agricultural - 0.1%

Darling Ingredients, Inc.†	12,700	296,037

Poultry - 0.3%

Sanderson Farms, Inc.	7,225	953,844

Power Converter/Supply Equipment - 0.3%

Powell Industries, Inc.	26,500	704,900

Printing-Commercial - 0.3%

Deluxe Corp.	13,900	324,287
Ennis, Inc.	10,000	178,000
Quad/Graphics, Inc.	80,100	228,285

		730,572

Publishing-Books - 0.3%

Gannett Co, Inc.#	413,200	541,292
Houghton Mifflin Harcourt Co.†	188,100	287,793

		829,085

Publishing-Newspapers - 0.2%

TEGNA, Inc.	46,100	540,292

Publishing-Periodicals - 0.0%

Meredith Corp.#	5,600	83,664

Racetracks - 0.1%

Penn National Gaming, Inc.†	5,600	183,736

Radio - 0.1%

Cumulus Media, Inc., Class A†	46,000	237,820

Real Estate Investment Trusts - 11.1%

Acadia Realty Trust	32,900	385,917
Agree Realty Corp.	5,200	326,404
Alexander & Baldwin, Inc.	48,375	551,959
American Assets Trust, Inc.	27,500	719,675
American Finance Trust, Inc.	55,400	405,528
Apollo Commercial Real Estate Finance, Inc.	21,700	178,591
Armada Hoffler Properties, Inc.	36,800	317,216
ARMOUR Residential REIT, Inc.	35,300	276,399
Ashford Hospitality Trust, Inc.	102,242	70,547
Blackstone Mtg. Trust, Inc., Class A	47,700	1,125,243
Braemar Hotels & Resorts, Inc.	23,800	80,920
BRT Apartments Corp.	5,800	65,424
Capstead Mtg. Corp.	26,300	133,078
CatchMark Timber Trust, Inc., Class A	28,900	226,865
Cherry Hill Mtg. Investment Corp.	3,387	29,230
City Office REIT, Inc.	87,900	815,712
Colony Credit Real Estate, Inc.	5,800	28,710
Community Healthcare Trust, Inc.	1,000	36,420
CoreCivic, Inc.	9,400	113,082
CorEnergy Infrastructure Trust, Inc.	10,308	103,080

CorePoint Lodging, Inc.	22,400	88,704
CoreSite Realty Corp.	3,400	424,388
Cousins Properties, Inc.	24,349	757,741
DiamondRock Hospitality Co.	223,634	1,339,568
Dynex Capital, Inc.#	7,900	101,594
Easterly Government Properties, Inc.	28,000	701,960
Essential Properties Realty Trust, Inc.	21,400	291,896
First Industrial Realty Trust, Inc.	52,900	2,003,852
Franklin Street Properties Corp.	7,100	37,914
GEO Group, Inc.	32,300	386,954
Getty Realty Corp.	39,646	1,055,376
Gladstone Commercial Corp.	47,500	851,200
Global Medical REIT, Inc.	5,500	58,960
Global Net Lease, Inc.	6,300	87,451
Hersha Hospitality Trust	5,000	25,200
Highwoods Properties, Inc.	11,900	455,413
Hudson Pacific Properties, Inc.	5,700	137,769
Invesco Mtg. Capital, Inc.#	33,100	91,687
Investors Real Estate Trust	5,800	411,220
Jernigan Capital, Inc.	7,000	84,490
Kite Realty Group Trust	18,800	182,360
KKR Real Estate Finance Trust, Inc.	22,600	365,894
Ladder Capital Corp.	80,400	639,180
Lexington Realty Trust	55,100	535,572
Mack-Cali Realty Corp.	31,800	483,678
Monmouth Real Estate Investment Corp.	14,200	184,316
New Senior Investment Group, Inc.	107,700	312,330
Office Properties Income Trust	17,900	452,691
One Liberty Properties, Inc.	2,200	34,870
Pebblebrook Hotel Trust	12,693	173,386
PennyMac Mtg. Investment Trust	52,100	573,621
Physicians Realty Trust	41,500	716,705
Piedmont Office Realty Trust, Inc., Class A	31,900	532,092
PotlatchDeltic Corp.	30,100	1,023,099
PS Business Parks, Inc.	2,800	374,192
Redwood Trust, Inc.	125,900	673,565
Retail Opportunity Investments Corp.	44,200	415,038
Retail Value, Inc.	5,400	62,586
Rexford Industrial Realty, Inc.	2,000	79,600
RLJ Lodging Trust	39,726	409,575
Sabra Health Care REIT, Inc.	39,700	534,362
Saul Centers, Inc.	1,400	42,532
Service Properties Trust	3,840	25,920
STAG Industrial, Inc.	59,400	1,597,860
Summit Hotel Properties, Inc.	8,600	53,750
Sun Communities, Inc.	300	41,157
Sunstone Hotel Investors, Inc.	245,772	2,175,082
Terreno Realty Corp.	4,500	230,355
TPG RE Finance Trust, Inc.	45,600	337,896
Two Harbors Investment Corp.	56,605	255,855
UMH Properties, Inc.	4,200	52,416
Urban Edge Properties	56,900	554,775
Urstadt Biddle Properties, Inc., Class A	13,700	174,812
Xenia Hotels & Resorts, Inc.	108,000	972,000

		30,656,459

Real Estate Management/Services - 0.2%

Newmark Group, Inc., Class A	14,929	63,448
Realogy Holdings Corp.#	88,400	535,704

		599,152

Rental Auto/Equipment - 0.2%

Rent-A-Center, Inc.	18,700	476,102

Resort/Theme Parks - 0.1%

Marriott Vacations Worldwide Corp.	3,900	350,337

Retail-Apparel/Shoe - 0.4%

Abercrombie & Fitch Co., Class A	9,700	112,714
Cato Corp., Class A	55,200	535,440
Express, Inc.†#	66,000	129,360
Genesco, Inc.†	12,400	229,276
Winmark Corp.	900	129,483

		1,136,273

Retail-Automobile - 0.2%

Lithia Motors, Inc., Class A	1,400	168,826
Rush Enterprises, Inc., Class A	9,000	374,580

		543,406

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.#	56,600	411,482

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	15,200	23,560

Retail-Building Products - 1.1%

BMC Stock Holdings, Inc.†	74,100	1,939,197
Foundation Building Materials, Inc.†	14,300	190,476
GMS, Inc.†	48,800	999,912

		3,129,585

Retail-Discount - 0.2%

Big Lots, Inc.	8,200	317,750
Citi Trends, Inc.	10,600	172,144

		489,894

Retail-Drug Store - 0.1%

Rite Aid Corp.†#	29,004	380,823

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.	16,000	276,800

Retail-Jewelry - 0.0%

Movado Group, Inc.	3,200	33,600
Signet Jewelers, Ltd.#	8,200	86,510

		120,110

Retail-Misc./Diversified - 0.3%

PriceSmart, Inc.	12,700	690,626

Retail-Office Supplies - 0.5%

Office Depot, Inc.	595,000	1,469,650

Retail-Regional Department Stores - 0.3%

Dillard’s, Inc., Class A#	23,300	699,233

Retail-Restaurants - 0.1%

Brinker International, Inc.	11,100	292,485

Retail-Sporting Goods - 0.7%

Hibbett Sports, Inc.†	52,900	1,022,028
Zumiez, Inc.†	34,800	848,076

		1,870,104

Rubber-Tires - 0.2%

Cooper Tire & Rubber Co.	23,500	604,655

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	6,558	89,254
Trinseo SA	35,700	734,706

		823,960

Satellite Telecom - 0.0%

KVH Industries, Inc.†	6,600	60,654

Savings & Loans/Thrifts - 3.4%

BankFinancial Corp.	24,600	223,368
Berkshire Hills Bancorp, Inc.	51,400	556,148
Brookline Bancorp, Inc.	27,800	258,540
Dime Community Bancshares, Inc.	17,400	251,082
ESSA Bancorp, Inc.	5,000	71,750
First Defiance Financial Corp.	14,920	247,821

Flushing Financial Corp.	23,000	260,820
FS Bancorp, Inc.	1,800	76,032
HomeTrust Bancshares, Inc.	17,800	274,476
Investors Bancorp, Inc.	202,300	1,755,964
Meridian Bancorp, Inc.	37,100	427,392
Northfield Bancorp, Inc.	74,500	814,285
OceanFirst Financial Corp.	58,200	971,940
Pacific Premier Bancorp, Inc.	12,100	261,602
People’s United Financial, Inc.	10,125	115,931
Provident Financial Holdings, Inc.	1,900	24,453
Provident Financial Services, Inc.	60,300	785,709
Territorial Bancorp, Inc.	3,700	94,091
Washington Federal, Inc.	59,100	1,528,326
Waterstone Financial, Inc.	10,600	157,940
WSFS Financial Corp.	11,656	322,522

		9,480,192

Schools - 0.5%

American Public Education, Inc.†	23,200	729,176
K12, Inc.†	27,700	681,974

		1,411,150

Semiconductor Components-Integrated Circuits - 0.2%

Cirrus Logic, Inc.†	9,000	652,320

Semiconductor Equipment - 0.5%

Cohu, Inc.	42,900	646,074
Ultra Clean Holdings, Inc.†	14,900	308,877
Veeco Instruments, Inc.†	42,700	501,298

		1,456,249

Steel Pipe & Tube - 0.1%

Northwest Pipe Co.†	10,000	250,900

Steel-Producers - 0.7%

Commercial Metals Co.	107,000	1,836,120

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†#	25,700	186,325

SupraNational Banks - 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	13,300	156,940

Telecom Services - 0.5%

ATN International, Inc.	6,600	392,040
Consolidated Communications Holdings, Inc.†	118,600	718,716
Spok Holdings, Inc.	33,000	338,910

		1,449,666

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	39,500	450,300

Television - 0.4%
Gray Television, Inc.†	32,300	450,262
Sinclair Broadcast Group, Inc., Class A	39,300	734,517

		1,184,779

Tobacco - 0.1%

Vector Group, Ltd.	23,490	268,491

Transactional Software - 0.1%

Synchronoss Technologies, Inc.†#	101,300	276,043

Transport-Marine - 0.3%

Costamare, Inc.	82,200	378,120
Dorian LPG, Ltd.†	20,600	169,332
SEACOR Holdings, Inc.†	13,900	372,520

		919,972

Transport-Services - 1.1%

Echo Global Logistics, Inc.†	65,800	1,362,060
Hub Group, Inc., Class A†	35,000	1,636,950

		2,999,010

Transport-Truck - 0.8%

ArcBest Corp.	96,620	2,163,322
Covenant Transportation Group, Inc., Class A†	5,200	65,520

		2,228,842

Water - 0.1%

American States Water Co.	2,100	172,221
Consolidated Water Co., Ltd.	13,200	195,756

		367,977

Wireless Equipment - 0.1%

Maxar Technologies, Inc.	24,000	361,680

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	13,500	253,260

Total Long-Term Investment Securities
(cost $302,196,541)		269,125,452

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2) (cost $2,560,152)	2,560,152	2,560,152

REPURCHASE AGREEMENTS - 4.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $12,416,000 and collateralized by $11,685,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $12,669,777 (cost $12,416,000)	$12,416,000	12,416,000

TOTAL INVESTMENTS
(cost $317,172,693)	102.4%	284,101,604
Liabilities in excess of other assets	(2.4)	(6,624,340)

NET ASSETS	100.0%	$277,477,264

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of May 31, 2020.

(2)

At May 31, 2020, the Fund had loaned securities with a total value of $7,656,832. This was secured by collateral of $2,560,152, which was received in cash and subsequently invested in short-term investments currently valued at $2,560,152 as reported in the Portfolio of Investments. Additional collateral of $5,211,701 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$35,978
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	62,932
Government National Mtg. Assoc.	2.50%	9/20/2046	4,701
United States Treasury Bills	0.00%	8/13/2020	67,940
United States Treasury Notes/Bonds	0.13% to 8.75%	06/15/2020 to 11/15/2049	5,040,150

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
76	Long	Russell 2000 E-Mini Index	June 2020	$5,052,134	$5,292,640	$240,506

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$269,125,452	—	$—	$269,125,452
Short-Term Investment Securities	2,560,152	—	—	2,560,152
Repurchase Agreements	—	12,416,000	—	12,416,000

Total Investments at Value	$271,685,604	$12,416,000	$—	$284,101,604

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$240,506	$—	$—	$240,506

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount(6)	Value (Note 1)
ASSET BACKED SECURITIES - 2.6%
Diversified Financial Services - 2.6%

American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$ 225,000	$230,559
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	303,000	313,691
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	500,000	508,470
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	500,000	513,550
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	325,104
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	680,000	728,152
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	850,000	946,300
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	350,000	357,838
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.18% (1 ML+1.00%) due 04/15/2034*(1)	700,000	643,815
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	500,000	512,892
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	102,117
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	200,000	205,217
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	250,000	256,674
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	400,000	412,748
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	603,829	598,646
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	101,318
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	100,000	117,720
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(2)	1,000,000	1,156,593
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.89% due 03/10/2048(1)(2)(4)	4,192,854	127,539
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	250,000	259,639
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	152,882
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,675,000	1,767,261
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	525,760
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	115,300
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	249,640
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	202,126
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	132,000	135,086
Hertz Vehicle Financing II LP Series 2019-3A, Class A 2.67% due 12/26/2025	8,568	8,568
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	100,972
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	233,000	239,694
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	960,000	1,055,908
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	2,500,000	2,599,272
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	1,410,036	1,426,690
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	1,043,832	1,062,194
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	62,000	63,340
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024	367,000	374,079
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.08% (1 ML+0.90%) due 12/15/2033*(1)	550,000	518,369

One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	640,000	653,677
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	622,987	644,859
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	425,000	440,024
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	200,000	209,085
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	101,527
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A4 1.26% due 08/20/2026	340,000	342,146
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	150,000	156,311
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	250,000	242,601

Total Asset Backed Securities
(cost $21,145,725)		21,805,953

U.S. CORPORATE BONDS & NOTES - 35.9%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	103,000	109,033
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	500,000	467,145
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	181,000	196,110

		772,288

Advertising Sales - 0.2%

National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	1,740,000	1,392,000

Aerospace/Defense - 0.1%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	506,000	555,457
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	180,000	184,314
Northrop Grumman Corp. Senior Notes 5.25% due 05/01/2050	237,000	342,917

		1,082,688

Aerospace/Defense-Equipment - 0.3%

Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,000,000	954,040
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,480,000	1,471,682

		2,425,722

Agricultural Operations - 0.0%

Archer-Daniels-Midland Co. Senior Notes 2.75% due 03/27/2025	135,000	145,483

Airlines - 0.2%

Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	1,732,000	1,789,751

Applications Software - 0.1%

SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,056,000	1,109,127

Auction Houses/Art Dealers - 0.2%

Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,765,000	1,606,150

Auto-Cars/Light Trucks - 0.7%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	154,000	155,989
Daimler Finance North America LLC FRS Company Guar. Notes 1.21% (3 ML + 0.67%) due 11/05/2021*	855,000	830,414
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	1,103,000	1,042,335
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	285,000	282,862
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	192,000	198,720
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	197,000	205,865
General Motors Co. Senior Notes 6.80% due 10/01/2027	239,000	272,917
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	258,000	253,129

Nissan Motor Acceptance Corp. FRS Senior Notes 2.20% (3 ML+0.89%) due 01/13/2022*		850,000	777,328
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		194,000	180,681
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*		984,000	984,000
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*		577,000	601,005

			5,785,245

Auto-Heavy Duty Trucks - 0.1%

Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		1,004,000	1,011,530

Auto/Truck Parts & Equipment-Original - 0.1%

Dana, Inc. Senior Notes 5.38% due 11/15/2027		720,000	687,600
Lear Corp. Senior Notes 5.25% due 05/15/2049		188,000	170,600

			858,200

Banks-Commercial - 0.5%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		1,017,000	1,092,113
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030		77,000	73,768
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030		120,000	123,253
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025		182,000	198,717
Discover Bank Senior Notes 2.70% due 02/06/2030		250,000	235,717
First Horizon Bank Sub. Notes 5.75% due 05/01/2030		250,000	254,278
Regions Financial Corp. Senior Notes 2.25% due 05/18/2025		278,000	283,153
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		405,000	568,951
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025		147,000	148,412
SunTrust Bank Senior Notes 3.50% due 08/02/2022		7,000	7,208
Synovus Bank Senior Notes 2.29% due 02/10/2023		250,000	246,945
Truist Bank Sub. Notes 2.25% due 03/11/2030		336,000	331,567
Truist Bank Sub. Notes 2.64% due 09/17/2029		250,000	247,637
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029		479,000	456,415

			4,268,134

Banks-Super Regional - 0.5%
Wells Fargo & Co. Senior Notes 1.00% due 02/02/2027	EUR	800,000	885,683
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028		500,000	504,341
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041		449,000	455,273
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		1,200,000	1,349,494
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044		178,000	235,289
Wells Fargo Bank NA Sub. Notes 5.25% due 08/01/2023	GBP	400,000	544,611

			3,974,691

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*		1,430,000	1,508,650
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		1,858,000	1,851,032

			3,359,682

Beverages-Non-alcoholic - 0.2%

Coca-Cola Co. Senior Bonds 2.75% due 06/01/2060		302,000	294,759
Coca-Cola Co. Senior Notes 2.95% due 03/25/2025		309,000	340,867
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050		206,000	224,701
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025		492,000	560,525

PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	310,000	331,015
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	256,000	269,372

		2,021,239

Brewery - 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	673,000	779,170
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	516,000	574,718
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	199,000	205,995

		1,559,883

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	262,000	297,578
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	682,000	651,999
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	117,000	125,190

		1,074,767

Building & Construction Products-Misc. - 0.3%

Owens Corning Senior Notes 4.30% due 07/15/2047	463,000	441,072
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	786,000	799,755
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,397,000	1,438,910

		2,679,737

Building & Construction-Misc. - 0.2%

Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,883,000	2,014,810

Building Products-Air & Heating - 0.1%

Carrier Global Corp. Company Guar. Notes 3.38% due 04/05/2040*	396,000	352,138
Carrier Global Corp. Company Guar. Notes 3.58% due 04/05/2050*	173,000	153,598

		505,736

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	277,000	296,355
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	173,000	180,143

		476,498

Building Products-Doors & Windows - 0.2%

Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	1,558,000	1,547,561

Building-Heavy Construction - 0.1%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	1,288,000	1,136,660

Building-Residential/Commercial - 0.0%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	211,000	215,220

Cable/Satellite TV - 1.0%

Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,175,000	1,169,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	556,000	582,338
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	685,000	738,087
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Bonds 3.70% due 04/01/2051	77,000	73,804
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	304,000	338,551
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	1,025,000	1,199,815
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	29,000	34,611
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	96,000	125,725

Comcast Corp. Company Guar. Notes 0.25% due 05/20/2027	EUR	580,000	626,104
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027		300,000	334,340
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040		131,000	149,514
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		58,000	67,698
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		337,000	419,131
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024		785,000	827,939
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		1,455,000	1,538,662
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037		373,000	476,412

			8,701,856

Casino Hotels - 0.2%

Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*		720,000	663,091
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026		1,041,000	1,035,483

			1,698,574

Casino Services - 0.2%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026		1,587,000	1,658,415

Cellular Telecom - 1.0%

Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026		1,954,000	2,335,030
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		4,397,000	4,990,595
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*		447,000	483,757
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*		121,000	133,635
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025		555,000	572,377

			8,515,394

Chemicals-Diversified - 0.2%

LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049		86,000	91,412
Olin Corp. Senior Notes 9.50% due 06/01/2025*		843,000	919,924
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	500,000	497,753

			1,509,089

Chemicals-Specialty - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		218,000	226,352
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		353,000	358,739
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		144,000	220,959

			806,050

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,235,000	934,747

Commercial Services - 0.2%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*		1,525,000	1,522,636
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030		111,000	116,574

			1,639,210

Commercial Services-Finance - 0.2%

MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*		1,850,000	1,745,974

Computer Services - 0.5%

Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*		1,210,000	1,214,465
IBM Credit LLC Senior Notes 3.00% due 02/06/2023		696,000	740,949
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*		184,000	197,419
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*		283,000	314,897
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*		825,000	814,687

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*		321,000	335,044
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*		867,000	862,665

			4,480,126

Computer Software - 0.2%

Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*		1,547,000	1,612,747

Computers - 0.5%

Apple, Inc. Senior Notes 2.05% due 09/11/2026		238,000	254,260
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*		2,055,000	2,330,191
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*		136,000	155,244
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		341,000	413,492
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024		277,000	305,153
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		249,000	297,324

			3,755,664

Computers-Integrated Systems - 0.2%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#		2,370,000	1,753,800

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		775,000	792,732
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030		5,000	5,716

			798,448

Containers-Metal/Glass - 0.2%

Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025		1,300,000	1,329,250

Containers-Paper/Plastic - 0.2%

Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*		971,000	1,050,826
Sonoco Products Co Senior Notes 3.13% due 05/01/2030		403,000	408,982

			1,459,808

Cosmetics & Toiletries - 0.2%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*		2,030,000	1,679,825

Data Processing/Management - 0.2%

Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*		1,139,000	1,143,271
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049		164,000	199,297

			1,342,568

Dental Supplies & Equipment - 0.0%

DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030		174,000	178,216

Diagnostic Equipment - 0.3%

Danaher Corp. Senior Notes 2.10% due 09/30/2026	EUR	385,000	458,691
Danaher Corp. Senior Notes 2.50% due 03/30/2030	EUR	245,000	307,435
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*		190,000	190,238
Ortho-Clinical Diagnostics, Inc. Senior Notes 7.25% due 02/01/2028*		329,000	327,355
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*		798,000	815,955
Thermo Fisher Scientific, Inc. Senior Notes 2.38% due 04/15/2032	EUR	435,000	548,429

			2,648,103

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		1,825,000	1,862,212

Direct Marketing - 0.1%

Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*		720,000	698,400

Distribution/Wholesale - 0.5%

Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025		941,000	969,230
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		1,630,000	1,592,983

KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*		734,000	693,476
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*		1,220,000	1,195,758

			4,451,447

Diversified Banking Institutions - 1.9%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	700,000	780,257
Bank of America Corp. Senior Notes 1.49% due 05/19/2024		597,000	606,552
Bank of America Corp. Senior Notes 2.46% due 10/22/2025		386,000	401,596
Bank of America Corp. Senior Notes 3.50% due 05/17/2022		199,000	203,785
Bank of America Corp. Senior Notes 3.71% (3 ML+1.51%) due 04/24/2028		363,000	401,115
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		145,000	171,736
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		625,000	700,908
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		296,000	403,835
Citigroup, Inc. FRS Senior Notes 2.07% (3 ML + 1.07%) due 12/08/2021		850,000	852,246
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	300,000	384,897
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		362,000	394,573
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031		287,000	331,280
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		342,000	380,769
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		189,000	226,988
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		257,000	321,895
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		329,000	418,223
Goldman Sachs Group, Inc. FRS Senior Notes 1.56% (3 ML+1.17%) due 11/15/2021		1,000,000	1,001,844
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	900,000	1,045,281
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021		565,000	568,737
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030		276,000	306,159
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		327,000	362,496
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		530,000	739,813
JPMorgan Chase & Co. Senior Notes 1.05% due 11/04/2032	EUR	800,000	874,993
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026		162,000	164,953
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		109,000	112,469
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051		119,000	120,129
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023		441,000	458,128
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029		431,000	470,681
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		212,000	242,590
Morgan Stanley FRS Senior Notes 2.32% (3 ML+1.18%) due 01/20/2022		855,000	857,798
Morgan Stanley Senior Notes 3.62% due 04/01/2031		149,000	165,587
Morgan Stanley Senior Notes 3.63% due 01/20/2027		806,000	893,905
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		67,000	77,173

			15,443,391

Diversified Manufacturing Operations - 0.2%
Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030		193,000	189,190
General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	500,000	526,558
General Electric Co. Senior Notes 4.35% due 05/01/2050		112,000	109,381
Illinois Tool Works, Inc. Senior Notes 0.63% due 12/05/2027	EUR	585,000	640,380
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		234,000	256,341

			1,721,850

Drug Delivery Systems - 0.0%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030		215,000	227,762

E-Commerce/Products - 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		152,000	205,887

E-Commerce/Services - 0.2%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		1,785,000	1,735,912

Electric Products-Misc. - 0.1%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*		587,000	592,880

Electric-Distribution - 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		739,000	803,066
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*		1,275,000	1,316,437

			2,119,503

Electric-Generation - 0.2%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046		274,000	309,380
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*		1,280,000	1,339,200

			1,648,580

Electric-Integrated - 1.3%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049		124,000	144,983
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050		291,000	316,197
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025		683,000	730,756
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*		127,000	159,649
Black Hills Corp. Senior Notes 3.88% due 10/15/2049		157,000	157,844
Consolidated Edison Co. of New York, Inc. FRS Senior Notes 1.62% (3 ML + 0.40%) due 06/25/2021		860,000	859,106
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050		66,000	77,422
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065		372,000	521,246
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		268,000	314,334
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049		502,000	605,619
Duke Energy Ohio, Inc. 1st Mtg. Bonds 2.13% due 06/01/2030		120,000	123,227
Entergy Corp. Senior Notes 3.75% due 06/15/2050		130,000	141,742
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039		568,000	677,106
Exelon Corp. Senior Notes 4.70% due 04/15/2050		205,000	259,046
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025		231,000	239,128
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		601,000	882,589
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049		197,000	210,005
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050		119,000	124,544
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042		317,000	346,206
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030		274,000	327,736

Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	481,000	484,919
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	350,000	400,420
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	253,000	310,026
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	144,000	151,661
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	788,000	772,539
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	1,243,000	1,268,680
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	277,000	299,528

		10,906,258

Electric-Transmission - 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	208,000	218,678

Electronic Components-Semiconductors - 0.1%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	223,000	233,509
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	135,000	149,722
Intel Corp. Senior Notes 2.45% due 07/29/2020	8,000	8,023
Intel Corp. Senior Notes 3.90% due 03/25/2030	235,000	281,283
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	294,000	295,874
NVIDIA Corp. Senior Notes 3.50% due 04/01/2050	149,000	169,792

		1,138,203

Electronic Design Automation - 0.0%
Wesco Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028	210,000	208,412

Electronic Measurement Instruments - 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	32,000	34,210
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	488,000	532,399

		566,609

Electronic Parts Distribution - 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	176,000	186,140
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,199,000	2,126,106

		2,312,246

Energy-Alternate Sources - 0.3%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	420,000	430,698
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,819,000	1,841,738

		2,272,436

Enterprise Software/Service - 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,225,000	1,200,500
Oracle Corp. Senior Notes 2.95% due 11/15/2024	512,000	555,337

		1,755,837

Finance-Auto Loans - 0.2%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	225,000	207,562
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,304,000	1,225,760

		1,433,322

Finance-Commercial - 0.1%
GE Capital Funding LLC Company Guar. Notes 3.45% due 05/15/2025*	486,000	493,068

Finance-Consumer Loans - 0.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,753,000	1,485,667
Navient Corp. Senior Notes 5.00% due 03/15/2027	600,000	513,000
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,156,000	890,120
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	464,000	411,336
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,150,000	1,135,280

Synchrony Financial Senior Notes 4.50% due 07/23/2025		1,099,000	1,108,024

			5,543,427

Finance-Credit Card - 0.4%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*		1,455,000	1,301,788
American Express Co. Senior Notes 3.40% due 02/22/2024		228,000	246,741
American Express Co. Senior Notes 4.20% due 11/06/2025		169,000	194,662
Capital One Financial Corp. FRS Senior Notes 1.95% (3 ML+0.95%) due 03/09/2022		1,000,000	993,487
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025		372,000	393,131

			3,129,809

Finance-Investment Banker/Broker - 0.1%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*		1,087,000	1,130,089

Finance-Mortgage Loan/Banker - 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*		1,195,000	1,218,900

Finance-Other Services - 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.00% due 06/15/2050		163,000	165,143

Financial Guarantee Insurance - 0.1%
Radian Group, Inc. Senior Notes 6.63% due 03/15/2025		1,086,000	1,105,548

Food-Confectionery - 0.1%
Mondelez International, Inc. Senior Notes 1.63% due 03/08/2027	EUR	550,000	633,065

Food-Meat Products - 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*		134,000	132,246
Smithfield Foods, Inc.* Company Guar. Notes 4.25% due 02/01/2027		199,000	199,435
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*		217,000	228,024

			559,705

Food-Misc./Diversified - 0.6%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050		257,000	254,859
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025		232,000	266,833
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048		25,000	33,218
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028		268,000	359,002
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*		1,220,000	1,159,000
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025		138,000	144,749
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		231,000	236,625
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*		555,000	551,690
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*		1,565,000	1,631,685
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*		335,000	374,898

			5,012,559

Food-Retail - 0.4%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*		1,677,000	1,702,138
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025		1,000,000	1,027,710
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*		709,000	758,893
Kroger Co. Senior Notes 3.95% due 01/15/2050		117,000	131,508

			3,620,249

Food-Wholesale/Distribution - 0.2%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030		268,000	250,233
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030		214,000	256,490
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050		115,000	149,070
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*		810,000	839,362

			1,495,155

Gas-Distribution - 0.0%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045		178,000	238,588

Hazardous Waste Disposal - 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*		887,000	918,045

Hotels/Motels - 0.2%
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027		1,400,000	1,265,782

Human Resources - 0.2%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*		1,499,000	1,371,585

Independent Power Producers - 0.1%
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026		721,000	737,222

Industrial Gases - 0.1%
Air Products and Chemicals, Inc. Senior Notes 0.80% due 05/05/2032	EUR	225,000	248,912
Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040		234,000	242,860

			491,772

Insurance Brokers - 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020		165,000	167,749
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049		196,000	209,552
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		178,000	220,021

			597,322

Insurance-Life/Health - 0.2%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		256,000	223,920
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030		338,000	351,084
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026		654,000	658,542
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047		79,000	84,085
Unum Group Senior Notes 4.50% due 03/15/2025		119,000	123,572

			1,441,203

Insurance-Mutual - 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 05/15/2060*		86,000	86,996
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	306,157
New York Life Global Funding FRS Senior Sec. Notes 1.39% (3 ML+0.28%) due 01/21/2022*		850,000	841,494
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		15,000	15,074

			1,249,721

Insurance-Property/Casualty - 0.1%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		1,045,000	1,121,181
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		24,000	28,034

			1,149,215

Internet Connectivity Services - 0.2%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,359,000	1,399,770

Internet Content-Entertainment - 0.4%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026		402,000	426,775
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*		2,640,000	2,850,144

			3,276,919

Investment Companies - 0.1%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		849,000	679,200

Investment Management/Advisor Services - 0.2%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*		1,325,000	1,230,130
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		286,000	296,921

			1,527,051

Machinery-Construction & Mining - 0.1%
Caterpillar Financial Services Corp. FRS Senior Notes 0.60% (3 ML+0.28%) due 09/07/2021		840,000	838,449
Caterpillar Financial Services Corp. Senior Notes 1.45% due 05/15/2025		316,000	323,643

			1,162,092

Machinery-Electrical - 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		272,000	285,307

Machinery-Farming - 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		364,000	370,696
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022		530,000	553,117
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024		330,000	360,066
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		152,000	167,767

			1,451,646

Medical Labs & Testing Services - 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		650,000	666,250
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		400,000	430,394

			1,096,644

Medical Products - 0.2%
Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*		613,000	691,666
Stryker Corp. Senior Notes 1.00% due 12/03/2031	EUR	750,000	808,504

			1,500,170

Medical-Biomedical/Gene - 0.2%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040		1,082,000	1,140,665
Amgen, Inc. Senior Notes 3.38% due 02/21/2050		205,000	220,226
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050		165,000	161,086

			1,521,977

Medical-Drugs - 0.4%
AbbVie, Inc. FRS Senior Notes 0.84% (3 ML+0.46%) due 11/19/2021*		654,000	650,074
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		252,000	281,424
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		436,000	500,887
Bristol-Myers Squibb Co. FRS Senior Notes 0.77% (3 ML + 0.38%) due 05/16/2022*		855,000	854,733
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*		281,000	308,844
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*		132,000	176,549
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		168,000	180,875
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040		253,000	256,328

			3,209,714

Medical-Generic Drugs - 0.2%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028		259,000	290,951
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		979,000	997,298

			1,288,249

Medical-HMO - 0.3%
Centene Corp. Senior Notes 4.25% due 12/15/2027		733,000	765,706
Centene Corp. Senior Notes 4.63% due 12/15/2029		173,000	186,228

Humana, Inc. Senior Notes 4.88% due 04/01/2030	453,000	559,503
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	366,000	371,371
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	178,000	187,078
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	221,000	252,827

		2,322,713

Medical-Hospitals - 0.8%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	217,000	246,850
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,750,000	3,018,648
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,218,000	1,175,370
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	1,950,000	1,974,375

		6,415,243

Medical-Wholesale Drug Distribution - 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	356,000	377,402

Metal-Copper - 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	1,061,000	1,028,507
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	486,000	471,420
Southern Copper Corp. Senior Notes 3.88% due 04/23/2025	500,000	532,824

		2,032,751

Metal-Iron - 0.2%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	1,497,000	1,070,355
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	420,000	382,200
Cleveland-Cliffs, Inc. Senior Sec. Notes 9.88% due 10/17/2025*	152,000	156,916

		1,609,471

Multimedia - 0.3%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	2,107,000	1,959,510
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	370,000	406,817

		2,366,327

Office Supplies & Forms - 0.0%
Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	135,000	134,723

Oil Companies-Exploration & Production - 0.6%
Apache Corp. Senior Notes 4.38% due 10/15/2028	56,000	49,697
Apache Corp. Senior Notes 5.10% due 09/01/2040	493,000	395,247
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	443,000	141,760
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,480,000	414,400
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	163,000	170,701
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	168,000	198,782
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	185,000	241,062
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,529,000	2,225,520
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	135,000	128,961
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	202,000	203,041
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	182,000	157,037
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	270,000	239,284
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	46,000	32,660
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	179,000	146,780

		4,744,932

Oil Companies-Integrated - 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	230,000	224,842
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	171,000	191,824
Chevron Corp. Senior Notes 1.55% due 05/11/2025	558,000	572,906

		989,572

Oil Field Machinery & Equipment - 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	1,816,000	99,880

Oil Refining & Marketing - 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	1,408,000	1,182,706
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	143,000	154,829
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	276,000	290,004

		1,627,539

Oil-Field Services - 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030	111,000	125,324
Calfrac Holdings LP Sec. Notes 10.88% due 03/15/2026*	108,350	21,670
Halliburton Co. Senior Notes 2.92% due 03/01/2030	268,000	249,005
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	745,000	283,547
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	266,000	287,607
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	635,000	215,900
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	896,000	862,400

		2,045,453

Paper & Related Products - 0.2%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	494,000	514,850
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	304,000	310,982
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	453,000	482,091
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	135,000	137,677

		1,445,600

Petrochemicals - 0.0%
AbbVie, Inc. Senior Notes 4.88% due 02/15/2021*	97,000	99,067
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	150,000	156,321

		255,388

Pharmacy Services - 0.2%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	127,000	158,838
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	141,000	185,050
CVS Health Corp Senior Notes 4.25% due 04/01/2050	141,000	165,596
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	328,000	400,416
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	280,000	359,125

		1,269,025

Pipelines - 1.5%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	591,000	579,919
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,531,000	1,481,242
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	190,000	188,988
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	570,000	557,175
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,007,000	1,020,876
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	112,000	118,489

Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		215,000	182,404
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035		350,000	341,096
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027		90,000	97,392
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045		158,000	165,569
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029		199,000	154,064
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		18,000	10,467
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048		213,000	231,166
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		1,710,000	1,556,100
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		775,000	730,438
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025		625,000	565,625
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*		1,820,000	1,792,700
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	700,000	775,595
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		285,000	290,259
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030		270,000	243,305
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051		117,000	138,343
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*		89,000	97,607
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		860,000	412,800
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*		200,000	212,953
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		434,000	506,028

			12,450,600

Platinum - 0.1%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		530,000	544,908

Poultry - 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*		1,099,000	1,142,960

Protection/Safety - 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*		1,512,000	1,576,260
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*		640,000	659,200
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*		1,276,000	1,209,010

			3,444,470

Racetracks - 0.2%
Churchill Downs, Inc. Company Guar. Notes 5.50% due 04/01/2027*		1,349,000	1,357,431

Radio - 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*		1,430,000	1,464,177

Real Estate Investment Trusts - 1.7%
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025		378,000	389,723
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050		127,000	148,198
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		1,424,000	1,459,600
Digital Euro Finco LLC Company Guar. Notes 1.13% due 04/09/2028	EUR	900,000	967,340
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*		1,090,000	1,031,413

ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	800,000	778,000
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	638,000	638,000
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	984,000	996,300
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	528,000	544,995
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,113,000	929,355
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	1,387,000	1,454,824
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	764,000	789,785
Prologis LP Senior Notes 3.00% due 04/15/2050	247,000	248,032
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,945,000	1,892,594
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	267,000	225,406
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	180,000	175,413
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,275,000	1,096,500
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	492,000	474,780

		14,240,258

Real Estate Management/Services - 0.1%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,007,000	1,052,516

Real Estate Operations & Development - 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,581,000	1,497,997

Recycling - 0.2%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,567,000	1,533,607

Rental Auto/Equipment - 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	2,152,000	839,280

Research & Development - 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	273,000	282,746
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	165,000	171,188

		453,934

Resorts/Theme Parks - 0.3%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*#	1,170,000	1,196,325
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,325,000	1,232,250
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	130,000	138,125

		2,566,700

Retail-Apparel/Shoe - 0.0%
Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	280,000	350,008

Retail-Appliances - 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	978,000	677,265

Retail-Auto Parts - 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030*	285,000	292,057

Retail-Automobile - 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	114,000	118,751

Retail-Building Products - 0.1%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	133,000	150,655
Lowe’s Cos, Inc. Senior Notes 5.13% due 04/15/2050	303,000	410,137

Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047		61,000	70,032

			630,824

Retail-Discount - 0.1%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023		422,000	444,606

Retail-Drug Store - 0.0%

Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050		389,000	377,994

Retail-Major Department Stores - 0.0%

TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027		265,000	300,771

Retail-Petroleum Products - 0.2%

Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029		1,544,000	1,586,769

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045		321,000	251,592
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025		136,000	144,921

			396,513

Retail-Restaurants - 0.4%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		1,900,000	1,700,500
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048		271,000	251,838
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*		682,000	450,120
IRB Holding Corp. Senior Sec. Notes 7.00% due 06/15/2025*		277,000	287,387
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049		160,000	174,330
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050		165,000	196,301

			3,060,476

Satellite Telecom - 0.2%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		1,812,000	1,890,731

Savings & Loans/Thrifts - 0.1%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		455,000	488,063
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		506,000	498,937

			987,000

Security Services - 0.1%

Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*		1,175,000	1,098,977

Semiconductor Components-Integrated Circuits - 0.0%

Analog Devices, Inc. Senior Notes 2.95% due 04/01/2025		193,000	205,575

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*		245,000	265,381

Software Tools - 0.0%

VMware, Inc. Senior Notes 4.70% due 05/15/2030		265,000	289,484

Steel-Producers - 0.2%

Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		1,169,000	1,198,225
Nucor Corp. Senior Notes 2.70% due 06/01/2030		91,000	92,595
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030		285,000	281,570

			1,572,390

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 5.45% due 11/15/2079		542,000	619,567

Telephone-Integrated - 1.1%

AT&T, Inc. Senior Notes 2.60% due 05/19/2038	EUR	1,040,000	1,196,659
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		1,198,000	1,347,920
AT&T, Inc. Senior Notes 4.50% due 03/09/2048		30,000	34,012
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		226,000	259,262

AT&T, Inc. Senior Notes 4.90% due 08/15/2037		363,000	426,175
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*		1,115,000	1,126,150
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		1,279,000	1,406,900
Front Range BidCo., Inc. Senior Notes 6.13% due 03/01/2028*		1,754,000	1,732,075
Verizon Communications, Inc. Senior Notes 1.85% due 05/18/2040	EUR	425,000	488,366
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	300,000	397,614
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030		143,000	158,603
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050		59,000	72,165
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		144,000	174,801
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		150,000	184,365
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		400,000	537,007

			9,542,074

Television - 0.4%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		830,000	854,900
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,105,000	1,165,775
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		772,000	737,267
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031		100,000	110,172
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050		253,000	260,278

			3,128,392

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		226,000	247,228

Transport-Air Freight - 0.2%

Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*		1,954,000	1,951,831

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.00% due 06/30/2030		209,000	216,418
GATX Corp. Senior Notes 4.35% due 02/15/2024		390,000	421,881

			638,299

Transport-Marine - 0.0%

Kirby Corp. Senior Notes 4.20% due 03/01/2028		250,000	241,006

Transport-Rail - 0.1%

Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029		213,000	221,897
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		210,000	262,881
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049		334,000	401,707

			886,485

Transport-Services - 0.0%

United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025		197,000	223,900
United Parcel Service, Inc. Senior Notes 5.30% due 04/01/2050		118,000	166,969

			390,869

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		183,000	205,889

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*		57,000	57,147
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		600,000	619,727

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*		188,000	198,885

			875,759

Vitamins & Nutrition Products - 0.2%

HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		1,347,000	1,336,897

Water - 0.0%

American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050		128,000	140,658
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050		170,000	173,215

			313,873

Total U.S. Corporate Bonds & Notes (cost $297,349,560)			299,795,000

FOREIGN CORPORATE BONDS & NOTES - 15.1%
Aerospace/Defense - 0.0%

BAE Systems PLC Senior Notes 3.40% due 04/15/2030*		229,000	248,591

Agricultural Chemicals - 0.3%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,015,000	866,576
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050		275,000	300,412
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		1,640,000	1,607,200
Yara International ASA Senior Notes 3.15% due 06/04/2030*		125,000	126,688

			2,900,876

Airport Development/Maintenance - 0.1%

Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		1,300,000	1,190,150

Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	600,000	679,173

Auto/Truck Parts & Equipment-Original - 0.1%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		411,000	424,255

Banks-Commercial - 1.6%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		212,000	212,974
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	998,475
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*		298,000	319,903
Bank of Montreal Senior Notes 2.05% due 11/01/2022		387,000	397,998
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022		206,000	208,595
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	400,000	489,151
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025		459,000	470,717
Credit Suisse AG Senior Notes 2.10% due 11/12/2021		420,000	428,295
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,100,000	1,231,725
Danske Bank A/S Senior Notes 0.50% due 08/27/2025	EUR	650,000	694,980
Danske Bank A/S Sub. Notes 1.38% due 02/12/2030	EUR	1,200,000	1,261,328
Danske Bank A/S Senior Notes 2.25% due 01/14/2028	GBP	400,000	486,491
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*		522,000	533,257
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		277,000	285,077
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*		1,360,000	1,236,743
ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	253,406
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		550,000	557,062
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*		200,000	212,120
National Bank of Canada Senior Notes 2.15% due 10/07/2022*		464,000	474,042

Philippine National Bank Senior Notes 3.28% due 09/27/2024		500,000	500,028
Royal Bank of Canada FRS Senior Notes 1.42% (3 ML+0.73%) due 02/01/2022		855,000	856,693
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*		210,000	221,936
Skandinaviska Enskilda Banken AB Sub. Notes 2.50% due 05/28/2026	EUR	500,000	556,655
Standard Chartered PLC Senior Notes 4.64% due 04/01/2031*		200,000	223,041

			13,110,692

Beverages-Wine/Spirits - 0.0%

Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032		256,000	259,048

Brewery - 0.1%

Anheuser-Busch InBev SA/NV Company Guar. Notes 3.70% due 04/02/2040	EUR	440,000	572,988

Building & Construction Products-Misc. - 0.1%

Whirlpool EMEA Finance SARL Company Guar. Notes 0.50% due 02/20/2028	EUR	525,000	521,468

Building Products-Cement - 0.1%

Holcim Finance Luxembourg SA Company Guar. Notes 0.50% due 11/29/2026	EUR	570,000	602,396

Building Societies - 0.0%

Nationwide Building Society Senior Notes 1.50% due 03/08/2026	EUR	350,000	395,373

Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		940,000	911,800

Cable/Satellite TV - 0.4%

Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		1,831,000	1,846,449
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	700,000	865,554
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	300,000	370,951

			3,082,954

Cellular Telecom - 0.7%

C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,607,000	1,585,611
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	211,422
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,176,000	2,290,240
Orange SA Senior Notes 1.88% due 09/12/2030	EUR	300,000	371,324
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	212,837
Vodafone Group PLC Senior Notes 2.88% due 11/20/2037	EUR	380,000	474,167
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		146,000	181,498
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		180,000	233,782

			5,560,881

Chemicals-Diversified - 0.4%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	263,175
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		360,000	315,900
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		500,000	438,750
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.38% due 06/19/2024		580,000	593,462
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.13% due 07/19/2027		500,000	530,445
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	892,521

			3,034,253

Chemicals-Other - 0.1%

MEGlobal Canada ULC Company Guar. Notes 5.88% due 05/18/2030*		471,000	499,849

Chemicals-Specialty - 0.0%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*		161,000	152,448

Commercial Services - 0.1%

Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*#		820,000	823,075

Computer Software - 0.1%

Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*		796,000	799,741

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		790,000	839,763

Containers-Metal/Glass - 0.4%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*		1,275,000	1,255,875
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*		1,775,000	1,872,625

			3,128,500

Containers-Paper/Plastic - 0.2%

Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*		444,000	455,100
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*		1,238,000	1,262,760
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*		379,000	386,584

			2,104,444

Cruise Lines - 0.1%

Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*		1,182,000	709,637
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*		314,000	191,540
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*		188,000	203,040

			1,104,217

Diagnostic Equipment - 0.1%

DH Europe Finance II SARL Company Guar. Notes 0.45% due 03/18/2028	EUR	590,000	632,966
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039		307,000	334,909

			967,875

Disposable Medical Products - 0.1%

Becton Dickinson Euro Finance SARL Company Guar. Notes 1.21% due 06/04/2026	EUR	680,000	740,403

Diversified Banking Institutions - 2.3%

Banco Santander SA Senior Notes 2.71% due 06/27/2024		200,000	206,874
Banco Santander SA Senior Notes 3.49% due 05/28/2030		200,000	204,277
Barclays PLC Sub. Notes 2.00% due 02/07/2028	EUR	600,000	646,739
Barclays PLC Senior Notes 3.00% due 05/08/2026	GBP	400,000	510,672
BNP Paribas SA Sub. Notes 2.88% due 03/20/2026	EUR	1,200,000	1,340,519
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*		557,000	570,808
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	300,000	399,696
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		476,000	520,359
Credit Suisse Group AG Senior Notes 1.25% due 07/17/2025	EUR	550,000	611,136
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*		298,000	304,921
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*		250,000	277,150
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021		201,000	202,972
HSBC Holdings PLC FRS Senior Notes 1.43% (3 ML+0.65%) due 09/11/2021		850,000	850,169
HSBC Holdings PLC Senior Notes 2.10% due 06/04/2026		277,000	276,845
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	450,000	579,163
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021		406,000	414,310
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030		200,000	236,241
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	850,000	926,718

Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 1.78% (3 ML+0.79%) due 07/25/2022		855,000	849,004
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025		405,000	415,061
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025		643,000	659,814
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*		383,000	398,113
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	1,200,000	1,335,657
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024		519,000	524,006
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029		438,000	442,992
Sumitomo Mitsui Financial Group, Inc. FRS Senior Notes 2.09% (3 ML+0.78%) due 07/12/2022#		860,000	852,380
UBS AG Senior Notes 1.75% due 04/21/2022*		287,000	291,634
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	750,000	847,773
UBS Group Funding Switzerland AG Senior Notes 1.25% due 09/01/2026	EUR	650,000	737,112
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*		293,000	305,115
UniCredit SpA Senior Notes 1.63% due 07/03/2025	EUR	1,500,000	1,591,183
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		200,000	199,426
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		377,000	392,873
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*		200,000	218,330

			19,140,042

Diversified Financial Services - 0.2%

Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		1,161,000	1,156,646
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		600,000	599,504

			1,756,150

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 1.35% (3 ML+0.61%) due 03/16/2022*		855,000	850,605
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*		250,000	276,073

			1,126,678

Diversified Minerals - 0.3%

Anglo American Capital PLC Company Guar. Notes 1.63% due 03/11/2026	EUR	675,000	741,294
Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*		203,000	222,892
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		1,337,000	1,348,605
Teck Resources, Ltd. Company Guar. Notes 6.25% due 07/15/2041		134,000	135,188

			2,447,979

Electric-Distribution - 0.1%

Energuate Trust Company Guar. Notes 5.88% due 05/03/2027		500,000	478,190
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		500,000	443,750

			921,940

Electric-Generation - 0.3%

Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*		250,000	232,750
Electricite de France SA Senior Notes 5.00% due 09/21/2048*		200,000	249,560
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	700,000	1,136,774
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		650,000	690,761

			2,309,845

Electric-Integrated - 0.2%

EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	800,000	940,574
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		278,000	338,712
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*		209,000	210,643
Perusahaan Listrik Negara PT Senior Notes 4.13% due 05/15/2027		200,000	207,500

			1,697,429

Electronic Components-Semiconductors - 0.0%

NXP BV/NXP Funding LLC Company Guar. Notes 3.40% due 05/01/2030*		114,000	117,526

Energy-Alternate Sources - 0.1%

ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022		510,000	502,350

Finance-Consumer Loans - 0.1%

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		1,395,000	1,307,812

Finance-Leasing Companies - 0.2%

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		1,875,000	1,584,929

Food-Baking - 0.0%

Grupo Bimbo SAB de CV Company Guar. Notes 4.00% due 09/06/2049*		206,000	205,942

Food-Meat Products - 0.2%

BRF SA Senior Notes 4.88% due 01/24/2030*		500,000	463,750
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		1,484,000	1,508,115

			1,971,865

Gold Mining - 0.0%

Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 05/13/2050*		100,000	107,929

Independent Power Producers - 0.1%

Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029		1,000,000	1,020,050

Industrial Gases - 0.1%

Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023		500,000	510,462

Insurance-Life/Health - 0.1%

Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030		203,000	219,477
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		308,000	321,686

			541,163

Insurance-Multi-line - 0.1%

Ageas Sub. Notes 3.25% due 07/02/2049	EUR	400,000	453,583

Insurance-Property/Casualty - 0.1%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		520,000	535,072

Investment Companies - 0.1%

Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		590,000	597,198
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026		500,000	526,992

			1,124,190

Machinery-Farming - 0.1%

CNH Industrial Finance Europe SA Company Guar. Notes 1.75% due 03/25/2027	EUR	600,000	639,276
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		151,000	148,286

			787,562

Medical-Drugs - 0.5%

Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*		760,000	741,000
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		900,000	657,000
GlaxoSmithKline Capital PLC FRS Company Guar. Notes 0.77% (3 ML+0.35%) due 05/14/2021		660,000	660,733
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		8,000	8,212

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*		1,845,000	1,872,287

			3,939,232

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		1,337,000	1,236,324

Metal-Diversified - 0.1%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		800,000	803,069
Glencore Finance Europe, Ltd. Company Guar. Notes 1.50% due 10/15/2026	EUR	450,000	484,019

			1,287,088

Metal-Iron - 0.2%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		1,649,000	1,730,114

Motion Pictures & Services - 0.2%

Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*		1,415,000	1,400,850

Multimedia - 0.1%

Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*		700,000	602,700

Oil Companies-Exploration & Production - 0.5%

MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,023,000	1,008,167
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*		1,050,000	956,151
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		1,000,000	850,028
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022		500,000	327,500
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025		520,000	292,500
Wintershall Dea Finance B.V. Company Guar. Notes 1.33% due 09/25/2028	EUR	900,000	881,376

			4,315,722

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	400,000	511,532
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	300,000	366,337
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		809,000	890,525
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		500,000	520,005
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		165,000	168,552
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		169,000	190,236
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041		500,000	592,368
Petro-Canada Senior Notes 5.95% due 05/15/2035		146,000	168,903
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		920,000	681,720
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027		900,000	790,875
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		1,100,000	880,990
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		1,000,000	765,000
Shell International Finance BV Company Guar. Notes 1.50% due 04/07/2028	EUR	400,000	474,958
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		136,000	146,933

			7,148,934

Oil Refining & Marketing - 0.1%

Empresa Nacional del Petroleo Senior Notes 5.25% due 11/06/2029		500,000	548,977

Paper & Related Products - 0.1%

Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		868,000	878,850

Pastoral & Agricultural - 0.1%

ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023		970,000	979,215

Petrochemicals - 0.1%

Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		500,000	495,508

Real Estate Operations & Development - 0.2%

Aroundtown SA Senior Notes 1.45% due 07/09/2028	EUR	600,000	621,434
Logicor Financing Sarl Company Guar. Notes 0.75% due 07/15/2024	EUR	730,000	779,238

			1,400,672

Retail-Convenience Store - 0.0%

Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		224,000	212,429

Retail-Petroleum Products - 0.2%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		1,910,000	1,933,474

Satellite Telecom - 0.5%

Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*		1,474,000	1,429,780
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		571,000	569,573
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		2,232,000	2,188,855

			4,188,208

Security Services - 0.2%

GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		1,772,000	1,839,106

SupraNational Banks - 0.2%

African Development Bank Senior Notes 0.75% due 04/03/2023		408,000	412,387
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		515,000	536,364
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		317,000	360,771
International Finance Corp. Senior Notes 0.50% due 03/20/2023#		602,000	604,757

			1,914,279

Telecom Services - 0.3%

Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*		1,555,000	1,512,237
Optus Finance Pty, Ltd. Company Guar. Notes 1.00% due 06/20/2029	EUR	750,000	823,903

			2,336,140

Telephone-Integrated - 0.2%

Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*		263,000	284,741
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		221,000	268,250
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP	400,000	637,854
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		307,000	350,958

			1,541,803

Transport-Marine - 0.1%

PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		475,000	479,750

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		170,000	255,755

Vitamins & Nutrition Products - 0.1%

Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*		565,000	572,769

Total Foreign Corporate Bonds & Notes (cost $126,459,712)			126,063,610

FOREIGN GOVERNMENT OBLIGATIONS - 13.1%
Sovereign - 13.0%

Abu Ahabi Government Senior Notes 3.13% due 10/11/2027		2,050,000	2,203,750
Abu Dhabi Government Senior Bonds 3.88% due 04/16/2050*		385,000	438,419
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		1,500,000	1,499,700
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*		930,000	878,850
Arab Republic of Egypt Senior Notes 7.50% due 01/31/2027		300,000	311,625
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		3,200,000	3,238,400
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		1,024,000	992,768
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		1,050,000	1,034,418
Dominican Republic Senior Notes 5.88% due 01/30/2060*		900,000	760,500
Dominican Republic Senior Notes 5.95% due 01/25/2027		1,500,000	1,470,000

Dominican Republic Senior Notes 6.60% due 01/28/2024		2,100,000	2,164,050
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,900,000	1,776,500
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		530,000	437,250
Government of France Bonds 1.50% due 05/25/2050*	EUR	675,000	918,831
Government of Ukraine Senior Notes 7.75% due 09/01/2022		750,000	756,577
Government of Ukraine Senior Notes 7.75% due 09/01/2023		1,550,000	1,562,865
Government of Ukraine Senior Notes 7.75% due 09/01/2024		550,000	552,842
Government of Ukraine Senior Notes 9.75% due 11/01/2028		2,200,000	2,359,773
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		2,000,000	1,860,156
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		900,000	900,000
Kingdom of Bahrain Senior Notes 5.63% due 09/30/2031*		1,200,000	1,129,884
Kingdom of Bahrain Bonds 6.00% due 09/19/2044		400,000	359,140
Kingdom of Bahrain Senior Notes 7.00% due 01/26/2026		1,200,000	1,278,662
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028		3,170,000	3,310,272
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*		945,000	1,001,889
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047		1,520,000	1,547,080
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		1,500,000	1,458,099
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		1,650,000	1,709,466
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*		850,000	938,961
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049		750,000	885,000
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		700,000	851,382
Republic of Angola Senior Notes 8.00% due 11/26/2029		2,440,000	1,510,360
Republic of Angola Senior Notes 9.13% due 11/26/2049		1,740,000	1,040,520
Republic of Angola Senior Notes 9.50% due 11/12/2025		820,000	549,605
Republic of Armenia Senior Notes 3.95% due 09/26/2029		530,000	526,815
Republic of Azerbaijan Senior Notes 3.50% due 09/01/2032		1,500,000	1,428,750
Republic of Cameroon Senior Notes 9.50% due 11/19/2025		2,055,000	1,985,266
Republic of Chile Senior Notes 3.50% due 01/25/2050		710,000	759,700
Republic of Colombia Senior Notes 5.00% due 06/15/2045		600,000	680,406
Republic of Colombia Senior Notes 10.38% due 01/28/2033		1,200,000	1,837,512
Republic of Croatia Senior Notes 6.38% due 03/24/2021		760,000	785,840
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		850,000	699,134
Republic of El Salvador Senior Notes 7.65% due 06/15/2035		1,600,000	1,300,016
Republic of Georgia Notes 6.88% due 04/12/2021		477,000	488,925
Republic of Ghana Senior Notes 6.38% due 02/11/2027*		1,000,000	892,500

Republic of Ghana Senior Notes 8.75% due 03/11/2061*	533,000	461,045
Republic of Ghana Senior Notes 8.95% due 03/26/2051	1,700,000	1,474,750
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*	700,000	736,750
Republic of Guatemala Senior Notes 5.38% due 04/24/2032*	1,250,000	1,352,500
Republic of Honduras Senior Notes 6.25% due 01/19/2027	1,670,000	1,757,692
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025	800,000	863,432
Republic of Indonesia Senior Notes 7.75% due 01/17/2038	550,000	815,727
Republic of Italy Senior Notes 4.00% due 10/17/2049	279,000	274,912
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	2,650,500	2,496,983
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	2,600,000	2,442,960
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	1,000,000	980,200
Republic of Kenya Senior Notes 6.88% due 06/24/2024	3,000,000	2,884,500
Republic of Kenya Senior Notes 7.00% due 05/22/2027	850,000	809,795
Republic of Kenya Senior Notes 8.25% due 02/28/2048	750,000	700,800
Republic of Panama Senior Notes 3.16% due 01/23/2030	1,500,000	1,595,250
Republic of Panama Senior Notes 3.87% due 07/23/2060	750,000	819,375
Republic of Panama Senior Notes 3.88% due 03/17/2028	650,000	719,881
Republic of Panama Senior Notes 4.50% due 04/01/2056	400,000	471,604
Republic of Panama Senior Notes 6.70% due 01/26/2036	1,180,000	1,641,687
Republic of Panama Senior Notes 7.13% due 01/29/2026	830,000	1,036,471
Republic of Paraguay Senior Notes 4.95% due 04/28/2031*	1,200,000	1,290,000
Republic of Paraguay Senior Notes 5.40% due 03/30/2050	800,000	882,808
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	800,000	934,800
Republic of Philippines Senior Notes 2.95% due 05/05/2045	1,155,000	1,199,442
Republic of Philippines Senior Notes 3.75% due 01/14/2029	500,000	569,970
Republic of Philippines Senior Notes 5.50% due 03/30/2026	700,000	831,355
Republic of Philippines Senior Notes 7.75% due 01/14/2031	1,080,000	1,605,194
Republic of South Africa Senior Notes 4.30% due 10/12/2028	940,000	843,520
Republic of South Africa Senior Bonds 4.88% due 04/14/2026	660,000	643,500
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023	1,060,000	636,000
Republic of Sri Lanka Senior Notes 6.20% due 05/11/2027	1,300,000	701,981
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	630,000	441,000
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028	1,000,000	539,982
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*	2,310,000	1,247,345
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030	2,300,000	1,241,945
Republic of Turkey Senior Notes 5.13% due 02/17/2028	1,200,000	1,062,000
Republic of Turkey Senior Notes 5.75% due 05/11/2047	2,000,000	1,553,800
Republic of Turkey Senior Notes 6.88% due 03/17/2036	1,340,000	1,226,221

Republic of Turkey Senior Notes 7.63% due 04/26/2029		530,000	539,275
State of Qatar Senior Notes 3.40% due 04/16/2025*		865,000	923,595
State of Qatar Senior Notes 3.75% due 04/16/2030*		900,000	1,001,250
State of Qatar Senior Notes 4.40% due 04/16/2050*		860,000	1,022,334
State of Qatar Senior Notes 4.82% due 03/14/2049		1,550,000	1,947,925
State of Qatar Senior Notes 5.10% due 04/23/2048		780,000	1,016,839
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		1,130,000	934,736
Sultanate of Oman Senior Notes 6.00% due 08/01/2029		680,000	567,501
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		1,800,000	1,355,105
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	300,000	582,943
United Mexican States Senior Notes 4.50% due 04/22/2029		255,000	275,658
United Mexican States Senior Notes 4.50% due 01/31/2050		830,000	854,900
United Mexican States Senior Bonds 4.75% due 03/08/2044		206,000	215,066
United Mexican States Senior Notes 5.00% due 04/27/2051		1,260,000	1,353,240

			109,450,002

Sovereign Agency - 0.1%

Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*		468,000	469,706

Total Foreign Government Obligations
(cost $112,608,221)			109,919,708

U.S. GOVERNMENT AGENCIES - 22.7%
Federal Home Loan Bank - 0.6%

2.13% due 09/14/2029		2,000,000	2,171,439
3.25% due 11/16/2028#		2,000,000	2,382,131

			4,553,570

Federal Home Loan Mtg. Corp. - 5.6%

2.50% due 01/01/2028		144,360	152,292
2.50% due 04/01/2028		302,782	319,428
2.50% due 03/01/2031		209,948	220,155
2.50% due 10/01/2032		2,866,617	3,006,119
2.50% due 11/01/2032		1,343,322	1,419,650
3.00% due 04/01/2043		351,590	382,123
3.00% due 11/01/2046		8,385,887	8,977,358
3.00% due 08/01/2049		1,806,365	1,901,122
3.00% due 10/01/2049		3,539,835	3,725,526
3.50% due 03/01/2042		229,482	249,167
3.50% due 04/01/2042		435,520	472,925
3.50% due 08/01/2042		395,767	433,633
3.50% due 09/01/2043		34,508	37,811
3.50% due 07/01/2045		3,961,998	4,273,877
3.50% due 01/01/2046		386,500	414,844
3.50% due 03/01/2046		760,128	814,611
3.50% due 11/01/2047		1,750,857	1,861,183
3.50% due 03/01/2048		10,362,200	11,299,947
4.00% due 01/01/2046		235,007	258,182
4.00% due 01/01/2047		60,109	66,690
4.00% due 07/01/2049		2,575,777	2,805,985
4.00% due 01/01/2050		2,758,537	2,934,261
4.50% due 03/01/2023		11,081	11,687
5.00% due 05/01/2034		45,465	52,039
5.00% due 11/01/2043		37,889	43,470
5.50% due 06/01/2022		5,254	5,415
5.50% due 07/01/2035		13,569	15,831
6.00% due 03/01/2040		37,672	43,577
6.50% due 02/01/2036		7,421	8,719
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037		8,129	8,344
4.01% (12 ML+1.88%) due 11/01/2037		90,941	96,402
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)		376,321	387,867
Series 4800, Class KG 3.50% due 11/15/2045(3)		200,000	207,261
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.62% (6.80%-1 ML) due 09/15/2039(3)(4)(8)		96,903	16,049

			46,923,550

Federal National Mtg. Assoc. - 14.1%

2.50% due 12/01/2026		442,196	463,759
2.50% due 08/01/2031		2,629,974	2,757,378
2.50% due 02/01/2032		990,160	1,041,375
2.50% due 04/01/2035		1,083,615	1,134,574
2.50% due 06/01/2050		1,995,688	2,068,499
3.00% due 10/01/2027		135,677	143,272
3.00% due 12/01/2027		190,077	200,807
3.00% due 10/01/2030		258,835	273,380
3.00% due 02/01/2033		3,867,538	4,079,105
3.00% due 07/01/2034		4,010,097	4,226,181
3.00% due 11/01/2039		2,044,855	2,154,832
3.00% due 12/01/2042		107,276	115,566
3.00% due 08/01/2046		80,879	86,437

3.00% due 12/01/2046	545,451	576,627
3.00% due 01/01/2047	2,682,229	2,834,838
3.00% due 04/01/2047	2,966,780	3,138,398
3.00% due 04/01/2048	413,620	435,279
3.00% due 09/01/2048	4,405,151	4,653,551
3.50% due 09/01/2026	132,889	140,446
3.50% due 08/01/2027	25,169	26,574
3.50% due 10/01/2028	140,820	150,379
3.50% due 08/01/2042	248,213	259,358
3.50% due 10/01/2045	400,049	437,260
3.50% due 11/01/2045	277,869	297,324
3.50% due 02/01/2046	371,642	399,013
3.50% due 07/01/2046	3,951,024	4,284,714
3.50% due 01/01/2047	654,069	699,056
3.50% due 12/01/2047	16,857,607	18,191,651
3.50% due 04/01/2048	3,365,325	3,625,595
3.50% due 08/01/2049	5,731,478	6,041,182
4.00% due 11/01/2025	58,912	62,447
4.00% due 03/01/2039	2,541,861	2,732,357
4.00% due 12/01/2040	23,141	25,485
4.00% due 01/01/2043	1,622,827	1,798,018
4.00% due 02/01/2045	2,153,999	2,390,330
4.00% due 06/01/2046	429,594	463,347
4.00% due 01/01/2047	18,529	19,987
4.00% due 05/01/2047	450,015	482,915
4.00% due 07/01/2047	2,913,458	3,115,563
4.00% due 08/01/2047	5,660,828	6,064,499
4.00% due 06/01/2048	3,129,155	3,407,322
4.00% due 09/01/2048	703,835	752,375
4.00% due 10/01/2048	5,205,308	5,533,634
4.00% due 01/01/2049	5,837,788	6,212,264
4.50% due 08/01/2045	3,189,253	3,643,446
4.50% due 11/01/2048	2,982,159	3,224,884
4.50% due 03/01/2049	5,637,629	6,086,462
5.00% due 01/01/2023	12,268	12,920
5.00% due 04/01/2023	12,903	13,588
5.00% due 03/01/2037	6,716	7,337
5.00% due 05/01/2040	158,197	180,049
5.00% due 06/01/2040	43,516	50,006
5.00% due 02/01/2045	426,251	485,349
5.50% due 08/01/2037	198,078	230,863
5.50% due 06/01/2038	22,368	25,968
6.00% due 02/01/2032	2,807	3,122
6.00% due 10/01/2034	106	118
6.00% due 09/01/2038	40,778	47,159
6.00% due 11/01/2038	12,133	14,037
6.00% due 06/01/2040	10,600	12,266
6.50% due 11/01/2037	37,015	42,298
Federal National Mtg. Assoc. FRS 3.37% (6 ML+1.54%) due 09/01/2035	81,008	83,335
3.72% (12 ML+1.67%) due 07/01/2039	67,276	70,542
3.73% (12 ML+1.77%) due 05/01/2040	85,095	89,006
3.75% (12 ML+1.83%) due 10/01/2040	37,369	39,089
3.82% (12 ML+1.57%) due 05/01/2037	18,053	18,864
4.07% (12 ML+1.82%) due 10/01/2040	18,746	19,617
4.27% (12 ML+1.91%) due 08/01/2035	57,012	60,172
4.27% (1 Yr USTYCR+2.22%) due 10/01/2035	62,309	64,995
4.35% (1 Yr USTYCR+2.26%) due 11/01/2036	30,437	31,887
Federal National Mtg. Assoc. REMIC Series 2017-100, Class NP 3.00% due 12/25/2047(3)	977,635	1,046,003
Federal National Mtg. Assoc., REMIC Series 2018-27, Class EA 3.00% due 05/25/2048(3)	2,385,560	2,506,907
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	1,977,047	2,068,438

		118,175,680

Government National Mtg. Assoc. - 2.4%
2.50% due 05/20/2050	2,000,000	2,106,479
3.00% due 03/20/2046	290,759	309,187
3.00% due 04/20/2046	2,950,256	3,139,749
3.00% due 05/20/2046	4,179,572	4,449,049
3.00% due 09/20/2047	1,405,560	1,491,372
3.00% due 05/20/2050	1,000,000	1,060,030
3.50% due 07/20/2046	520,878	560,001
3.50% due 03/20/2047	314,287	337,094
4.00% due 03/20/2049	533,741	568,145
4.50% due 10/20/2045	3,266,861	3,604,692
4.50% due 04/20/2047	2,235,606	2,458,582

		20,084,380

Total U.S. Government Agencies (cost $180,609,787)		189,737,180

U.S. GOVERNMENT TREASURIES - 0.8%
United States Treasury Bonds - 0.7%

2.88% due 05/15/2049	4,000,000	5,410,625

United States Treasury Notes - 0.1%

1.38% due 08/31/2020	135,000	135,415
1.38% due 01/31/2025	500,000	525,039
1.63% due 12/15/2022	425,000	440,622

		1,101,076

Total U.S. Government Treasuries (cost $5,592,038)		6,511,701

LOANS(10)(11)(12) - 4.8%
Airlines - 0.0%

Delta Air Lines, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 04/29/2023	51,735	50,959
Delta Air Lines, Inc. FRS BTL-B coupon TBD due 04/29/2023	252,000	248,220

		299,179

Applications Software - 0.1%

Project Boost Purchaser LLC FRS BTL-B 3.67% (1 ML+3.50%) due 06/01/2026	435,485	407,541
VS Buyer LLC FRS BTL 3.42% (1 ML+3.25%) due 02/28/2027	43,718	42,516

		450,057

Athletic Equipment - 0.0%

Varsity Brands Holding Co., Inc. FRS 1st Lien 4.50% (1 ML+3.50%) due 12/15/2024	398,778	318,225

Auction Houses/Art Dealers - 0.0%

Sotheby’s FRS BTL-B 6.50% (1 ML+5.50%) due 01/15/2027	289,771	260,069

Auto Repair Centers - 0.1%

Mavis Tire Express Services Corp. FRS 1st Lien 4.70% (3 ML+3.25%) due 03/20/2025	433,935	392,711
Wand NewCo. 3, Inc. FRS BTL 4.07% (3 ML+3.00%) due 02/05/2026	249,696	238,459

		631,170

Auto/Truck Parts & Equipment-Original - 0.1%

TI Group Automotive Systems LLC FRS BTL-B 3.25% (1 ML+2.50%) due 06/30/2022	445,000	423,863

Broadcast Services/Program - 0.1%

NEP Group, Inc. FRS BTL 4.70% (3 ML+3.25%) due 10/20/2025	439,462	368,416

Building & Construction-Misc. - 0.1%

Verra Mobility Corp. FRS BTL 3.42% (1 ML+3.25%) due 02/28/2025	403,518	384,351

Building Products-Air & Heating - 0.0%

API Heat Transfer ThermaSys Corp. FRS 1st Lien 12.45% (3 ML+0.00%) due 12/31/2023†(9)(17)(19)	390,784	262,959

Building Products-Doors & Windows - 0.1%

CHI Doors Holdings Corp. FRS 1st Lien 4.25% (1 ML+3.25%) due 07/29/2022	386,954	375,345

Building-Heavy Construction - 0.0%

Landry’s Finance Acquisition Co. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	38,363	39,418
USIC Holdings, Inc. FRS BTL 4.25% (1 ML+3.25%) due 12/08/2023	297,667	283,528

		322,946

Cable/Satellite TV - 0.1%

CSC Holdings LLC FRS BTL-B5 2.68% (1 ML+2.50%) due 04/15/2027	832,351	801,832

Casino Hotels - 0.1%

Caesars Resort Collection LLC FRS BTL-B 2.92% (1 ML+2.75%) due 12/23/2024	441,356	400,216
CityCenter Holdings LLC FRS BTL-B 3.00% (1 ML+2.25%) due 04/18/2024	384,596	359,405

		759,621
Casino Services - 0.0%

Stars Group Holdings FRS BTL 4.95% (3 ML+3.50%) due 07/10/2025	295,394	291,332

Cellular Telecom - 0.1%

Altice France SA FRS BTL-B13 4.18% (1 ML+4.00%) due 08/14/2026	438,325	420,792
Numericable Group SA FRS BTL-B 3.87% (1 ML+3.69%) due 01/31/2026	135,696	128,968
T-Mobile USA, Inc. FRS BTL 3.17% (1 ML+3.00%) due 04/01/2027	188,930	188,870

		738,630

Chemicals-Diversified - 0.1%

Hexion, Inc. FRS BTL 4.94% (3 ML+3.50%) due 07/01/2026	446,475	424,709

Chemicals-Specialty - 0.1%

Diamond BC BV FRS BTL 3.17% (1 ML+3.00%) due 09/06/2024	920	851
Diamond BC BV FRS BTL 3.76% (3 ML+3.00%) due 09/06/2024	358,625	332,027
Starfruit US HoldCo. LLC FRS BTL-B 3.22% (1 ML+3.00%) due 10/01/2025	318,688	303,551

		636,429

Commercial Services-Finance - 0.1%

Financial & Risk US Holdings, Inc. FRS BTL 3.42% (1 ML+3.25%) due 10/01/2025	371,959	366,114
MoneyGram International, Inc. FRS BTL 7.00% (2 ML+6.00%) due 06/30/2023	346,363	299,604
MPH Acquisition Holdings LLC FRS BTL-B 4.20% (3 ML+2.75%) due 06/07/2023	354,574	339,949

		1,005,667

Computer Data Security - 0.1%

McAfee LLC FRS BTL-B1 3.92% (1 ML+3.75%) due 09/30/2024	378,717	370,385

Computer Graphics - 0.1%

Corel, Inc. FRS BTL 5.36% (3 ML+5.00%) due 07/02/2026	415,531	390,599

Computer Services - 0.1%

Tempo Acquisition LLC FRS BTL-B 2.92% (1 ML+2.75%) due 05/01/2024	375,695	360,041

Computer Software - 0.2%
Camelot Finance SA FRS BTL-B 3.17% (1 ML+3.00%) due 10/30/2026	290,907	284,119
Cornerstone OnDemand, Inc. FRS BTL-B 5.35% (2 ML+4.25%) due 04/22/2027	96,124	94,762
Cornerstone OnDemand, Inc. FRS BTL-B coupon TBD due 04/22/2027	213,000	209,982

		304,744

Rackspace Hosting, Inc. FRS 1st Lien 4.00% (2 ML+3.00%) due 11/03/2023	1,066	1,035
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 11/03/2023	413,771	401,703

		402,738

Vertafore, Inc. FRS 1st Lein 3.42% (1 ML+3.25%) due 07/02/2025	147,565	140,187
Vertafore, Inc. FRS 2nd Lien 7.42% (1 ML+7.25%) due 07/02/2026	216,071	213,911

		354,098

Computers-Integrated Systems - 0.0%

Everi Payments, Inc. FRS BTL 11.50% (3 ML+10.50%) due 05/09/2024	160,556	161,358

Consulting Services - 0.0%

AlixPartners LLP FRS BTL 2.67% (1 ML+2.50%) due 04/04/2024	216,650	210,083

Containers-Metal/Glass - 0.0%

Mauser Packaging Solutions Holding Co FRS BTL 4.56% (3 ML+3.25%) due 04/03/2024	385,561	352,017

Containers-Paper/Plastic - 0.1%

Charter NEX US, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 05/16/2024	434,206	420,818
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	309,080	288,990

		709,808

Cosmetics & Toiletries - 0.0%

Sunshine Luxembourg VII SARL FRS BTL 5.32% (6 ML+4.25%) due 10/01/2026	334,757	319,861

Data Processing/Management - 0.1%

CCC Information Services, Inc. FRS 1st Lien 4.00% (1 ML+3.00%) due 04/29/2024	379,652	365,178

Diagnostic Equipment - 0.0%

Immucor, Inc. FRS BTL-B3 6.45% (3 ML+5.00%) due 06/15/2021	311,200	294,084

Direct Marketing - 0.1%

Terrier Media Buyer, Inc. FRS BTL-B 5.70% (3 ML+4.25%) due 12/17/2026	412,416	396,607

Distribution/Wholesale - 0.1%

Fastlane Parent Co., Inc. FRS 1st Lien 4.67% (1 ML+4.50%) due 12/19/2025	340,421	316,591

Univar USA, Inc. FRS BTL-B3 3.70% (3 ML+2.25%) due 07/01/2024	270,463	262,620

		579,211

Diversified Operations - 0.0%
Travelport Finance Luxembourg SARL FRS BTL 6.07% (3 ML+5.00%) due 05/29/2026(17)	476,143	278,676

E-Commerce/Services - 0.0%
RentPath LLC FRS 2nd Lien 1.61% (3 ML+0.00%) due 12/17/2022†(9)(15)(17)(18)	2,178,597	203,328

Electronic Components-Misc. - 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 4.67% (1 ML+4.50%) due 07/09/2025	366,962	311,306

Electronic Components-Semiconductors - 0.0%
Bright Bidco BV FRS BTL-B 4.57% (6 ML+3.50%) due 06/30/2024	570,593	172,994
Bright Bidco BV FRS BTL-B 4.95% (3 ML+3.50%) due 06/30/2024	1,469	445

		173,439

Energy Equipment & Services - 0.0%
Apergy Corp. FRS Coupon TBD Due 05/28/2027	120,818	114,173

Enterprise Software/Service - 0.4%
Applied Systems, Inc. FRS 1st Lein 4.70% (3 ML+3.25%) due 09/19/2024	363,971	352,748
Banff Merger Sub, Inc. FRS BTL 4.42% (1 ML+4.25%) due 10/02/2025	339,000	319,144
Dcert Buyer, Inc. FRS BTL-B 4.17% (1 ML+4.00%) due 10/16/2026	277,610	267,893
Epicor Software Corp. FRS 1st Lien 3.43% (1 ML+3.25%) due 06/01/2022	366,016	357,781
Finastra USA, Inc. FRS BTL-B 4.50% (6 ML+3.50%) due 06/13/2024	383,291	346,040
Greeneden US Holdings II LLC FRS BTL 3.42% (1 ML+3.25%) due 12/01/2023	376,710	365,221
Kronos, Inc. FRS 1st Lien 3.33% (3 ML+3.00%) due 11/01/2023	385,893	378,550
MYOB US Borrower LLC FRS BTL 4.17% (1 ML+4.00%) due 05/06/2026	329,589	313,110
Sophia LP FRS BTL-B 4.70% (3 ML+3.25%) due 09/30/2022	338,359	331,028
Ultimate Software Group, Inc. FRS 1st Lien 3.92% (1 ML+3.75%) due 05/04/2026	265,755	257,023

		3,288,538

Finance-Credit Card - 0.0%
Pi US Mergerco, Inc. FRS BTL 4.70% (3 ML+3.25%) due 01/03/2025	370,369	342,592

Finance-Investment Banker/Broker - 0.0%
Deerfield Dakota Holding LLC FRS 4.75% (1 ML+3.75%) due 04/09/2027	180,812	177,196
Motion Finco SARL FRS BTL-B2 4.32% (6 ML+3.25%) due 11/04/2026	25,749	23,576
Motion Finco SARL FRS BTL-B2 4.70% (3 ML+3.25%) due 11/04/2026	65	59

		200,831

Food-Misc./Diversified - 0.0%
Froneri US, Inc. FRS BTL 2.42% (1 ML+2.25%) due 01/29/2027	161,988	154,374

Gambling (Non-Hotel) - 0.1%
Mohegan Tribal Gaming Authority FRS BTL-B 5.38% (3 ML+4.38%) due 10/13/2023	416,180	305,632
Scientific Games International, Inc. FRS BTL-B5 2.92% (1 ML+2.75%) due 08/14/2024	76,816	68,686
Scientific Games International, Inc. FRS BTL-B5 3.45% (3 ML+2.75%) due 08/14/2024	2,004	1,792
Scientific Games International, Inc. FRS BTL-B5 3.61% (6 ML+2.75%) due 08/14/2024	314,004	280,773

		656,883

Human Resources - 0.1%
Creative Artists Agency LLC FRS BTL-B 3.92% (1 ML+3.75%) due 11/27/2026	306,366	291,686

Team Health Holdings, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 02/06/2024	188,333	137,483

		429,169

Insurance Brokers - 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 2.92% (1 ML+2.75%) due 05/09/2025	403,554	384,529
HUB International, Ltd. FRS BTL-B 3.87% (3 ML+3.00%) due 04/25/2025	1,017	976
HUB International, Ltd. FRS BTL-B 4.02% (3 ML+3.00%) due 04/25/2025	398,713	382,654

		768,159

Insurance-Property/Casualty - 0.1%
Asurion LLC FRS BTL-B6 3.17% (1 ML+3.00%) due 11/03/2023	372,750	361,179
Asurion LLC FRS 2nd Lien 6.67% (1 ML+6.50%) due 08/04/2025	16,737	16,645
Sedgwick Claims Management Services, Inc. FRS BTL 3.42% (1 ML+3.25%) due 12/31/2025	320,479	301,851

		679,675

Internet Content-Information/News - 0.0%
Pug LLC FRS BTL 3.67% (1 ML+3.50%) due 02/12/2027	310,576	271,754

Internet Financial Services - 0.1%
ION Trading Finance, Ltd. FRS BTL 5.07% (3 ML+4.00%) due 11/21/2024	449,013	424,317

Investment Management/Advisor Services - 0.1%
Advisor Group, Inc. FRS BTL-B 5.17% (1 ML+5.00%) due 07/31/2026	415,958	386,840

Machinery-Electrical - 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML+3.00%) due 08/01/2025	263,192	256,366

Machinery-Pumps - 0.0%
STS Operating, Inc. FRS BTL 5.25% (1 ML+4.25%) due 12/11/2024	355,649	316,823

Medical Labs & Testing Services - 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.92% (1 ML+3.75%) due 10/10/2025	492,753	322,137
Envision Healthcare Corp. FRS 1st Lien coupon TBD due 10/10/2025	249,369	163,025
Sound Inpatient Physicians, Inc. FRS 1st Lien 2.92% (1 ML+2.75%) due 06/27/2025	151,631	143,544

		628,706

Medical-Drugs - 0.1%
Akorn, Inc. FRS BTL-B 15.50% (1 ML+14.50%) due 04/16/2021(14)	366,121	312,423
Alphabet Holding Co., Inc. FRS 1st Lien 3.67% (1 ML+3.50%) due 09/26/2024	442,065	422,541
Bausch Health Americas, Inc. FRS BTL 2.92% (1 ML+2.75%) due 11/27/2025	233,645	227,804
Bausch Health Americas, Inc. FRS BTL 3.17% (1 ML+3.00%) due 06/02/2025	44,594	43,702

		1,006,470

Medical-Generic Drugs - 0.0%
Amneal Pharmaceuticals LLC FRS BTL-B 3.69% (1 ML+3.50%) due 05/04/2025	315,939	288,576

Medical-Hospitals - 0.0%
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.92% (1 ML+3.75%) due 11/17/2025	335,619	321,012

Metal Processors & Fabrication - 0.1%
Crosby US Acquisition Corp. FRS BTL-B 4.92% (1 ML+4.75%) due 06/26/2026	289,373	251,031
Form Technologies LLC FRS BTL 4.70% (3 ML+3.25%) due 01/28/2022	381,548	258,181
SEI Holdings I Corp. FRS 1st Lien 5.07% (3 ML+4.00%) due 03/27/2021	449,029	381,674

		890,886

Miscellaneous Manufacturing - 0.0%
Excelitas Technologies Corp. FRS 2nd Lien 8.94% (3 ML+7.50%) due 12/01/2025	338,000	305,890

Multimedia - 0.0%
EW Scripps Co. FRS BTL-B2 2.67% (1 ML+2.50%) due 05/01/2026	249,919	234,533

Non-Hazardous Waste Disposal - 0.0%
GFL Environmental, Inc. FRS BTL 4.00% (1 ML+3.00%) due 05/30/2025	48,474	47,712
GFL Environmental, Inc. FRS BTL 4.00% (3 ML+3.00%) due 05/30/2025	270,902	266,645

		314,357

Oil Companies-Exploration & Production - 0.0%
Osum Production Corp. FRS BTL 8.95% (3 ML+7.50%) due 07/31/2022	370,749	278,062

Pharmacy Services - 0.1%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML+2.50%) due 03/01/2024	83,765	81,507
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML+2.50%) due 03/01/2024	181,391	176,500
HC Group Holdings II, Inc. FRS BTL-B 4.67% (1 ML+4.50%) due 08/06/2026	368,010	353,903

		611,910

Pipelines - 0.1%
Blackstone CQP Holdco LP FRS BTL-B 4.62% (3 ML+3.50%) due 09/30/2024	412,328	394,289
Hercules Merger Sub LLC FRS BTL-B 3.12% (1 ML+2.75%) due 11/01/2026	447,571	432,354
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	384,737	321,736

		1,148,379

Protection/Safety - 0.0%
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (1 ML+3.25%) due 09/23/2026	364,370	354,077

Meredith Corp. FRS BTL-B2 3.26% (3 ML+2.50%) due 01/31/2025	373,385	360,316
Nielsen Finance LLC FRS BTL-B4 2.22% (1 ML+2.00%) due 10/04/2023	384,696	373,732

		734,048

Quarrying - 0.0%
US Silica Co. FRS BTL-B 5.00% (1 ML+4.00%) due 05/01/2025	471,377	343,516

Real Estate Management/Services - 0.1%
Cushman & Wakefield FRS BTL 2.92% (1 ML+2.75%) due 08/21/2025	390,471	361,381

Research & Development - 0.1%
PAREXEL International Corp. FRS BTL 2.92% (1 ML+2.75%) due 09/27/2024	411,267	389,161

Resorts/Theme Parks - 0.1%
Merlin Entertainments PLC FRS BTL-B 4.32% (6 ML+3.25%) due 11/13/2026	195,917	179,387
Merlin Entertainments PLC FRS BTL-B 4.70% (3 ML+3.25%) due 11/13/2026	491	450
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 3.75% (1 ML+3.00%) due 03/31/2024	364,322	335,176

		515,013

Retail-Petroleum Products - 0.1%
EG America LLC FRS BTL 5.07% (6 ML+4.00%) due 02/07/2025	389,332	367,269

Retail-Restaurants - 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (1 ML+2.75%) due 02/05/2025	357,891	334,500
IRB Holding Corp. FRS BTL-B 3.95% (3 ML+2.75%) due 02/05/2025	915	856
Whatabrands Llc 2020 Term Loan B 3.01% (1 ML+2.75%) due 07/31/2026	330,000	315,315
Wok Holdings, Inc. FRS BTL 8.17% (3 ML+6.25%) due 03/01/2026	353,323	220,827

		871,498

Retail-Sporting Goods - 0.1%

Bass Pro Group LLC FRS BTL 6.07% (1 ML+5.00%) due 09/25/2024	555,256	521,346

Rubber/Plastic Products - 0.0%

Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	297,614	284,668

Satellite Telecom - 0.1%

Connect Finco SARL FRS BTL-B coupon TBD due 12/11/2026	308,000	286,633
Intelsat Jackson Holdings SA FRS BTL-B3 6.00% (3 USFRBPLR+2.75%) due 11/27/2023(15)	355,000	355,178
Iridium Satellite LLC FRS BTL-B 4.75% (1 ML+3.75%) due 11/04/2026	384,401	379,836

		1,021,647

Software Tools - 0.0%

RP Crown Parent LLC FRS BTL 3.75% (1 ML+2.75%) due 10/12/2023	277,693	270,751

Telecom Services - 0.0%

West Corp. FRS BTL-B1 4.95% (3 ML+3.50%) due 10/10/2024	391,610	313,777

Telecommunication Equipment - 0.0%

CommScope, Inc. FRS BTL-B 3.42% (1 ML+3.25%) due 04/06/2026	276,385	264,915

Telephone-Integrated - 0.1%

CenturyLink, Inc. FRS BTL-B 2.42% (1 ML+2.25%) due 03/15/2027	303,370	290,585
Level 3 Financing, Inc. FRS BTL-B 1.92% (1 ML+1.75%) due 03/01/2027	293,475	284,915
Zayo Group Holdings, Inc. FRS BTL 3.17% (1 ML+3.00%) due 03/09/2027	310,010	297,696

		873,196

Television - 0.0%

Ion Media Networks, Inc. FRS BTL-B1 3.81% (3 ML+3.00%) due 12/18/2024	368,531	351,947

Theaters - 0.2%

AMC Entertainment Holdings, Inc. FRS BTL-B 4.08% (3 ML+3.00%) due 04/22/2026	436,012	327,227
Cineworld, Ltd. FRS BTL 3.32% (3 ML+2.25%) due 02/28/2025	386,834	283,162
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.93% (1 ML+2.75%) due 05/18/2025	1,732,083	1,331,106

		1,941,495

Transactional Software - 0.0%

Solera LLC FRS BTL-B 2.92% (1 ML+2.75%) due 03/03/2023	324,156	311,088

Transport-Truck - 0.1%

Pods LLC FRS 1st Lien 3.75% (1 ML+2.75%) due 11/21/2024	410,609	400,343

Total Loans
(cost $45,949,480)		40,386,891

COMMON STOCKS - 0.1%
Building Products-Air & Heating - 0.1%

API Heat Transfer, Inc.†(9)(17)	407,576	31,791

Television - 0.0%

ION Media Networks, Inc.†(9)(17)	316	190,501

Total Common Stocks
(cost $134,503)		222,292

PREFERRED SECURITIES - 0.0%
Building Products-Air & Heating - 0.0%

API Heat Transfer, Inc.Class A 8.63%†(9)(17)	86,869	6,385

Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%	7,075	181,615

Food-Dairy Products - 0.0%

Land O’ Lakes, Inc 7.00%	110,000	95,700

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†	2,592	23,199

Total Preferred Securities
(cost $408,266)		306,899

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.5%
Auto-Cars/Light Trucks - 0.0%

Volkswagon Iternational Finance NV 4.63% due 03/24/2026(5)	$	400,000	461,501

Banks-Commercial - 0.0%

Barclays Bank PLC FRS 0.22% (3 ME+0.71%) due 09/15/2020(5)	EUR	300,000	271,114

Banks-Money Center - 0.1%

National Westminster Bank PLC FRS 1.81% (3 ME + 2.15%) due 07/05/2020(5)	EUR	900,000	873,258

Banks-Super Regional - 0.0%

Wells Fargo & Co. 5.95% due 12/01/2086		136,000	157,726

Building & Construction-Misc. - 0.1%

China Minmetals Corp. 3.75% due 11/13/2022(5)		485,000	482,550

Diversified Banking Institutions - 0.2%

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(5)		480,000	486,600
Lloyds Banking Group PLC 5.13% due 12/27/2024(5)	GBP	300,000	334,528
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(5)		245,000	264,600
Societe Generale SA 7.88% due 12/18/2023*(5)		551,000	560,301

			1,646,029

Diversified Minerals - 0.0%

BHP Billiton Finance, Ltd. 5.63% due 10/22/2079	EUR	300,000	382,146

Electric-Distribution - 0.0%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		327,000	326,267

Electric-Integrated - 0.2%

CMS Energy Corp. 4.75% due 06/01/2050		199,000	203,639
Dominion Resources, Inc. 5.75% due 10/01/2054		130,000	132,757
Enel SpA 3.50% due 05/24/2080	EUR	800,000	923,562

			1,259,958

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,115,000	1,193,050

Insurance-Life/Health - 0.2%

Credit Agricole Assurances SA 2.63% due 01/29/2048	EUR	700,000	776,950
Prudential Financial, Inc. 5.63% due 06/15/2043†		342,000	354,083
Prudential Financial, Inc. 5.70% due 09/15/2048		142,000	152,763

			1,283,796

Insurance-Multi-line - 0.1%

Allianz SE 4.75% due 10/24/2023(5)	EUR	700,000	861,048
Voya Financial, Inc. 4.70% due 01/23/2048		218,000	198,380

			1,059,428

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. 3.63% due 05/23/2059	EUR	700,000	734,765

Pipelines - 0.0%

EnLink Midstream Partners LP 6.00% due 12/15/2022(5)		146,000	40,880
Enterprise Products Operating LLC 5.25% due 08/16/2077		105,000	94,606

			135,486

Real Estate Investment Trusts - 0.1%

Unibail-Rodamco-Westfield SE 2.13% due 07/25/2023(5)	EUR	900,000	855,756

Telephone-Integrated - 0.1%

AT&T, Inc. 2.88% due 03/02/2025(5)	EUR	500,000	520,863

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 4.00% due 03/15/2060		438,000	434,228

Transport-Rail - 0.1%

CRCC Chengan, Ltd. 3.97% due 06/27/2024(5)		500,000	500,209

Total Preferred Securities/Capital Securities
(cost $12,987,144)			12,578,130

ESCROWS AND LITIGATION TRUSTS - 0.0%

Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(9)		262,396	1,732
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(9)(13)(15)		25,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(9)(13)(15)		560,000	0
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		97,000	1,087
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)		111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)		143,000	14

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(9)†	101,000	10

Total Escrow and Litigation Trusts
(cost $844,261)		2,854

Total Long-Term Investment Securities
(cost $804,088,697)		807,330,218

SHORT-TERM INVESTMENT SECURITIES - 4.1%
Registered Investment Companies - 4.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(7)	24,714,892	24,714,892
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(7)(16)	8,958,256	8,958,256

Total Short-Term Investment Securities
(cost $33,673,148)		33,673,148

TOTAL INVESTMENTS
(cost $837,761,845)	100.6%	841,003,366
Liabilities in excess of other assets	(0.6)	(5,123,902)

NET ASSETS	100.0%	$835,879,464

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $226,220,205 representing 27.1% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Denominated in United States Dollars unless otherwise indicated.
(7)	The rate shown is the 7-day yield as of May 31, 2020.
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2020.
(9)	Securities classified as Level 3 (see Note 1).
(10)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(13)	Security in default of interest and principal at maturity.
(14)

PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 14.75%. The security is also currently paying interest in the form of additional loans at 0.75%.

(15)	Company has filed for bankruptcy protection.
(16)

At May 31, 2020, the Fund had loaned securities with a total value of $8,743,549. This was secured by collateral of $8,958,256, which was received in cash and subsequently invested in short-term investments currently valued at $8,958,256 as reported in the Portfolio of Investments.

(17)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Loans
API Heat Transfer ThermaSys Corp. 12.45% due 12/31/2023	2/28/2019	378,402	378,402
	3/31/2020	12,382	12,382

		390,784	$390,784	$262,959	69.49	0.03%

RentPath LLC 1.61% due 12/17/2022	6/4/2015	802,597	791,086
	7/20/2015	400,000	394,509
	2/14/2017	41,000	39,213
	7/13/2017	935,000	919,669

		2,178,597	$2,144,477	203,328	9.33	0.02%

Travelport Finance Luxembourg SARL 6.07% due 05/29/2026	6/1/2019	476,143	466,621	278,676	58.53	0.03%
Common Stocks
API Heat Transfer, Inc.	12/31/2018	407,576	134,500	31,791	0.08	0.00%
ION Media Networks, Inc.	03/05/2014	316	3	190,501	602.85	0.02%
Preferred Securities
API Heat Transfer, Inc.
Class A	12/31/2018	86,869	86,869	6,385	0.07	0.00%

				$973,640		0.10%

(18)	Security is in default of interest
(19)

PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2020 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR - Euro Currency

GBP - British Pound

Index Legend

3 ME - 3 Month Euribor

1 ML - 1 Month USD LIBOR

2 ML - 2 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

3 USFRBPLR - 3 Month US Federal Reserve Bank Prime Loan Rate

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	36,175,000	USD	40,263,307	06/11/2020	$100,141	$—
	EUR	11,495,000	USD	12,493,797	07/23/2020	—	(279,705)
	GBP	7,140,000	USD	9,143,388	06/11/2020	325,256	—
	USD	6,913,976	EUR	6,245,000	06/11/2020	19,513	—
	USD	2,256,375	GBP	1,810,000	06/11/2020	—	(20,966)
	USD	303,486	EUR	280,000	07/23/2020	7,656	—

Net Unrealized Appreciation/(Depreciation)						$452,566	$(300,671)

EUR - Euro Currency

GBP - British Pound

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$21,805,953	$—	$21,805,953
U.S. Corporate Bonds & Notes	—	299,795,000	—	299,795,000
Foreign Corporate Bonds & Notes	—	126,063,610	—	126,063,610
Foreign Government Obligations	—	109,919,708	—	109,919,708
U.S. Government Agencies	—	189,737,180	—	189,737,180
U.S. Government Treasuries	—	6,511,701	—	6,511,701
Loans:
Building Products-Air & Heating	—	—	262,959	262,959
E-Commerce/Services	—	—	203,328	203,328
Other Industries	—	39,920,604	—	39,920,604
Common Stocks :
Building Products - Air & Heating	—	—	31,791	31,791
Television	—	—	190,501	190,501
Preferred Securities:
Building Products - Air & Heating	—	—	6,385	6,385
Food-Dairy Products	—	95,700	—	95,700
Other Industries	204,814	—	—	204,814
Preferred Securities/Capital Securities	—	12,578,130	—	12,578,130
Escows and Litigation Trusts	—	1,087	1,767	2,854
Short-Term Investment Securities	33,673,148	—	—	33,673,148

Total Investments at Value	$33,877,962	$806,428,673	$696,731	$841,003,366

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$452,566	$—	$452,566

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$300,671	$—	$300,671

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.0%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	9,505	$162,631
Omnicom Group, Inc.#	23,366	1,280,223

		1,442,854

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	2,612	76,714

Airlines - 0.5%

American Airlines Group, Inc.#	7,218	75,789
Delta Air Lines, Inc.	47,462	1,196,517
Southwest Airlines Co.	60,778	1,950,974
United Airlines Holdings, Inc.†	11,292	316,627

		3,539,907

Apparel Manufacturers - 0.1%

Hanesbrands, Inc.#	11,471	113,104
PVH Corp.	1,825	82,983
Ralph Lauren Corp.	3,547	267,834
Under Armour, Inc., Class C†	13,248	104,129

		568,050

Applications Software - 8.5%

Intuit, Inc.	10,565	3,067,231
Microsoft Corp.	257,400	47,168,550
salesforce.com, Inc.†	31,118	5,439,115
ServiceNow, Inc.†	5,236	2,031,201

		57,706,097

Auto-Heavy Duty Trucks - 0.5%

Cummins, Inc.	9,851	1,670,730
PACCAR, Inc.	27,040	1,997,174

		3,667,904

Banks-Commercial - 0.8%

Citizens Financial Group, Inc.	13,523	325,904
First Republic Bank	4,983	539,011
M&T Bank Corp.	3,281	346,671
Regions Financial Corp.	5,340	60,396
Truist Financial Corp.	104,017	3,825,745

		5,097,727

Banks-Fiduciary - 0.8%

Bank of New York Mellon Corp.	75,271	2,797,823
Northern Trust Corp.	15,024	1,187,046
State Street Corp.	25,591	1,560,028

		5,544,897

Banks-Super Regional - 1.4%

PNC Financial Services Group, Inc.	43,959	5,013,084
US Bancorp	132,510	4,712,056

		9,725,140

Beverages-Non-alcoholic - 2.1%

Monster Beverage Corp.†	18,097	1,301,355
PepsiCo, Inc.	99,156	13,043,972

		14,345,327

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†#	38,510	837,592

Building Products-Air & Heating - 0.2%

Johnson Controls International PLC	44,070	1,384,239

Building Products-Cement - 0.2%

Martin Marietta Materials, Inc.	3,682	707,275
Vulcan Materials Co.	7,252	785,537

		1,492,812

Cable/Satellite TV - 0.1%

DISH Network Corp., Class A†	19,189	607,332

Chemicals-Diversified - 0.2%

LyondellBasell Industries NV, Class A	2,477	157,933
PPG Industries, Inc.	10,807	1,098,748

		1,256,681

Chemicals-Specialty - 0.6%

Ecolab, Inc.	15,832	3,365,567
International Flavors & Fragrances, Inc.	3,284	437,396

		3,802,963

Coatings/Paint - 0.3%

Sherwin-Williams Co.	2,942	1,747,107

Commercial Services - 0.1%

Cintas Corp.	1,279	317,141
Nielsen Holdings PLC	7,227	100,383

		417,524

Commercial Services-Finance - 3.7%

Automatic Data Processing, Inc.	25,099	3,676,752
IHS Markit, Ltd.	20,739	1,440,531
MarketAxess Holdings, Inc.	1,398	711,009
Moody’s Corp.	17,172	4,591,964
PayPal Holdings, Inc.†	49,780	7,716,398
S&P Global, Inc.	21,229	6,899,850

		25,036,504

Computer Aided Design - 0.3%

Autodesk, Inc.†	8,290	1,744,050
Synopsys, Inc.†	2,232	403,791

		2,147,841

Computer Data Security - 0.1%

Fortinet, Inc.†	2,423	337,282

Computer Software - 0.2%

Akamai Technologies, Inc.†	4,082	431,876
Citrix Systems, Inc.	4,229	626,399

		1,058,275

Computers - 1.0%

Hewlett Packard Enterprise Co.	413,788	4,017,881
HP, Inc.	205,421	3,110,074

		7,127,955

Computers-Memory Devices - 1.1%

NetApp, Inc.	44,309	1,973,523
Seagate Technology PLC	69,036	3,661,669
Western Digital Corp.	39,462	1,750,929

		7,386,121

Consulting Services - 0.4%

Verisk Analytics, Inc.	17,605	3,040,031

Consumer Products-Misc. - 0.4%

Clorox Co.	3,094	638,137
Kimberly-Clark Corp.	14,938	2,112,831

		2,750,968

Containers-Metal/Glass - 0.2%

Ball Corp.	16,532	1,178,070

Containers-Paper/Plastic - 0.3%

Amcor PLC	58,256	594,794
Packaging Corp. of America	4,252	431,195
WestRock Co.	25,922	727,371

		1,753,360

Cosmetics & Toiletries - 3.1%

Colgate-Palmolive Co.	49,814	3,603,046
Coty, Inc., Class A	19,155	69,533
Estee Lauder Cos., Inc., Class A	13,834	2,731,800
Procter & Gamble Co.	127,416	14,770,063

		21,174,442

Data Processing/Management - 1.4%

Fidelity National Information Services, Inc.	32,891	4,566,258
Fiserv, Inc.†	34,630	3,697,445
Paychex, Inc.	17,005	1,229,121

		9,492,824

Decision Support Software - 0.4%

MSCI, Inc.	7,561	2,486,435

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	2,026	497,626
DENTSPLY SIRONA, Inc.	11,914	554,239

		1,051,865

Diagnostic Equipment - 2.3%

Danaher Corp.	45,728	7,618,742
Thermo Fisher Scientific, Inc.	22,633	7,903,217

		15,521,959

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	3,224	995,829

Dialysis Centers - 0.2%

DaVita, Inc.†	20,423	1,653,446

Disposable Medical Products - 0.2%

Teleflex, Inc.	2,881	1,045,400

Distribution/Wholesale - 0.3%

Fastenal Co.	20,467	844,469
LKQ Corp.†	14,348	393,996
WW Grainger, Inc.	1,676	518,923

		1,757,388

Diversified Manufacturing Operations - 1.5%

Eaton Corp. PLC	38,561	3,273,829
Illinois Tool Works, Inc.	27,229	4,695,913
Parker-Hannifin Corp.	7,679	1,381,990
Trane Technologies PLC	10,837	977,606

		10,329,338

Drug Delivery Systems - 0.2%

DexCom, Inc.†	4,435	1,677,805

E-Commerce/Products - 0.6%

eBay, Inc.	89,095	4,057,386

E-Commerce/Services - 0.8%

Booking Holdings, Inc.†	2,980	4,885,471
Expedia Group, Inc.	10,762	855,364

		5,740,835

Electric Products-Misc. - 0.6%

AMETEK, Inc.	13,308	1,220,477
Emerson Electric Co.	49,303	3,008,469

		4,228,946

Electric-Distribution - 0.7%

Consolidated Edison, Inc.	64,730	4,858,634

Electric-Integrated - 2.1%

AES Corp.	10,162	126,923
Alliant Energy Corp.	18,341	905,312
CMS Energy Corp.	29,168	1,708,661
Eversource Energy	41,614	3,483,092
FirstEnergy Corp.	43,473	1,837,169
PPL Corp.	49,665	1,387,640
WEC Energy Group, Inc.	55,252	5,068,266

		14,517,063

Electronic Components-Semiconductors - 3.8%

Advanced Micro Devices, Inc.†	46,154	2,483,085
Broadcom, Inc.	15,189	4,424,100
Microchip Technology, Inc.	5,598	537,520
Micron Technology, Inc.†	44,130	2,114,268
NVIDIA Corp.	24,865	8,827,572
Texas Instruments, Inc.	55,376	6,575,346
Xilinx, Inc.	7,133	655,880

		25,617,771

Electronic Connectors - 0.1%

Amphenol Corp., Class A	4,680	451,901
TE Connectivity, Ltd.	6,689	543,481

		995,382

Electronic Forms - 1.3%

Adobe, Inc.†	22,289	8,616,927

Electronic Measurement Instruments - 1.1%

Agilent Technologies, Inc.	22,599	1,991,876
Fortive Corp.	16,888	1,029,830
Keysight Technologies, Inc.†	4,540	490,910
Roper Technologies, Inc.	10,402	4,096,308

		7,608,924

Entertainment Software - 0.5%

Activision Blizzard, Inc.	24,315	1,750,194
Electronic Arts, Inc.†	9,159	1,125,458
Take-Two Interactive Software, Inc.†	1,931	262,944

		3,138,596

Finance-Credit Card - 4.7%

American Express Co.	45,240	4,300,967
Mastercard, Inc., Class A	39,671	11,936,607
Visa, Inc., Class A	82,237	16,055,952

		32,293,526

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	63,292	2,272,816

Finance-Other Services - 1.3%

Cboe Global Markets, Inc.	5,197	553,273
CME Group, Inc.	18,399	3,359,657
Intercontinental Exchange, Inc.	42,157	4,099,768
Nasdaq, Inc.	8,020	950,049

		8,962,747

Food-Confectionery - 0.1%

J.M. Smucker Co.	8,538	972,734

Food-Meat Products - 0.2%

Hormel Foods Corp.#	25,611	1,250,585

Food-Misc./Diversified - 1.2%

Campbell Soup Co.	9,220	470,035
General Mills, Inc.	41,433	2,611,936
Kellogg Co.	20,331	1,327,818
Kraft Heinz Co.	75,062	2,287,139
Lamb Weston Holdings, Inc.	281	16,877
McCormick & Co., Inc.	7,837	1,372,729

		8,086,534

Food-Retail - 0.3%

Kroger Co.	55,308	1,804,147

Gas-Distribution - 0.0%

NiSource, Inc.	11,022	262,654

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	5,132	1,109,333

Industrial Gases - 1.1%

Air Products & Chemicals, Inc.	12,199	2,947,889
Linde PLC	24,098	4,875,989

		7,823,878

Instruments-Controls - 0.1%

Mettler-Toledo International, Inc.†	824	655,080

Instruments-Scientific - 0.1%

PerkinElmer, Inc.	2,646	265,844
Waters Corp.†	3,664	732,250

		998,094

Insurance Brokers - 0.8%

Aon PLC, Class A	9,365	1,844,437
Marsh & McLennan Cos., Inc.	26,059	2,760,169
Willis Towers Watson PLC	3,901	791,513

		5,396,119

Insurance-Life/Health - 0.7%

Aflac, Inc.	70,731	2,579,560
Prudential Financial, Inc.	35,440	2,160,422

		4,739,982

Insurance-Multi-line - 1.1%

Allstate Corp.	25,756	2,519,194
Chubb, Ltd.	33,290	4,059,383
Hartford Financial Services Group, Inc.	4,755	182,069
Loews Corp.	12,586	418,359

		7,179,005

Insurance-Property/Casualty - 0.6%

Progressive Corp.	24,803	1,926,697
Travelers Cos., Inc.	20,956	2,241,873

		4,168,570

Internet Brokers - 0.1%

E*TRADE Financial Corp.	8,629	392,965

Internet Content-Entertainment - 1.2%

Netflix, Inc.†	18,291	7,677,281
Twitter, Inc.†	24,412	756,040

		8,433,321

Internet Security - 0.0%

NortonLifeLock, Inc.	11,335	258,211

Investment Management/Advisor Services - 1.1%

BlackRock, Inc.	9,745	5,151,597
Franklin Resources, Inc.	22,899	432,104
Invesco, Ltd.	16,597	132,278
T. Rowe Price Group, Inc.	14,259	1,723,913

		7,439,892

Machinery-Construction & Mining - 0.5%

Caterpillar, Inc.	30,805	3,700,605

Machinery-Farming - 0.4%

Deere & Co.	18,595	2,828,671

Machinery-General Industrial - 0.2%

Otis Worldwide Corp.	15,362	808,809
Westinghouse Air Brake Technologies Corp.	6,437	393,108

		1,201,917

Machinery-Pumps - 0.0%

Ingersoll Rand, Inc.†	9,563	269,677

Medical Information Systems - 0.1%

Cerner Corp.	13,674	996,835

Medical Labs & Testing Services - 1.0%

IQVIA Holdings, Inc.†	9,874	1,476,360
Laboratory Corp. of America Holdings†	14,699	2,577,029
Quest Diagnostics, Inc.	24,463	2,893,484

		6,946,873

Medical Products - 1.7%

ABIOMED, Inc.†	830	185,837
Baxter International, Inc.	37,020	3,332,170
Cooper Cos., Inc.	3,210	1,017,506
Henry Schein, Inc.†	23,360	1,418,419
Hologic, Inc.†	19,707	1,044,471
STERIS PLC	4,321	716,811
Stryker Corp.	17,956	3,514,528
Varian Medical Systems, Inc.†	2,984	362,228

		11,591,970

Medical-Biomedical/Gene - 3.4%

Alexion Pharmaceuticals, Inc.†	8,959	1,074,184
Amgen, Inc.	27,198	6,247,381
Biogen, Inc.†	7,494	2,301,332
Gilead Sciences, Inc.	58,067	4,519,355
Illumina, Inc.†	5,569	2,021,825
Incyte Corp.†	7,564	770,847
Regeneron Pharmaceuticals, Inc.†	3,870	2,371,575
Vertex Pharmaceuticals, Inc.†	12,505	3,600,940

		22,907,439

Medical-Drugs - 1.8%

AbbVie, Inc.	64,098	5,939,962
Bristol-Myers Squibb Co. CVR†	29,832	98,147
Zoetis, Inc.	44,784	6,242,442

		12,280,551

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC	17,287	946,809

Medical-HMO - 1.1%

Centene Corp.†	43,413	2,876,111
Humana, Inc.	10,979	4,508,527

		7,384,638

Medical-Hospitals - 0.4%

HCA Healthcare, Inc.	27,156	2,902,976

Multimedia - 1.3%

Walt Disney Co.	77,849	9,131,688

Networking Products - 1.5%

Cisco Systems, Inc.	219,123	10,478,462

Non-Hazardous Waste Disposal - 0.6%

Republic Services, Inc.	13,264	1,133,541
Waste Management, Inc.	24,896	2,657,648

		3,791,189

Office Automation & Equipment - 0.2%

Xerox Holdings Corp.	66,470	1,055,544

Oil Companies-Exploration & Production - 1.0%

Apache Corp.	3,100	33,449
Cabot Oil & Gas Corp.	22,110	438,663
Concho Resources, Inc.	14,466	788,686
Devon Energy Corp.	27,830	300,842
Diamondback Energy, Inc.	10,790	459,438
EOG Resources, Inc.	36,250	1,847,663
Hess Corp.	21,507	1,020,937
Marathon Oil Corp.	83,632	446,595
Noble Energy, Inc.	14,615	127,589
Occidental Petroleum Corp.	52,735	682,918
Pioneer Natural Resources Co.	10,673	977,647

		7,124,427

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	22,161	276,348

Oil Refining & Marketing - 0.3%

HollyFrontier Corp.	14,963	470,586
Valero Energy Corp.	24,268	1,617,220

		2,087,806

Oil-Field Services - 0.3%

Baker Hughes Co.	22,611	373,308
Schlumberger, Ltd.	90,585	1,673,105
TechnipFMC PLC	12,983	96,074

		2,142,487

Paper & Related Products - 0.2%

International Paper Co.	29,619	1,008,527

Pipelines - 0.9%

Kinder Morgan, Inc.	191,175	3,020,565
ONEOK, Inc.	33,093	1,214,182
Williams Cos., Inc.	100,743	2,058,180

		6,292,927

Real Estate Investment Trusts - 2.5%

American Tower Corp.	19,717	5,090,338
AvalonBay Communities, Inc.	306	47,739
Crown Castle International Corp.	21,003	3,615,876
Digital Realty Trust, Inc.	5,767	827,911
Equinix, Inc.	2,635	1,838,255
Equity Residential	7,441	450,627
Prologis, Inc.	37,287	3,411,761
Public Storage	5,001	1,013,903
SBA Communications Corp.	2,418	759,566

		17,055,976

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	793	110,140

Respiratory Products - 0.2%

ResMed, Inc.	7,063	1,135,872

Retail-Apparel/Shoe - 0.2%

Ross Stores, Inc.	12,750	1,236,240

Retail-Auto Parts - 0.3%

AutoZone, Inc.†	117	134,299
Genuine Parts Co.	9,392	783,387
O’Reilly Automotive, Inc.†	2,886	1,204,155

		2,121,841

Retail-Building Products - 2.0%

Home Depot, Inc.	40,605	10,089,530
Lowe’s Cos., Inc.	29,559	3,853,016

		13,942,546

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	5,614	438,397

Retail-Discount - 0.8%

Dollar General Corp.	13,474	2,580,406
Target Corp.	21,910	2,680,250

		5,260,656

Retail-Drug Store - 0.3%

Walgreens Boots Alliance, Inc.	47,591	2,043,558

Retail-Jewelry - 0.1%

Tiffany & Co.	4,240	543,271

Retail-Major Department Stores - 0.5%

TJX Cos., Inc.	62,132	3,278,084

Retail-Restaurants - 1.0%

Domino’s Pizza, Inc.	1,044	402,817
Starbucks Corp.	62,424	4,868,448
Yum! Brands, Inc.	18,084	1,622,677

		6,893,942

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	15,429	1,742,705
QUALCOMM, Inc.	53,692	4,342,609

		6,085,314

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	34,539	1,940,401
KLA Corp.	3,100	545,476
Lam Research Corp.	4,407	1,206,064

		3,691,941

Steel-Producers - 0.2%

Nucor Corp.	37,890	1,601,231

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	10,256	233,734

Telephone-Integrated - 2.2%

Verizon Communications, Inc.	263,564	15,123,302

Theaters - 0.0%

Live Nation Entertainment, Inc.†	3,501	172,109

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	6,144	770,765

Transport-Rail - 0.7%

CSX Corp.	35,721	2,556,909
Norfolk Southern Corp.	11,575	2,063,707

		4,620,616

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	35,699	3,559,547

Water - 0.5%

American Water Works Co., Inc.	24,155	3,067,685

Web Hosting/Design - 0.2%

VeriSign, Inc.†	4,881	1,068,988

Web Portals/ISP - 4.9%

Alphabet, Inc., Class A†	23,089	33,098,543

Wireless Equipment - 0.2%

Motorola Solutions, Inc.	7,720	1,044,748

Total Long-Term Investment Securities
(cost $474,395,601)		661,692,074

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2)	1,118,786	1,118,786

U.S. Government Treasuries - 0.3%

United States Treasury Bills
0.12% due 10/08/2020(3)	$1,700,000	1,699,010
0.15% due 10/01/2020(3)	550,000	549,693

		2,248,703

Total Short-Term Investment Securities
(cost $3,367,763)		3,367,489

REPURCHASE AGREEMENTS - 2.6%

Fixed Income Clearing Corp. Repurchase Agreement

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $18,054,000 and collateralized by $1,930,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and $15,200,000 of United States Treasury Notes bearing interest at 2.13% due 03/31/2024 and having an approximate aggregate value of $18,415,463 (cost $18,054,000)	18,054,000	18,054,000

TOTAL INVESTMENTS
(cost $495,817,364)	100.1%	683,113,563
Liabilities in excess of other assets	(0.1)	(987,217)

NET ASSETS	100.0%	$682,126,346

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2020.
(2)

At May 31, 2020, the Fund had loaned securities with a total value of $2,368,584. This was secured by collateral of $1,118,786, which was received in cash and subsequently invested in short-term investments currently valued at $1,118,786 as reported in the Portfolio of Investments. Additional collateral of $1,337,671 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$319,354
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	558,598
Government National Mtg. Assoc.	2.50%	9/20/2046	41,729
United States Treasury Bills	0.00%	8/13/2020	1,941
United States Treasury Notes/Bonds	0.25% to 8.75%	06/15/2020 to 02/15/2049	416,049

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR	— Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
142	Long	S&P 500 E-Mini Index	June 2020	$18,682,282	$21,598,200	$2,915,918

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$661,692,074	$—	$—	$661,692,074
Short Term Investment Securities:
Registered Investment Companies	1,118,786	—	—	1,118,786
U.S. Government Treasuries	—	2,248,703	—	2,248,703
Repurchase Agreements	—	18,054,000	—	18,054,000

Total Investments at Value	$662,810,860	$20,302,703	$—	$683,113,563

Other Financial Instruments:+
Futures Contracts	$2,915,918	$—	$—	$2,915,918

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2020 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of May 31, 2020, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of The Variable Annuity Life Insurance Company, the investment adviser to the Funds, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the VALIC Company II’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and U.S. Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk and to express active credit views to enhance return.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write- down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2020
VALIC Co. I Blue Chip Growth Fund	$—	$973	$8,736	$973	$—	$—	$331	$10,040
VALIC Co. I Capital Conservation Fund	300,814	—	9,667,217	1,612,844	1,571,870	92,123	160,429	9,960,743
VALIC Co. I Dividend Value Fund	664,049	1,465,303	28,578,366	5,050,977	3,929,674	(744,081)	(3,104,304)	25,851,284
VALIC Co. I Emerging Economies Fund	415,263	—	30,886,401	8,195,760	22,980,877	215,757	(402,602)	15,914,439
VALIC Co. I Global Real Estate Fund	592,812	307,247	20,898,566	900,060	—	—	(3,874,098)	17,924,528
VALIC Co. I Government Money Market I Fund	87,107	—	24,726,765	25,961,592	43,073,256	—	—	7,615,101
VALIC Co. I Government Securities Fund	138,408	—	5,948,285	138,408	890,726	84,452	65,472	5,345,891
VALIC Co. I Inflation Protected Fund	643,877	—	24,440,615	7,654,735	—	—	(26,988)	32,068,362
VALIC Co. I International Equities Index Fund	671,369	459,220	11,232,950	36,754,905	20,944,776	(961,807)	(3,016,493)	23,064,779
VALIC Co. I International Government Bond Fund	261,182	—	16,463,683	261,182	896,331	29,754	(375,272)	15,483,016
VALIC Co. I International Growth Fund	10,654	—	9,012,975	10,653	—	—	585,680	9,609,308
VALIC Co. I International Value Fund	558,632	32,928	25,859,475	5,371,989	8,455,075	(2,185,273)	(1,140,206)	19,450,910
VALIC Co. I Large Cap Core Fund	113,325	666,077	9,433,280	779,401	—	—	(35,586)	10,177,095
VALIC Co. I Large Capital Growth Fund	75,799	759,899	7,008,381	3,757,323	—	—	(102,901)	10,662,803
VALIC Co. I Mid Cap Index Fund	366,655	2,045,359	22,693,321	8,449,339	3,566,509	(805,771)	(3,302,676)	23,467,704
VALIC Co. I Mid Cap Strategic Growth Fund	—	464,833	10,777,983	464,833	2,152,337	138,014	30,862	9,259,355
VALIC Co. I Nasdaq-100® Index Fund	21,925	68,949	14,148,711	5,330,439	13,594,588	2,695,884	(284,369)	8,296,077
VALIC Co. I Science & Technology Fund	—	2,090,507	21,296,134	2,090,507	4,535,579	9,087	1,815,839	20,675,988
VALIC Co. I Small Cap Index Fund	211,449	1,699,574	14,025,396	3,188,325	6,984,451	(3,045,942)	(396,434)	6,786,894
VALIC Co. I Small Cap Special Values Fund	82,678	547,925	4,577,480	2,423,264	765,351	(534,657)	(1,156,601)	4,544,135
VALIC Co. I Stock Index Fund	1,184,004	3,786,386	60,403,472	63,943,869	51,603,574	2,184,336	(3,544,561)	71,383,542
VALIC Co. I Value Fund	248,857	1,202,105	13,230,486	1,450,962	—	—	(1,886,935)	12,794,513
VALIC Co. II Capital Appreciation Fund	—	—	21,989,673	—	—	—	1,978,923	23,968,596
VALIC Co. II Core Bond Fund	—	—	12,480,152	37,202,440	14,762,237	150,688	617,849	35,688,892
VALIC Co. II High Yield Bond Fund	—	—	24,732,412	—	14,320,728	81,869	(93,970)	10,399,583
VALIC Co. II International Opportunities Fund	—	—	19,344,439	4,481,653	2,405,389	70,426	(351,634)	21,139,495
VALIC Co. II Large Cap Value Fund	—	—	34,942,017	—	1,309,890	395,010	(3,565,026)	30,462,111
VALIC Co. II Mid Cap Growth Fund	—	—	10,231,569	—	2,152,337	502,206	(458,794)	8,122,644
VALIC Co. II Mid Cap Value Fund	—	—	23,077,118	—	—	—	(2,497,000)	20,580,118
VALIC Co. II Small Cap Growth Fund	—	—	9,124,232	—	4,241,337	735,342	247,427	5,865,664
VALIC Co. II Small Cap Value Fund	—	—	8,366,619	1,792,662	1,530,702	(1,301,285)	(644,435)	6,682,859
VALIC Co. II Strategic Bond Fund	—	—	29,365,950	7,184,944	2,211,716	(20,525)	471,595	34,790,248

	$6,648,859	$15,597,285	$578,972,859	$234,454,039	$228,879,310	$(2,214,393)	$(24,286,478)	$558,046,717

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2020
VALIC Co. I Blue Chip Growth Fund
VALIC Co. I Capital Conservation Fund	556,359	—	17,879,637	1,385,190	920,552	24,737	391,361	18,760,373
VALIC Co. I Dividend Value Fund	316,122	697,562	13,372,604	2,642,914	3,068,508	(823,415)	(1,070,034)	11,053,561
VALIC Co. I Emerging Economies Fund	119,277	—	7,797,679	2,828,009	5,561,347	147,960	(265,600)	4,946,701
VALIC Co. I Global Real Estate Fund	259,608	134,552	8,813,645	1,074,863	346,508	13,434	(1,705,804)	7,849,630
VALIC Co. I Government Money Market I Fund	54,511	—	13,486,882	14,764,002	15,243,997	—	—	13,006,887
VALIC Co. I Government Securities Fund	214,299	—	9,209,796	214,300	521,646	49,457	185,739	9,137,646
VALIC Co. I Inflation Protected Fund	481,346	—	20,547,869	1,586,454	—	—	(86,551)	22,047,772
VALIC Co. I International Equities Index Fund	239,082	163,534	7,839	17,131,682	7,776,010	(458,597)	(1,314,496)	7,590,418
VALIC Co. I International Government Bond Fund	263,481	—	16,203,162	263,481	505,342	18,655	(360,669)	15,619,287
VALIC Co. I International Growth Fund	1,698	—	1,436,588	1,698	—	—	93,352	1,531,638
VALIC Co. I International Value Fund	127,157	7,495	6,463,767	1,482,230	2,742,301	(634,234)	(142,013)	4,427,449
VALIC Co. I Large Cap Core Fund	30,648	180,136	2,551,173	210,785	—	—	(9,625)	2,752,333
VALIC Co. I Large Capital Growth Fund	12,517	125,480	11,827	1,767,227	—	—	(18,332)	1,760,722
VALIC Co. I Mid Cap Index Fund	90,152	502,904	6,099,542	1,691,955	1,449,584	(320,629)	(683,550)	5,337,734
VALIC Co. I Mid Cap Strategic Growth Fund	—	101,274	1,921,814	101,274	—	—	(5,745)	2,017,343
VALIC Co. I Nasdaq-100® Index Fund	8,686	27,317	4,369,772	4,025,064	3,905,284	520,293	243,928	5,253,773
VALIC Co. I Science & Technology Fund	—	649,890	6,603,825	649,890	1,334,377	(130,482)	638,833	6,427,689
VALIC Co. I Small Cap Index Fund	48,963	393,551	2,945,793	1,310,872	2,806,568	(1,120,358)	130,040	459,779
VALIC Co. I Small Cap Special Values Fund	29,009	192,248	2,189,629	221,257	483,485	(344,421)	(233,022)	1,349,958
VALIC Co. I Stock Index Fund	344,740	1,102,461	17,413,662	20,926,341	20,283,157	549,354	(1,127,073)	17,479,127
VALIC Co. I Value Fund	54,146	261,554	2,878,686	315,700	—	—	(410,559)	2,783,827
VALIC Co. II Capital Appreciation Fund	—	—	5,387,016	—	—	—	484,795	5,871,811
VALIC Co. II Core Bond Fund	—	—	54,339,812	23,196,717	20,593,640	1,273,720	1,042,007	59,258,616
VALIC Co. II High Yield Bond Fund	—	—	28,160,084	—	7,070,389	35,026	(388,303)	20,736,418
VALIC Co. II International Opportunities Fund	—	—	6,932,257	1,347,578	—	—	91,038	8,370,873
VALIC Co. II Large Cap Value Fund	—	—	9,149,653	—	767,127	192,149	(1,047,217)	7,527,458
VALIC Co. II Mid Cap Growth Fund	—	—	2,665,112	—	—	—	(38,001)	2,627,111
VALIC Co. II Mid Cap Value Fund	—	—	7,721,956	—	—	—	(835,535)	6,886,421
VALIC Co. II Small Cap Growth Fund	—	—	1,783,314	—	414,416	(124,948)	291,125	1,535,075
VALIC Co. II Small Cap Value Fund	—	—	1,032,222	—	552,554	(390,566)	147,687	236,789
VALIC Co. II Strategic Bond Fund	—	—	45,091,584	1,450,454	3,465,078	82,610	339,358	43,498,928

	$3,251,801	$4,539,958	$324,468,201	$100,589,937	$99,811,870	$(1,440,255)	$(5,662,866)	$318,143,147

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2020
VALIC Co. I Blue Chip Growth Fund	$—	$3,433	$30,820	$3,434	$—	$—	$1,169	$35,423
VALIC Co. I Capital Conservation Fund	1,010,509	—	32,474,594	3,323,866	2,670,715	71,766	709,829	33,909,340
VALIC Co. I Dividend Value Fund	1,315,950	2,903,799	45,329,140	22,355,759	17,804,767	(4,952,959)	(4,176,863)	40,750,310
VALIC Co. I Emerging Economies Fund	394,145	—	26,580,537	9,293,084	19,298,076	560,408	(877,910)	16,258,043
VALIC Co. I Global Real Estate Fund	666,866	345,629	23,509,206	1,012,495	—	—	(4,358,049)	20,163,652
VALIC Co. I Government Money Market I Fund	101,483	—	33,377,212	43,027,771	66,419,531	—	—	9,985,452
VALIC Co. I Government Securities Fund	339,073	—	14,572,123	339,073	1,513,405	143,489	226,187	13,767,467
VALIC Co. I Inflation Protected Fund	1,191,082	—	45,753,708	13,271,853	—	—	(61,098)	58,964,463
VALIC Co. I International Equities Index Fund	854,907	584,761	4,869,295	51,128,716	22,203,182	(962,425)	(4,868,393)	27,964,011
VALIC Co. I International Government Bond Fund	549,457	—	34,228,713	549,457	1,485,731	36,565	(756,881)	32,572,123
VALIC Co. I International Growth Fund	6,690	—	5,659,987	6,690	—	—	367,796	6,034,473
VALIC Co. I International Value Fund	508,300	29,961	24,954,645	5,985,942	10,133,500	(1,980,904)	(1,127,746)	17,698,437
VALIC Co. I Large Cap Core Fund	118,994	699,396	9,905,165	818,390	—	—	(37,367)	10,686,188
VALIC Co. I Large Capital Growth Fund	118,915	1,192,139	15,547,719	6,075,483	4,952,437	672,989	(615,816)	16,727,938
VALIC Co. I Mid Cap Index Fund	478,244	2,667,850	28,277,158	16,344,419	10,269,611	(1,448,628)	(3,539,473)	29,363,865
VALIC Co. I Mid Cap Strategic Growth Fund	—	622,173	11,806,637	622,173	—	—	(35,288)	12,393,522
VALIC Co. I Nasdaq-100® Index Fund	20,547	64,617	19,720,362	20,115,527	20,283,792	4,009,267	(241,597)	23,319,767
VALIC Co. I Science & Technology Fund	—	3,109,730	29,982,119	3,109,731	5,140,699	247,692	2,557,695	30,756,538
VALIC Co. I Small Cap Index Fund	290,804	2,337,412	12,716,553	14,467,858	13,349,661	(3,679,290)	(1,292,734)	8,862,726
VALIC Co. I Small Cap Special Values Fund	107,160	710,170	5,791,218	3,293,548	1,349,458	(974,814)	(1,277,296)	5,483,198
VALIC Co. I Stock Index Fund	1,606,647	5,137,975	99,349,844	97,671,053	110,222,505	1,828,104	(4,566,874)	84,059,622
VALIC Co. I Value Fund	337,637	1,630,958	17,950,475	1,968,595	—	—	(2,560,102)	17,358,968
VALIC Co. II Capital Appreciation Fund	—	—	26,524,340	—	—	—	2,387,012	28,911,352
VALIC Co. II Core Bond Fund	—	—	115,798,540	64,026,087	32,504,960	1,575,693	4,016,177	152,911,537
VALIC Co. II High Yield Bond Fund	—	—	43,716,930	—	19,802,911	907,657	(1,118,133)	23,703,543
VALIC Co. II International Opportunities Fund	—	—	18,863,130	4,952,437	—	—	194,699	24,010,266
VALIC Co. II Large Cap Value Fund	—	—	52,766,723	—	2,225,596	671,150	(5,472,845)	45,739,432
VALIC Co. II Mid Cap Growth Fund	—	—	11,017,055	—	—	—	(157,087)	10,859,968
VALIC Co. II Mid Cap Value Fund	—	—	29,657,521	6,168,839	—	—	(4,436,983)	31,389,377
VALIC Co. II Small Cap Growth Fund	—	—	7,619,859	—	1,156,679	(177,965)	1,059,502	7,344,717
VALIC Co. II Small Cap Value Fund	—	—	6,505,520	2,476,218	1,542,238	(1,438,402)	(364,833)	5,636,265
VALIC Co. II Strategic Bond Fund	—	—	88,637,096	8,289,531	10,281,397	44,508	1,217,211	87,906,949

	$10,017,410	$22,040,003	$943,493,944	$400,698,029	$374,610,851	$(4,846,099)	$(29,206,091)	$935,528,932

†	Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company II’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.